UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Municipal Bond Index Fund
iShares Short-Term TIPS Bond Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
12/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Municipal Bond Index Fund
Institutional Shares | BIDIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.25%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 1.20%.
  For the same period, the ICE BofA US Municipal Securities Index returned 1.58%.
What contributed to performance?
Municipal bonds posted a narrow gain in 2024, with the benefit of income outweighing weakness in prices. For most of the year, municipal bonds performed reasonably well on expectations for interest-rate cuts by the U.S. Federal Reserve (“Fed”). The central bank indeed began its long-awaited interest rate cuts in the autumn, with a half-point reduction in September 2024 and subsequent quarter-point cuts in November and December. However, continued strength in U.S. economic growth, together with concerns about stubborn inflation and hawkish commentary from Fed Chair Jerome Powell following the December meeting, fueled a late sell-off that erased much of the gains achieved in the first 11 months of the year. Municipals outperformed U.S. Treasuries, as strong investor demand and the continued health of state and local government finances caused yield spreads to tighten.
The transportation, tax-backed, and utility sectors delivered the strongest absolute returns in the annual period. In terms of credit tiers, AA rated securities produced the best performance, followed by those rated A and AAA.
What detracted from performance?
Corporate-backed and housing bonds finished with negative absolute returns, as did those in the 8- to 12-year maturity range. No rating class detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	1.20%	0.99%	2.06%
ICE BofA US Municipal Securities Index	1.58	1.07	2.33
Key Fund statistics
Net Assets	$233,615,251
Number of Portfolio Holdings	298
Net Investment Advisory Fees	$158,610
Portfolio Turnover Rate	37%
On November 19, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the State Farm Tax Advantaged Bond Fund (the “Predecessor Fund”), a series of State Farm Mutual Fund Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
Performance shown prior to the Institutional Shares inception date of November 19, 2018 is that of Investor A Shares, which reflect the performance of Premier Shares of the Predecessor Fund. The performance of Institutional Shares would be substantially similar to Investor A Shares because Institutional Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Institutional Shares and Investor A Shares have different expenses. The actual returns of Institutional Shares would have been higher than those of the Investor A Shares because Institutional Shares have lower expenses than the Investor A Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	33.3%
State	18.4%
County/City/Special District/School District	14.7%
Utilities	10.8%
Corporate	7.4%
Health	6.6%
Housing	4.9%
Education	3.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.2%
AA/Aa	57.3%
A	25.4%
BBB/Baa	6.8%
N/R	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Institutional Shares | BIDIX
Annual Shareholder Report — December 31, 2024
BIDIX-12/24-AR

iShares Municipal Bond Index Fund
Investor A Shares | BIDAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$50	0.50%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 0.95%.
  For the same period, the ICE BofA US Municipal Securities Index returned 1.58%.
What contributed to performance?
Municipal bonds posted a narrow gain in 2024, with the benefit of income outweighing weakness in prices. For most of the year, municipal bonds performed reasonably well on expectations for interest-rate cuts by the U.S. Federal Reserve (“Fed”). The central bank indeed began its long-awaited interest rate cuts in the autumn, with a half-point reduction in September 2024 and subsequent quarter-point cuts in November and December. However, continued strength in U.S. economic growth, together with concerns about stubborn inflation and hawkish commentary from Fed Chair Jerome Powell following the December meeting, fueled a late sell-off that erased much of the gains achieved in the first 11 months of the year. Municipals outperformed U.S. Treasuries, as strong investor demand and the continued health of state and local government finances caused yield spreads to tighten.
The transportation, tax-backed, and utility sectors delivered the strongest absolute returns in the annual period. In terms of credit tiers, AA rated securities produced the best performance, followed by those rated A and AAA.
What detracted from performance?
Corporate-backed and housing bonds finished with negative absolute returns, as did those in the 8- to 12-year maturity range. No rating class detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	0.95%	0.73%	1.90%
ICE BofA US Municipal Securities Index	1.58	1.07	2.33
Key Fund statistics
Net Assets	$233,615,251
Number of Portfolio Holdings	298
Net Investment Advisory Fees	$158,610
Portfolio Turnover Rate	37%
Average annual total returns reflect reductions for service fees.
On November 19, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the State Farm Tax Advantaged Bond Fund (the “Predecessor Fund”), a series of State Farm Mutual Fund Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
Investor A Shares performance shown prior to the Reorganization is that of the Premier Shares of the Predecessor Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	33.3%
State	18.4%
County/City/Special District/School District	14.7%
Utilities	10.8%
Corporate	7.4%
Health	6.6%
Housing	4.9%
Education	3.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.2%
AA/Aa	57.3%
A	25.4%
BBB/Baa	6.8%
N/R	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Investor A Shares | BIDAX
Annual Shareholder Report — December 31, 2024
BIDAX-12/24-AR

iShares Municipal Bond Index Fund
Investor P Shares | BIDPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$50	0.50%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 0.95%.
  For the same period, the ICE BofA US Municipal Securities Index returned 1.58%.
What contributed to performance?
Municipal bonds posted a narrow gain in 2024, with the benefit of income outweighing weakness in prices. For most of the year, municipal bonds performed reasonably well on expectations for interest-rate cuts by the U.S. Federal Reserve (“Fed”). The central bank indeed began its long-awaited interest rate cuts in the autumn, with a half-point reduction in September 2024 and subsequent quarter-point cuts in November and December. However, continued strength in U.S. economic growth, together with concerns about stubborn inflation and hawkish commentary from Fed Chair Jerome Powell following the December meeting, fueled a late sell-off that erased much of the gains achieved in the first 11 months of the year. Municipals outperformed U.S. Treasuries, as strong investor demand and the continued health of state and local government finances caused yield spreads to tighten.
The transportation, tax-backed, and utility sectors delivered the strongest absolute returns in the annual period. In terms of credit tiers, AA rated securities produced the best performance, followed by those rated A and AAA.
What detracted from performance?
Corporate-backed and housing bonds finished with negative absolute returns, as did those in the 8- to 12-year maturity range. No rating class detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	0.95%	0.74%	1.90%
Investor P Shares (with sales charge)	(3.10)	(0.08)	1.49
ICE BofA US Municipal Securities Index	1.58	1.07	2.33
Key Fund statistics
Net Assets	$233,615,251
Number of Portfolio Holdings	298
Net Investment Advisory Fees	$158,610
Portfolio Turnover Rate	37%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
On November 19, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the State Farm Tax Advantaged Bond Fund (the “Predecessor Fund”), a series of State Farm Mutual Fund Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
Investor P Shares performance shown prior to the Reorganization is that of the Premier Shares of the Predecessor Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	33.3%
State	18.4%
County/City/Special District/School District	14.7%
Utilities	10.8%
Corporate	7.4%
Health	6.6%
Housing	4.9%
Education	3.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.2%
AA/Aa	57.3%
A	25.4%
BBB/Baa	6.8%
N/R	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Investor P Shares | BIDPX
Annual Shareholder Report — December 31, 2024
BIDPX-12/24-AR

iShares Municipal Bond Index Fund
Class K Shares | BIDKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares Municipal Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$20	0.20%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 1.25%.
  For the same period, the ICE BofA US Municipal Securities Index returned 1.58%.
What contributed to performance?
Municipal bonds posted a narrow gain in 2024, with the benefit of income outweighing weakness in prices. For most of the year, municipal bonds performed reasonably well on expectations for interest-rate cuts by the U.S. Federal Reserve (“Fed”). The central bank indeed began its long-awaited interest rate cuts in the autumn, with a half-point reduction in September 2024 and subsequent quarter-point cuts in November and December. However, continued strength in U.S. economic growth, together with concerns about stubborn inflation and hawkish commentary from Fed Chair Jerome Powell following the December meeting, fueled a late sell-off that erased much of the gains achieved in the first 11 months of the year. Municipals outperformed U.S. Treasuries, as strong investor demand and the continued health of state and local government finances caused yield spreads to tighten.
The transportation, tax-backed, and utility sectors delivered the strongest absolute returns in the annual period. In terms of credit tiers, AA rated securities produced the best performance, followed by those rated A and AAA.
What detracted from performance?
Corporate-backed and housing bonds finished with negative absolute returns, as did those in the 8- to 12-year maturity range. No rating class detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	1.25%	1.03%	2.09%
ICE BofA US Municipal Securities Index	1.58	1.07	2.33
Key Fund statistics
Net Assets	$233,615,251
Number of Portfolio Holdings	298
Net Investment Advisory Fees	$158,610
Portfolio Turnover Rate	37%
On November 19, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the State Farm Tax Advantaged Bond Fund (the “Predecessor Fund”), a series of State Farm Mutual Fund Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
Performance shown prior to the Class K Shares inception date of November 19, 2018 is that of Investor A Shares, which reflect the performance of Premier Shares of the Predecessor Fund. The performance of Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	33.3%
State	18.4%
County/City/Special District/School District	14.7%
Utilities	10.8%
Corporate	7.4%
Health	6.6%
Housing	4.9%
Education	3.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.2%
AA/Aa	57.3%
A	25.4%
BBB/Baa	6.8%
N/R	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Municipal Bond Index Fund
Class K Shares | BIDKX
Annual Shareholder Report — December 31, 2024
BIDKX-12/24-AR

iShares Short-Term TIPS Bond Index Fund
Institutional Shares | BIIPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11	0.11%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 4.72%.
  For the same period, the ICE BofA US Broad Market Index returned 1.47% and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) returned 4.69%.
What contributed to performance?
The principal value for TIPS is indexed to inflation, meaning that the principal value is adjusted higher every six months as inflation rises and vice versa. In addition, the stated yield applies to the adjusted principal value. As such, TIPS trade higher when investors expect inflation to rise and trade lower when the opposite is the case. Returns for TIPS are also influenced by the direction of nominal Treasury yields. During the period, prices for short-term TIPS were supported by relatively stable inflation expectations while the rise in nominal Treasury yields had less of a negative impact on shorter maturity TIPS. As a result, the benchmark finished with a meaningful positive return.
What detracted from performance?
There were no detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 16, 2016 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	4.72%	3.23%	2.78%
ICE BofA US Broad Market Index	1.47	(0.34)	1.26
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	4.69	3.34	2.88
Key Fund statistics
Net Assets	$452,665,507
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	18%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The Fund commenced operations on February 16, 2016.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	22.7%
2-3 Years	24.1%
3-4 Years	26.8%
4-5 Years	26.4%
Five largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term TIPS Bond Index Fund
Institutional Shares | BIIPX
Annual Shareholder Report — December 31, 2024
BIIPX-12/24-AR

iShares Short-Term TIPS Bond Index Fund
Investor A Shares | BAIPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.36%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 4.45%.
  For the same period, the ICE BofA US Broad Market Index returned 1.47% and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) returned 4.69%.
What contributed to performance?
The principal value for TIPS is indexed to inflation, meaning that the principal value is adjusted higher every six months as inflation rises and vice versa. In addition, the stated yield applies to the adjusted principal value. As such, TIPS trade higher when investors expect inflation to rise and trade lower when the opposite is the case. Returns for TIPS are also influenced by the direction of nominal Treasury yields. During the period, prices for short-term TIPS were supported by relatively stable inflation expectations while the rise in nominal Treasury yields had less of a negative impact on shorter maturity TIPS. As a result, the benchmark finished with a meaningful positive return.
What detracted from performance?
There were no detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 16, 2016 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	4.45%	2.96%	2.51%
ICE BofA US Broad Market Index	1.47	(0.34)	1.26
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	4.69	3.34	2.88
Key Fund statistics
Net Assets	$452,665,507
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	18%
Average annual total returns reflect reductions for service fees.
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The Fund commenced operations on February 16, 2016.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	22.7%
2-3 Years	24.1%
3-4 Years	26.8%
4-5 Years	26.4%
Five largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term TIPS Bond Index Fund
Investor A Shares | BAIPX
Annual Shareholder Report — December 31, 2024
BAIPX-12/24-AR

iShares Short-Term TIPS Bond Index Fund
Class K Shares | BKIPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares Short-Term TIPS Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6	0.06%
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 4.77%.
  For the same period, the ICE BofA US Broad Market Index returned 1.47% and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) returned 4.69%.
What contributed to performance?
The principal value for TIPS is indexed to inflation, meaning that the principal value is adjusted higher every six months as inflation rises and vice versa. In addition, the stated yield applies to the adjusted principal value. As such, TIPS trade higher when investors expect inflation to rise and trade lower when the opposite is the case. Returns for TIPS are also influenced by the direction of nominal Treasury yields. During the period, prices for short-term TIPS were supported by relatively stable inflation expectations while the rise in nominal Treasury yields had less of a negative impact on shorter maturity TIPS. As a result, the benchmark finished with a meaningful positive return.
What detracted from performance?
There were no detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 16, 2016 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	4.77%	3.25%	2.81%
ICE BofA US Broad Market Index	1.47	(0.34)	1.26
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	4.69	3.34	2.88
Key Fund statistics
Net Assets	$452,665,507
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	18%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The Fund commenced operations on February 16, 2016.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Maturity allocation
Period	Percent of Total Investments(a)
1-2 Years	22.7%
2-3 Years	24.1%
3-4 Years	26.8%
4-5 Years	26.4%
Five largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29	5.2%
U.S. Treasury Inflation-Indexed Notes, 2.38%, 10/15/28	5.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/29	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.63%, 10/15/27	4.8%
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	4.7%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short-Term TIPS Bond Index Fund
Class K Shares | BKIPX
Annual Shareholder Report — December 31, 2024
BKIPX-12/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Municipal Bond Index Fund	$33,354	$33,354	$0	$0	$15,600	$15,600	$0	$407
iShares Short-Term TIPS Bond Index Fund	$21,216	$21,216	$0	$0	$17,600	$17,576	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Municipal Bond Index Fund	$15,600	$16,007
iShares Short-Term TIPS Bond Index Fund	$17,600	$17,983

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares Municipal Bond Index Fund
• iShares Short-Term TIPS Bond Index Fund
BlackRock Index Funds, Inc.
• iShares MSCI EAFE International Index Fund
• iShares Russell 2000 Small-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
December 31, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.1%
Corporate(a) — 2.7%
Black Belt Energy Gas District, RB
Series A, 4.00%, 12/01/52	$1,000	$ 990,478
Series B, 4.00%, 10/01/52	500	500,115
Series B, 5.00%, 10/01/55	1,000	1,054,507
Series D, 5.00%, 03/01/55	1,000	1,061,252
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54	500	539,566
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49	500	531,702
Southeast Energy Authority A Cooperative District, RB
Series A, 5.25%, 01/01/54	1,000	1,053,006
Series C, 5.00%, 11/01/55	500	531,535
		6,262,161
State — 0.2%
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/01/38	395	398,919
Utilities — 1.2%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/32	530	581,197
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 11/01/35	2,250	2,332,330
		2,913,527
Total Municipal Bonds in Alabama		9,574,607
Arizona — 0.2%
Utilities — 0.2%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 05/01/42	505	559,103
California — 12.1%
Corporate(a) — 2.0%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	1,000	1,054,653
Series B-1, Sustainability Bonds, 4.00%, 02/01/52	500	499,531
Series G, Sustainability Bonds, 5.00%, 11/01/55	1,000	1,052,695
Series H, Sustainability Bonds, 5.00%, 01/01/56	1,000	1,090,103
California Municipal Finance Authority, RB, Series A, AMT, 4.10%, 12/01/44	1,000	999,903
		4,696,885
County/City/Special District/School District — 2.4%
California State Public Works Board, Refunding RB, Series B, 5.00%, 10/01/26(b)	15	15,568
Contra Costa Community College District, GO, Series A, Election 2014, 4.00%, 08/01/39	1,000	998,842
El Camino Community College District Fountation, GO, CAB, Series C, Election 2002, 0.00%, 08/01/38(c)	680	402,381
Lodi Unified School District, GO, Series 2022, Election 2016, 3.00%, 08/01/43	975	815,536
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	986,961
Los Angeles Unified School District, GO, Series B-1, Election 2008, 5.00%, 07/01/33	1,500	1,587,305
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(c)	995	383,069
Security	Par (000)	Value
County/City/Special District/School District (continued)
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	$250	$ 276,043
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/51(c)	350	110,603
		5,576,308
Education — 0.9%
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	504,168
Series A, 4.00%, 11/01/38	500	502,312
Series A, 5.00%, 11/01/43	540	545,784
University of California, Refunding RB, Series AR, 5.00%, 05/15/41	605	616,776
		2,169,040
Health — 0.5%
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,000	1,065,091
State — 2.5%
California State Public Works Board, Refunding RB, Series B, 5.00%, 10/01/26	235	243,810
State of California, Refunding GO
5.00%, 08/01/26	540	545,979
5.00%, 08/01/31	1,000	1,029,282
5.00%, 09/01/31	565	582,359
4.00%, 09/01/32	250	252,770
5.00%, 04/01/35	1,000	1,121,065
3.00%, 10/01/37	825	773,764
5.00%, 09/01/43	500	553,499
3.00%, 04/01/52	1,000	777,039
		5,879,567
Transportation — 2.5%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	501,808
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(d)	55	53,442
AMT, Subordinate, 3.00%, 05/15/40	1,210	1,010,018
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	984,783
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(c)
Series A, (AGM), 0.00%, 01/15/36	500	333,245
Series A, (AGM), 0.00%, 01/15/37	1,000	639,265
Riverside County Transportation Commission, Refunding RB, Series B1, Senior Lien, 4.00%, 06/01/37	1,154	1,167,546
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2, AMT, 5.50%, 05/01/39	1,070	1,189,078
		5,879,185
Utilities — 1.3%
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.00%, 07/01/37	1,000	1,051,746
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	523,079
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,498,107
		3,072,932
Total Municipal Bonds in California		28,339,008

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado — 2.7%
County/City/Special District/School District — 0.6%
City & County of Denver Colorado Pledged Excise Tax Revenue, Refunding RB, Series A, 4.00%, 08/01/46	$1,500	$ 1,453,818
Health — 0.5%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,026,846
State — 0.2%
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	489,752
Transportation — 0.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	1,000	1,031,991
Series D, AMT, 5.50%, 11/15/29	1,000	1,084,041
		2,116,032
Utilities — 0.5%
Board of Water Commissioners City & County of Denver,, RB, Series A, 4.00%, 12/15/26	1,230	1,230,098
Total Municipal Bonds in Colorado		6,316,546
Connecticut — 1.8%
State — 1.6%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	1,000	1,026,242
Series A, 4.00%, 05/01/39	500	505,719
State of Connecticut, GO
Series B, 5.00%, 06/15/28	400	403,100
Series B, 4.00%, 06/15/33	850	851,251
Series G, Sustainability Bonds, 3.00%, 11/15/42	100	88,364
Series G, Sustainability Bonds, 3.00%, 11/15/43	100	86,908
State of Connecticut, Refunding GO
Series B, 5.00%, 05/15/25	250	251,777
Series E, 5.00%, 09/01/32	500	564,481
		3,777,842
Transportation — 0.2%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 09/01/36	430	426,624
Total Municipal Bonds in Connecticut		4,204,466
Delaware — 0.5%
Housing — 0.5%
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	995	1,084,177
District of Columbia — 1.8%
County/City/Special District/School District — 0.1%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 3.00%, 03/01/41	290	248,089
State — 0.5%
District of Columbia, GO, Series D, 4.00%, 06/01/34	1,000	1,014,897
Security	Par (000)	Value
Transportation — 1.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	$1,500	$ 1,386,693
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,463,676
		2,850,369
Total Municipal Bonds in District of Columbia		4,113,355
Florida — 4.9%
County/City/Special District/School District — 1.5%
City of Hollywood Florida, GO, 5.00%, 07/01/47	500	527,593
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,423,545
Orange County School Board, COP, Series A, 5.00%, 08/01/33	940	1,052,509
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	508,246
		3,511,893
Education — 0.3%
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.25%, 04/01/47	565	619,005
Health — 0.9%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	1,025,881
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.00%, 11/15/34	1,000	1,137,814
		2,163,695
Transportation — 2.0%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/26(d)	1,000	1,030,685
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	500	529,649
Florida Development Finance Corp., Refunding RB
AMT, 5.00%, 07/01/36	500	502,355
AMT, 5.00%, 07/01/37	500	500,726
AMT, 5.50%, 07/01/53	750	760,367
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/33	500	513,778
Series A, AMT, 5.00%, 10/01/54	850	863,163
		4,700,723
Utilities — 0.2%
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	500	549,111
Total Municipal Bonds in Florida		11,544,427
Georgia — 2.5%
Corporate — 0.9%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	375	398,121
Series A, 5.00%, 05/01/54(a)	1,000	1,060,047
Series B, 5.00%, 12/01/54(a)	500	532,033
		1,990,201
County/City/Special District/School District — 0.6%
Gwinnett County School District, GO, 5.00%, 02/01/40	1,400	1,479,166
State — 0.3%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	664,266
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.5%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C, AMT, 5.00%, 07/01/29	$1,200	$ 1,269,396
Utilities — 0.2%
Municipal Electric Authority of Georgia, Refunding RB, Series A, 5.00%, 01/01/36	325	362,326
Total Municipal Bonds in Georgia		5,765,355
Illinois — 8.0%
County/City/Special District/School District — 0.9%
City of Chicago Illinois, GO
Series A, 5.50%, 01/01/39	150	159,098
Series A, 5.25%, 01/01/45	600	618,264
City of Chicago Illinois, Refunding GO
Series B, 5.00%, 01/01/33	500	533,585
Series B, 5.00%, 01/01/34	675	722,004
		2,032,951
Health — 0.4%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,010,982
State — 3.8%
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	1,000	422,705
Series B, (AGM), 0.00%, 06/15/46	1,105	421,037
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/29	1,000	1,074,422
State of Illinois, GO
5.00%, 05/01/39	1,500	1,500,802
Series B, 5.00%, 05/01/34	530	587,272
Series C, 5.00%, 11/01/29	1,000	1,042,279
Series D, 5.00%, 11/01/26	500	514,581
State of Illinois, Refunding GO
5.00%, 02/01/32	500	548,535
5.00%, 02/01/39	1,500	1,626,976
Series A, 5.00%, 10/01/25	500	505,789
Series A, 5.00%, 10/01/28	500	529,632
Series D, 5.00%, 07/01/34	190	206,782
		8,980,812
Transportation — 2.4%
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	963,102
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,031,913
Chicago O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/34	1,000	1,080,206
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	201,606
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	1,000	1,011,467
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25	100	100,000
Series A, 5.00%, 01/01/30	250	267,665
Regional Transportation Authority, RB, Series A, (AGM), 5.75%, 06/01/34	730	834,609
		5,490,568
Security	Par (000)	Value
Utilities — 0.5%
Illinois Finance Authority, RB, Sustainability Bonds, 5.00%, 07/01/36	$1,085	$ 1,181,797
Total Municipal Bonds in Illinois		18,697,110
Indiana — 0.4%
County/City/Special District/School District — 0.2%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 06/01/30	400	435,558
Education — 0.2%
Indiana University, Refunding RB, Series A, 5.00%, 06/01/34	500	576,065
Total Municipal Bonds in Indiana		1,011,623
Kansas — 0.9%
Health — 0.3%
University of Kansas Hospital Authority, Refunding RB
Series A, 5.00%, 03/01/27(d)	155	161,310
Series A, 5.00%, 03/01/47	425	430,055
		591,365
Transportation — 0.6%
State of Kansas Department of Transportation, RB
5.00%, 09/01/27	1,000	1,012,449
5.00%, 09/01/34	500	504,972
		1,517,421
Total Municipal Bonds in Kansas		2,108,786
Kentucky — 1.1%
Corporate — 0.4%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	25	24,893
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	500	532,556
Louisville/Jefferson County Metropolitan Government, Refunding RB, 2.00%, 10/01/33	400	318,604
		876,053
County/City/Special District/School District — 0.2%
Scott County School District Finance Corp., RB, (BAM), 5.00%, 09/01/41	500	537,264
Transportation — 0.2%
Kenton County Airport Board, ARB, Series A, AMT, 5.25%, 01/01/54	500	527,828
Utilities — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series A, 5.00%, 05/15/37	500	563,449
Total Municipal Bonds in Kentucky		2,504,594
Louisiana — 0.5%
Corporate — 0.5%
Parish of St. John the Baptist Louisiana, Refunding RB, Series C, 3.30%, 06/01/37(a)	1,250	1,230,388
Maine — 0.2%
Education — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, 5.25%, 10/01/54	500	547,492

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland — 1.1%
Housing — 0.4%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 03/01/54	$970	$ 1,051,666
State — 0.2%
State of Maryland, GO, Series A, 5.00%, 03/15/31	400	416,292
Transportation — 0.5%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	405,248
4.00%, 11/01/29	695	693,678
		1,098,926
Total Municipal Bonds in Maryland		2,566,884
Massachusetts — 3.1%
Education — 0.5%
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 07/15/40	1,000	1,195,843
Health — 0.4%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34	1,000	1,046,390
State — 2.2%
Commonwealth of Massachusetts, GOL
Series B, 3.00%, 02/01/48	1,000	780,358
Series D, 5.00%, 11/01/31	1,000	1,131,698
Series E, 4.00%, 04/01/46	530	516,725
Series F, 5.00%, 11/01/42	1,000	1,032,961
Series G, 4.00%, 09/01/32	1,325	1,332,875
Commonwealth of Massachusetts, Refunding GOL, Series B, 5.00%, 11/01/34	255	294,108
		5,088,725
Total Municipal Bonds in Massachusetts		7,330,958
Michigan — 1.6%
Education — 0.3%
University of Michigan, Refunding RB, 5.00%, 04/01/26(d)	585	599,191
Health — 0.4%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,047,699
Housing — 0.6%
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 06/01/55	1,000	1,098,027
Michigan State Housing Development Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 06/01/54	230	243,950
		1,341,977
State — 0.3%
Michigan State Building Authority, Refunding RB, Series I, 3.00%, 10/15/51	1,000	820,710
Total Municipal Bonds in Michigan		3,809,577
Minnesota — 1.4%
Health — 0.4%
City of Rochester Minnesota, Refunding RB, 5.00%, 11/15/57	1,000	1,052,325
Security	Par (000)	Value
Housing — 0.5%
Minnesota Housing Finance Agency, RB, S/F Housing, Series U, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	$1,000	$ 1,121,050
Transportation — 0.5%
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, 5.00%, 01/01/35	1,000	1,075,345
Total Municipal Bonds in Minnesota		3,248,720
Missouri — 0.9%
Housing — 0.5%
Missouri Housing Development Commission, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 5.50%, 05/01/55	1,000	1,067,362
Utilities — 0.4%
Metropolitan St. Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(d)	330	331,673
Series B, 5.00%, 05/01/45	705	708,574
		1,040,247
Total Municipal Bonds in Missouri		2,107,609
New Jersey — 4.6%
County/City/Special District/School District — 0.4%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	1,023,141
Health — 0.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	965,242
State — 0.7%
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,578,961
Transportation — 3.1%
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(d)	175	188,354
5.00%, 06/15/46	325	333,555
Series A, 0.00%, 12/15/32(c)	250	186,800
Series AA, 5.00%, 06/15/25	150	150,084
Series AA, 3.00%, 06/15/50	1,000	770,140
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/35	3,075	2,012,523
Series A, 0.00%, 12/15/38	530	301,920
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.00%, 12/15/31	1,000	1,020,976
New Jersey Turnpike Authority, Refunding RB
Series E, 5.00%, 01/01/29	1,000	1,058,147
Series E, 5.00%, 01/01/32	1,100	1,158,119
		7,180,618
Total Municipal Bonds in New Jersey		10,747,962
New York — 18.9%
County/City/Special District/School District — 6.0%
City of New York, GO
Series B-1, 5.00%, 12/01/41	1,390	1,424,852
Series C, 4.00%, 08/01/40	1,840	1,841,770
Series D, 5.00%, 12/01/35	500	527,833
Series D, 4.00%, 12/01/41	1,000	983,257
Series F-1, 5.00%, 03/01/43	1,000	1,062,900
Series F-1, 5.00%, 03/01/50	1,000	1,049,595
City of New York, Refunding GO, Sub-Series F-1, 5.00%, 08/01/27	380	400,009
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	$310	$ 328,287
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	293,384
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,457,486
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.00%, 05/01/37	1,000	1,016,889
Series A-1, 5.00%, 08/01/36	500	522,903
Series A-1, 5.00%, 08/01/42	1,000	1,033,887
Subordinate, 4.00%, 05/01/42	1,000	990,624
Series A-1, Subordinate, 4.00%, 08/01/38	1,000	1,014,560
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 09/15/28(d)	5	5,352
		13,953,588
Education — 0.4%
New York State Dormitory Authority, RB, Series A, 4.00%, 07/01/41	1,000	985,222
State — 4.3%
Empire State Development Corp., RB
Class A, 4.00%, 03/15/47	1,000	966,492
Series A, 4.00%, 03/15/49	1,000	975,453
Empire State Development Corp., Refunding RB
Series A, 5.00%, 03/15/39	1,000	1,063,158
Series E, 3.00%, 03/15/47	715	560,606
Series E, 3.00%, 03/15/50	1,130	860,967
Series A, Sustainability Bonds, 5.00%, 03/15/63	500	526,968
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	776,327
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/43	500	492,921
Series A, 3.00%, 03/15/51	2,000	1,501,550
Series D, 4.00%, 02/15/47	1,000	966,859
Series E, 3.00%, 03/15/41	1,500	1,277,857
		9,969,158
Transportation — 6.8%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	931,445
Metropolitan Transportation Authority, RB
Series A, Sustainability Bonds, 4.00%, 11/15/48	500	468,266
Series D-1, Sustainability Bonds, 5.00%, 11/15/44	300	313,351
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,092,760
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,000	1,041,132
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/44	1,000	969,908
Series B, Subordinate, 4.00%, 01/01/50	1,000	952,331
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/49	100	103,791
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,000	1,048,276
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,000	1,055,785
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	2,000	2,109,944
Port Authority of New York & New Jersey, Refunding ARB
Series 238, AMT, 5.00%, 07/15/35	1,000	1,081,842
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 238, AMT, 5.00%, 07/15/36	$1,545	$ 1,665,547
Series 238, AMT, 5.00%, 07/15/37	280	300,729
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	215	210,429
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,023,958
Series A, 5.00%, 11/15/40	600	602,718
Series B, 5.00%, 11/15/38	1,000	1,036,323
		16,008,535
Utilities — 1.4%
Long Island Power Authority, Refunding RB, Series A, 5.00%, 09/01/42	240	264,738
New York City Municipal Water Finance Authority, Refunding RB, Series EE, 5.00%, 06/15/36	1,000	1,014,177
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/52	1,000	963,335
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	1,000	962,677
		3,204,927
Total Municipal Bonds in New York		44,121,430
North Carolina — 0.8%
Housing — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	1,000	1,097,577
Transportation(c) — 0.3%
North Carolina Turnpike Authority, RB, Series B, (AGC), 0.00%, 01/01/34	500	356,577
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	335,484
		692,061
Total Municipal Bonds in North Carolina		1,789,638
North Dakota — 0.5%
Housing — 0.5%
North Dakota Housing Finance Agency, RB, S/F Housing, Series D, Sustainability Bonds, 6.00%, 07/01/55	1,000	1,109,265
Ohio — 0.9%
Corporate — 0.4%
Ohio Air Quality Development Authority, Refunding RB, Series A, AMT, 4.25%, 11/01/39(a)	1,000	1,008,395
Utilities — 0.5%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,080,032
Total Municipal Bonds in Ohio		2,088,427
Oklahoma — 0.2%
Utilities — 0.2%
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 06/01/42	500	545,440

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon — 0.7%
Transportation — 0.7%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT , Sustainability Bonds, 5.25%, 07/01/54	$1,000	$ 1,058,145
State of Oregon Department of Transportation, Refunding RB, Series A, Subordinate Lien, 5.00%, 11/15/33	385	443,064
Total Municipal Bonds in Oregon		1,501,209
Pennsylvania — 5.1%
County/City/Special District/School District — 0.3%
County of Allegheny Pennsylvania, GO, Series C-80, 5.00%, 12/01/49	250	266,573
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	500	532,925
		799,498
Education — 0.3%
Northampton County General Purpose Authority, Refunding RB, Series A, 5.00%, 11/15/34	585	672,973
Health — 0.9%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,029,684
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,032,249
		2,061,933
Housing — 0.4%
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 4.50%, 10/01/38	1,000	1,017,217
State — 0.9%
Commonwealth of Pennsylvania, GO
5.00%, 10/01/31	1,000	1,118,704
Series 1, 5.00%, 03/15/29	1,000	1,003,523
		2,122,227
Transportation — 2.2%
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	132,964
Delaware River Port Authority, Refunding RB, Series B, 5.00%, 01/01/26	250	254,848
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	1,000	1,009,361
AMT, (AGM), 5.00%, 12/31/57	750	765,843
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,024,972
Series 1, Subordinate, 5.00%, 12/01/39	875	968,174
Series A, Subordinate, 4.00%, 12/01/46	425	408,323
Series A, Subordinate, 4.00%, 12/01/50	480	454,727
		5,019,212
Utilities — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 5.25%, 09/01/54	215	233,499
Total Municipal Bonds in Pennsylvania		11,926,559
Security	Par (000)	Value
Rhode Island — 0.1%
Housing — 0.1%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 81-A, Sustainability Bonds, (GNMA), 5.45%, 10/01/53	$175	$ 180,761
South Carolina — 0.5%
Utilities — 0.5%
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	738,682
Series B, 5.00%, 12/01/51	305	317,133
Total Municipal Bonds in South Carolina		1,055,815
Tennessee — 0.6%
Education — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.00%, 10/01/34	500	578,368
Transportation — 0.4%
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	903,838
Total Municipal Bonds in Tennessee		1,482,206
Texas — 9.6%
Corporate — 0.3%
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	500	532,259
Texas Municipal Gas Acquisition and Supply Corp. I, RB, Series D, Senior Lien, 6.25%, 12/15/26	255	263,404
		795,663
County/City/Special District/School District — 0.8%
Grayson County Junior College District, GOL, 4.00%, 02/15/49	500	474,137
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	575,969
Northwest Independent School District, GO, Series A, (PSF), 5.00%, 02/15/49	250	265,496
Prosper Independent School District, GO, Series A, (PSF), 4.00%, 02/15/54	500	474,721
		1,790,323
Education — 0.5%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	420,712
Board of Regents of the University of Texas System, Refunding RB
Series A, 5.00%, 08/15/43	245	265,404
Series B, 5.00%, 08/15/35	310	358,916
		1,045,032
Health — 0.4%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,007,299
Transportation — 4.9%
Central Texas Regional Mobility Authority, RB
Series C, 5.00%, 01/01/27	1,000	1,014,619
Series A, Senior Lien, 5.00%, 07/01/25(d)	1,000	1,009,096
Central Texas Turnpike System, RB, Series A, (AMBAC), 0.00%, 08/15/30(c)	270	218,638
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Central Texas Turnpike System, Refunding RB
Series C, 5.00%, 08/15/33	$500	$ 561,102
Series C, 5.00%, 08/15/41	250	273,135
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/52	1,000	1,033,719
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,054,269
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,273,102
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	467,446
North Texas Tollway Authority, RB, Series B, 5.00%, 01/01/34	1,000	1,000,000
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,039,501
Series A, 5.00%, 01/01/43	1,815	1,871,933
Series B, 5.00%, 01/01/34	160	180,427
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	480,823
		11,477,810
Utilities — 2.7%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,007,371
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	942,285
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	510,605
Lower Colorado River Authority, Refunding RB, 5.00%, 05/15/38	1,000	1,087,788
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,183,936
Series A, 4.00%, 10/15/41	475	476,132
Series A, 5.00%, 10/15/53	910	976,546
		6,184,663
Total Municipal Bonds in Texas		22,300,790
Utah — 0.6%
Housing — 0.5%
Utah Housing Corp., RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	1,000	1,110,781
Transportation — 0.1%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48	315	333,222
Total Municipal Bonds in Utah		1,444,003
Virginia — 2.3%
County/City/Special District/School District — 0.4%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	817,464
Health — 0.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	1,000	989,844
Transportation — 1.3%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 03/15/27	285	298,006
5.00%, 05/15/34	580	666,140
Series A, 5.00%, 05/15/31	1,000	1,052,093
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 5.00%, 07/01/36	1,000	1,039,825
		3,056,064
Security	Par (000)	Value
Utilities — 0.2%
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	$500	$ 510,748
Total Municipal Bonds in Virginia		5,374,120
Washington — 1.9%
State — 0.4%
State of Washington, Refunding GO, Series B, 5.00%, 07/01/30	1,000	1,016,980
Transportation — 1.3%
County of Spokane Washington Airport Revenue, ARB, Series B, AMT, 5.25%, 01/01/54	1,000	1,060,215
Port of Seattle Washington, Refunding ARB
AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	937,111
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	1,000	1,053,220
		3,050,546
Utilities — 0.2%
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, RB, Series B, 3.00%, 09/01/52	500	387,068
Total Municipal Bonds in Washington		4,454,594
Wisconsin — 0.9%
Health — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	1,000	1,013,072
Housing — 0.5%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	1,000	1,089,670
Total Municipal Bonds in Wisconsin		2,102,742
Total Long-Term Investments — 98.0% (Cost: $234,293,603)		228,889,746

	Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.38%(e)(f)	2,192,787	2,193,006
Total Short-Term Securities — 0.9% (Cost: $2,193,006)		2,193,006
Total Investments — 98.9% (Cost: $236,486,609)		231,082,752
Other Assets Less Liabilities — 1.1%		2,532,499
Net Assets — 100.0%		$ 233,615,251

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
iShares Municipal Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,355,327	$ —	$ (1,162,321)(a)	$ 156	$ (156)	$ 2,193,006	2,192,787	$ 112,825	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 228,889,746	$ —	$ 228,889,746
Short-Term Securities
Money Market Funds	2,193,006	—	—	2,193,006
	$2,193,006	$228,889,746	$—	$231,082,752
See notes to financial statements.
Fund Schedules of Investments

Schedule of Investments
December 31, 2024
iShares Short-Term TIPS Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds
2.00%, 01/15/26	$9,078	$ 9,076,474
2.38%, 01/15/27	8,600	8,678,806
1.75%, 01/15/28	8,302	8,243,304
3.63%, 04/15/28	8,487	8,906,993
2.50%, 01/15/29	7,881	8,021,890
3.88%, 04/15/29	9,723	10,431,567
U.S. Treasury Inflation-Indexed Notes
0.63%, 01/15/26	18,561	18,302,890
0.13%, 04/15/26 - 04/15/27	76,724	74,428,561
0.38%, 01/15/27 - 07/15/27	36,548	35,342,138
1.63%, 10/15/27 - 10/15/29	43,748	43,253,459
0.50%, 01/15/28	19,601	18,744,312
1.25%, 04/15/28	21,687	21,134,038
0.75%, 07/15/28	17,011	16,343,005
2.38%, 10/15/28	22,149	22,497,795
0.88%, 01/15/29	14,957	14,287,011
2.13%, 04/15/29	23,142	23,178,458
0.25%, 07/15/29	17,671	16,369,948
Total Long-Term Investments — 78.9% (Cost: $358,500,466)		357,240,649

Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(a)(b)	1,395,239	1,395,239

Security	Par (000)	Value
U.S. Treasury Obligations — 20.2%
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	$13,651	$ 13,633,946
U.S. Treasury Inflation-Indexed Notes
0.25%, 01/15/25	19,984	19,946,418
0.13%, 04/15/25 - 10/15/25	36,010	35,683,341
0.38%, 07/15/25	22,261	22,128,387
		91,392,092
Total Short-Term Securities — 20.5% (Cost: $92,673,452)		92,787,331
Total Investments — 99.4% (Cost: $451,173,918)		450,027,980
Other Assets Less Liabilities — 0.6%		2,637,527
Net Assets — 100.0%		$ 452,665,507

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 2,285,632	$ —	$ (890,393)(a)	$ —	$ —	$ 1,395,239	1,395,239	$ 223,754	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations	$ —	$ 357,240,649	$ —	$ 357,240,649

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 1,395,239	$ —	$ —	$ 1,395,239
U.S. Treasury Obligations	—	91,392,092	—	91,392,092
	$1,395,239	$448,632,741	$—	$450,027,980
See notes to financial statements.
Fund Schedules of Investments

Schedule of Investments
December 31, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.3%
ANZ Group Holdings Ltd.	1,884,219	$ 33,199,547
APA Group(a)	820,771	3,533,541
Aristocrat Leisure Ltd.	358,366	15,133,987
ASX Ltd.	122,665	4,932,737
BHP Group Ltd., Class DI	3,210,052	78,308,431
BlueScope Steel Ltd.	279,967	3,237,289
Brambles Ltd.	881,187	10,480,094
CAR Group Ltd.	233,033	5,185,887
Cochlear Ltd.	41,411	7,415,823
Coles Group Ltd.	830,557	9,695,542
Commonwealth Bank of Australia	1,058,807	100,185,535
Computershare Ltd.	328,372	6,897,942
Endeavour Group Ltd./Australia	968,557	2,512,642
Fortescue Ltd	1,071,365	12,064,173
Glencore PLC	6,561,062	28,896,071
Goodman Group	1,088,451	23,926,280
GPT Group	1,211,908	3,264,740
Insurance Australia Group Ltd.	1,499,555	7,843,007
Lottery Corp. Ltd.	1,408,156	4,294,962
Macquarie Group Ltd.	229,074	31,328,837
Medibank Pvt Ltd.	1,742,346	4,083,876
Mineral Resources Ltd.(b)	112,784	2,380,297
Mirvac Group	2,496,386	2,887,080
National Australia Bank Ltd.	1,944,819	44,560,325
Northern Star Resources Ltd.	727,359	6,910,763
Orica Ltd.	302,762	3,103,749
Origin Energy Ltd.	1,089,913	7,341,733
Pro Medicus Ltd.	36,362	5,616,928
Qantas Airways Ltd.(c)	481,283	2,664,347
QBE Insurance Group Ltd.	952,410	11,310,696
Ramsay Health Care Ltd.	114,372	2,440,605
REA Group Ltd.	33,434	4,809,934
Reece Ltd.	144,884	2,001,485
Rio Tinto Ltd.	234,853	17,029,880
Rio Tinto PLC	713,290	42,105,522
Santos Ltd.	2,054,735	8,508,453
Scentre Group	3,290,936	6,966,413
SEEK Ltd.	225,746	3,141,508
SGH Ltd.	129,726	3,690,372
Sonic Healthcare Ltd.	288,736	4,815,791
South32 Ltd.	2,864,900	6,009,369
Stockland	1,510,267	4,479,526
Suncorp Group Ltd.	804,943	9,457,128
Telstra Group Ltd.	2,558,507	6,340,752
Transurban Group(a)	1,963,515	16,228,469
Treasury Wine Estates Ltd.	513,357	3,595,910
Vicinity Ltd.	2,448,832	3,173,759
Washington H Soul Pattinson & Co. Ltd.	151,993	3,212,839
Wesfarmers Ltd.	717,930	31,716,398
Westpac Banking Corp.	2,175,225	43,419,620
WiseTech Global Ltd.	116,380	8,688,135
Woodside Energy Group Ltd.	1,201,262	18,601,454
Woolworths Group Ltd.	772,851	14,568,761
		748,198,944
Austria — 0.2%
Erste Group Bank AG	213,036	13,186,090
Mondi PLC	280,678	4,178,632
Security	Shares	Value
Austria (continued)
OMV AG	93,173	$ 3,613,404
Verbund AG	43,825	3,177,728
		24,155,854
Belgium — 0.8%
Ageas SA/NV	101,084	4,914,716
Anheuser-Busch InBev SA	568,507	28,461,686
D’ieteren Group	13,231	2,200,944
Elia Group SA/NV	18,727	1,440,907
Groupe Bruxelles Lambert NV	52,881	3,615,781
KBC Group NV	150,698	11,635,276
Lotus Bakeries NV	258	2,887,821
Sofina SA	9,751	2,201,083
Syensqo SA	46,889	3,424,296
UCB SA	79,986	15,922,304
Warehouses De Pauw CVA	114,149	2,243,966
		78,948,780
Brazil — 0.0%
Yara International ASA	105,042	2,780,653
Chile — 0.1%
Antofagasta PLC	249,485	4,942,168
China — 0.5%
BOC Hong Kong Holdings Ltd.	2,341,034	7,475,241
Prosus NV	865,481	34,381,092
SITC International Holdings Co. Ltd.	858,000	2,275,186
Wharf Holdings Ltd.	676,426	1,897,965
Wilmar International Ltd.	1,222,383	2,774,484
Yangzijiang Shipbuilding Holdings Ltd.	1,644,200	3,593,962
		52,397,930
Denmark — 2.9%
AP Moller - Maersk A/S, Class A	1,775	2,855,743
AP Moller - Maersk A/S, Class B	2,777	4,620,261
Carlsberg A/S, Class B	60,438	5,804,627
Coloplast A/S, Class B	79,791	8,742,074
Danske Bank A/S	436,375	12,372,398
Demant A/S(c)	59,692	2,197,035
DSV A/S	129,302	27,536,876
Genmab A/S(c)	39,856	8,323,631
Novo Nordisk A/S, Class B	2,037,557	175,804,145
Novonesis (Novozymes) B, Class B	224,898	12,744,199
Orsted A/S(c)(d)	114,990	5,192,229
Pandora A/S	51,878	9,491,364
ROCKWOOL A/S, B Shares	5,781	2,057,089
Tryg A/S	215,079	4,536,945
Vestas Wind Systems A/S(c)	638,902	8,763,752
Zealand Pharma A/S(c)	40,441	4,022,868
		295,065,236
Finland — 1.0%
Elisa OYJ	89,986	3,896,260
Fortum OYJ	283,831	3,973,495
Kesko OYJ, Class B	171,748	3,240,428
Kone OYJ, Class B	215,035	10,482,973
Metso OYJ	395,341	3,680,450
Neste OYJ	261,135	3,304,720
Nokia OYJ	3,373,861	14,923,980
Nordea Bank Abp	1,996,059	21,778,497
Orion OYJ, Class B	68,428	3,032,295
Sampo OYJ, A Shares	308,261	12,590,894
Stora Enso OYJ, Class R	368,273	3,706,307

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	337,673	$ 9,285,871
Wartsila OYJ Abp	311,541	5,521,341
		99,417,511
France — 9.2%
Accor SA	123,304	5,997,210
Aeroports de Paris SA	21,913	2,537,218
Air Liquide SA	365,825	59,468,395
Airbus SE	375,934	60,198,617
Alstom SA(c)	218,984	4,886,204
Amundi SA(d)	39,792	2,648,183
Arkema SA	36,392	2,769,150
AXA SA	1,114,082	39,649,744
BioMerieux	25,839	2,765,562
BNP Paribas SA	643,876	39,531,898
Bollore SE	452,855	2,784,621
Bouygues SA	119,973	3,552,469
Bureau Veritas SA	201,002	6,106,479
Capgemini SE	98,282	16,052,155
Carrefour SA	345,583	4,918,618
Cie de Saint-Gobain SA	286,978	25,501,332
Cie Generale des Etablissements Michelin SCA	417,121	13,725,548
Covivio SA/France	35,694	1,809,100
Credit Agricole SA	673,378	9,265,357
Danone SA	408,430	27,601,589
Dassault Aviation SA	12,254	2,503,930
Dassault Systemes SE	423,387	14,650,844
Edenred SE	153,196	5,036,471
Eiffage SA	46,500	4,077,645
Engie SA	1,155,530	18,326,010
EssilorLuxottica SA	188,062	45,873,923
Eurazeo SE	28,652	2,137,124
Gecina SA	29,191	2,734,762
Getlink SE	188,267	3,002,048
Hermes International SCA	20,037	48,076,166
Ipsen SA	23,364	2,677,999
Kering SA	47,097	11,632,737
Klepierre SA	136,873	3,941,870
La Francaise des Jeux SACA, Class A(d)	64,892	2,499,025
Legrand SA	165,912	16,138,480
L’Oreal SA	151,929	53,783,305
LVMH Moet Hennessy Louis Vuitton SE	174,031	114,476,328
Orange SA	1,178,037	11,754,239
Pernod Ricard SA	128,217	14,486,839
Publicis Groupe SA	144,804	15,415,778
Renault SA	121,609	5,920,394
Rexel SA	141,507	3,604,111
Safran SA	229,764	50,343,004
Sartorius Stedim Biotech	18,473	3,606,467
SEB SA	15,578	1,407,769
Societe Generale SA	455,695	12,789,300
Sodexo SA	55,973	4,612,279
Teleperformance SE	34,587	2,966,636
Thales SA	58,150	8,350,066
TotalEnergies SE	1,365,223	76,063,182
Unibail-Rodamco-Westfield	74,945	5,644,456
Veolia Environnement SA	445,152	12,489,857
Vinci SA	316,482	32,583,887
		945,376,380
Germany — 8.7%
adidas AG, Class N	102,491	25,209,122
Allianz SE, Registered Shares	247,825	76,172,182
Security	Shares	Value
Germany (continued)
BASF SE	564,663	$ 24,761,075
Bayer AG, Class N, Registered Shares	621,540	12,415,231
Bayerische Motoren Werke AG	178,956	14,636,792
Bechtle AG	49,769	1,596,200
Beiersdorf AG	62,760	8,061,231
Brenntag SE, Class N	82,212	4,944,117
Carl Zeiss Meditec AG(b)	25,320	1,185,388
Commerzbank AG	635,426	10,435,263
Continental AG	69,595	4,689,549
Covestro AG(c)	115,317	6,928,163
CTS Eventim AG & Co. KGaA	39,478	3,337,276
Daimler Truck Holding AG	322,404	12,348,739
Deutsche Bank AG, Class N, Registered Shares	1,198,869	20,688,756
Deutsche Boerse AG, Class N	119,130	27,442,329
Deutsche Lufthansa AG, Registered Shares	382,260	2,456,668
Deutsche Post AG, Class N, Registered Shares	645,313	22,781,071
Deutsche Telekom AG, Class N, Registered Shares	2,208,311	66,167,788
E.ON SE, Class N	1,420,397	16,544,853
Evonik Industries AG	162,339	2,821,782
Fresenius Medical Care AG	129,942	5,916,361
Fresenius SE & Co. KGaA(c)	267,253	9,276,608
GEA Group AG	98,124	4,874,136
Hannover Rueck SE, Class N	38,148	9,552,992
Heidelberg Materials AG	86,390	10,674,610
Henkel AG & Co. KGaA	63,102	4,863,096
Infineon Technologies AG, Class N	826,203	26,968,698
Knorr-Bremse AG	45,893	3,330,979
LEG Immobilien SE	47,114	3,996,147
Mercedes-Benz Group AG, Class N	473,790	26,414,612
Merck KGaA	81,766	11,898,822
MTU Aero Engines AG, Class N	34,053	11,373,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	84,625	42,698,593
Nemetschek SE	36,536	3,549,179
Puma SE	66,794	3,071,239
Rational AG(b)	3,181	2,724,549
Rheinmetall AG	27,558	17,607,007
RWE AG	400,009	11,945,688
SAP SE	660,641	162,500,572
Scout24 SE(d)	47,489	4,190,376
Siemens AG, Class N, Registered Shares	480,821	93,757,506
Siemens Energy AG(c)	404,553	21,470,276
Siemens Healthineers AG(b)(d)	178,410	9,421,273
Symrise AG	84,007	8,961,243
Talanx AG(c)	40,843	3,473,758
Vonovia SE	468,527	14,263,297
Zalando SE(c)(d)	141,913	4,747,449
		899,146,192
Hong Kong — 1.8%
AIA Group Ltd.	6,916,283	49,678,701
CK Asset Holdings Ltd.	1,217,589	4,969,428
CK Infrastructure Holdings Ltd.	405,344	3,009,048
CLP Holdings Ltd.	1,038,761	8,712,387
Futu Holdings Ltd., ADR	35,865	2,868,841
Hang Seng Bank Ltd.	464,348	5,687,724
Henderson Land Development Co. Ltd.	925,774	2,806,437
HKT Trust & HKT Ltd., Class SS(a)	2,416,417	2,984,331
Hong Kong & China Gas Co. Ltd.	7,074,383	5,636,769
Hong Kong Exchanges & Clearing Ltd.	739,143	27,665,179
Hongkong Land Holdings Ltd.	707,193	3,149,048
Jardine Matheson Holdings Ltd.	101,186	4,141,868
Link REIT	1,630,091	6,855,364
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
MTR Corp. Ltd.	984,533	$ 3,420,122
Power Assets Holdings Ltd.	876,618	6,105,097
Prudential PLC	1,683,579	13,360,915
Sino Land Co. Ltd.	2,465,975	2,488,272
Sun Hung Kai Properties Ltd.	916,588	8,721,645
Swire Pacific Ltd., Class A	259,200	2,344,097
Techtronic Industries Co. Ltd.	869,631	11,432,120
WH Group Ltd.(d)	5,307,107	4,089,841
Wharf Real Estate Investment Co. Ltd.	1,056,245	2,686,582
		182,813,816
Ireland — 0.4%
AerCap Holdings NV	122,618	11,734,543
AIB Group PLC	1,150,014	6,359,464
Bank of Ireland Group PLC	627,449	5,721,983
Kerry Group PLC, Class A	96,873	9,343,057
Kingspan Group PLC	97,804	7,110,106
		40,269,153
Israel — 0.8%
Azrieli Group Ltd.	27,296	2,252,816
Bank Hapoalim BM	799,785	9,655,122
Bank Leumi Le-Israel BM	953,914	11,349,024
Check Point Software Technologies Ltd.(c)	55,665	10,392,655
Elbit Systems Ltd.	17,089	4,480,990
Global-e Online Ltd.(c)	63,390	3,456,657
ICL Group Ltd.	480,372	2,372,482
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A(b)	762,781	5,218,050
Mizrahi Tefahot Bank Ltd.	98,084	4,245,958
Nice Ltd.(c)	39,775	6,754,722
Teva Pharmaceutical Industries Ltd., ADR(c)	716,746	15,797,082
Wix.com Ltd.(c)	33,445	7,175,625
		83,151,186
Italy — 2.6%
Amplifon SpA(b)	77,059	1,985,654
Banco BPM SpA	814,805	6,597,148
BPER Banca SpA	630,753	4,022,832
Coca-Cola HBC AG, Class DI	137,876	4,710,113
Davide Campari-Milano NV	380,548	2,381,628
DiaSorin SpA	13,771	1,420,402
Enel SpA	5,145,638	36,720,151
Eni SpA	1,454,575	19,896,166
Ferrari NV	79,747	34,027,943
FinecoBank Banca Fineco SpA	386,555	6,746,442
Generali	595,745	16,854,750
Infrastrutture Wireless Italiane SpA(d)	209,489	2,128,034
Intesa Sanpaolo SpA	9,253,430	37,113,789
Leonardo SpA	256,041	6,888,474
Mediobanca Banca di Credito Finanziario SpA	316,184	4,617,534
Moncler SpA	147,780	7,801,381
Nexi SpA(c)(d)	366,232	2,038,503
Poste Italiane SpA(d)	289,213	4,090,358
Prysmian SpA	177,727	11,373,874
Recordati Industria Chimica e Farmaceutica SpA	66,611	3,492,040
Snam SpA	1,275,767	5,655,159
Telecom Italia SpA/Milano(b)(c)	6,013,289	1,536,854
Terna - Rete Elettrica Nazionale	890,148	7,033,787
UniCredit SpA	932,084	37,328,413
Unipol Gruppo SpA	243,596	3,042,148
		269,503,577
Security	Shares	Value
Japan — 22.7%
Advantest Corp.	484,700	$ 27,559,476
Aeon Co. Ltd.	413,746	9,683,062
AGC, Inc.	123,848	3,617,717
Aisin Corp.	325,638	3,638,087
Ajinomoto Co., Inc.	293,654	11,954,904
ANA Holdings, Inc.	97,511	1,769,778
Asahi Group Holdings Ltd.	914,206	9,590,648
Asahi Kasei Corp.	793,668	5,468,556
Asics Corp.	432,400	8,435,165
Astellas Pharma, Inc.	1,144,943	11,118,226
Bandai Namco Holdings, Inc.	375,812	8,961,322
Bridgestone Corp.	361,241	12,142,430
Brother Industries Ltd.	146,763	2,482,648
Canon, Inc.	590,648	19,185,220
Capcom Co. Ltd.	219,200	4,768,371
Central Japan Railway Co.	488,700	9,170,725
Chiba Bank Ltd.	352,370	2,716,000
Chubu Electric Power Co., Inc.	408,111	4,281,508
Chugai Pharmaceutical Co. Ltd.	424,930	18,731,396
Concordia Financial Group Ltd.	664,870	3,656,440
Dai Nippon Printing Co. Ltd.	253,736	3,550,696
Daifuku Co. Ltd.	204,228	4,195,848
Dai-ichi Life Holdings, Inc.	572,600	15,257,689
Daiichi Sankyo Co. Ltd.	1,108,662	30,336,580
Daikin Industries Ltd.	166,868	19,470,296
Daito Trust Construction Co. Ltd.	37,070	4,144,223
Daiwa House Industry Co. Ltd.	375,476	11,527,548
Daiwa Securities Group, Inc.	843,952	5,569,014
Denso Corp.	1,196,360	16,494,214
Dentsu Group, Inc.	123,882	2,976,960
Disco Corp.	58,277	15,459,572
East Japan Railway Co.	574,132	10,168,393
Eisai Co. Ltd.	156,515	4,261,837
ENEOS Holdings, Inc.	1,756,863	9,216,777
FANUC Corp.	598,255	15,628,190
Fast Retailing Co. Ltd.	120,823	40,758,618
Fuji Electric Co. Ltd.	85,194	4,554,617
FUJIFILM Holdings Corp.	708,224	14,652,882
Fujikura Ltd.	155,200	6,336,161
Fujitsu Ltd.	1,061,140	18,640,601
Hankyu Hanshin Holdings, Inc.	144,763	3,773,169
Hikari Tsushin, Inc.	10,906	2,367,149
Hitachi Construction Machinery Co. Ltd.	65,705	1,456,232
Hitachi Ltd.	2,933,365	71,838,238
Honda Motor Co. Ltd.	2,839,405	27,033,420
Hoshizaki Corp.	68,730	2,702,399
Hoya Corp.	220,378	27,350,296
Hulic Co. Ltd.	233,667	2,029,578
Idemitsu Kosan Co. Ltd.	590,300	3,888,319
Inpex Corp.	579,600	7,292,212
Isuzu Motors Ltd.	371,482	5,053,413
ITOCHU Corp.	751,973	36,977,804
Japan Airlines Co. Ltd.	85,762	1,351,987
Japan Exchange Group, Inc.	627,772	6,965,396
Japan Post Bank Co. Ltd.	915,500	8,652,983
Japan Post Holdings Co. Ltd.	1,256,229	11,830,838
Japan Post Insurance Co. Ltd.	121,200	2,226,209
Japan Real Estate Investment Corp.	3,965	2,720,636
Japan Tobacco, Inc.	759,241	19,476,678
JFE Holdings, Inc.	364,112	4,099,933
Kajima Corp.	253,277	4,588,078
Kansai Electric Power Co., Inc.	584,551	6,479,091

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kao Corp.	294,707	$ 11,924,300
Kawasaki Kisen Kaisha Ltd.	244,200	3,474,181
KDDI Corp.	970,675	30,916,572
Keyence Corp.	123,080	50,028,492
Kikkoman Corp.	429,320	4,767,242
Kirin Holdings Co. Ltd.	491,555	6,382,409
Kobe Bussan Co. Ltd.	94,100	2,057,027
Kokusai Electric Corp.	94,700	1,240,935
Komatsu Ltd.	564,154	15,368,877
Konami Group Corp.	63,599	5,950,971
Kubota Corp.	615,289	7,127,975
Kyocera Corp.	812,300	8,051,296
Kyowa Kirin Co. Ltd.	161,697	2,431,595
Lasertec Corp.	50,700	4,752,874
LY Corp.	1,809,327	4,784,023
M3, Inc.	269,713	2,337,024
Makita Corp.	150,639	4,580,777
Marubeni Corp.	901,464	13,529,690
MatsukiyoCocokara & Co.	207,600	3,022,426
McDonald’s Holdings Co. Japan Ltd.(b)	53,194	2,089,571
MEIJI Holdings Co. Ltd.	144,968	2,949,204
MINEBEA MITSUMI, Inc.	229,708	3,679,490
Mitsubishi Chemical Group Corp.	857,709	4,331,967
Mitsubishi Corp.	2,115,091	34,606,518
Mitsubishi Electric Corp.	1,203,221	20,317,277
Mitsubishi Estate Co. Ltd.	697,682	9,685,042
Mitsubishi HC Capital, Inc.	543,273	3,580,295
Mitsubishi Heavy Industries Ltd.	2,027,650	28,273,438
Mitsubishi UFJ Financial Group, Inc.	7,024,970	82,014,452
Mitsui & Co. Ltd.	1,596,800	33,116,216
Mitsui Chemicals, Inc.	103,851	2,267,008
Mitsui Fudosan Co. Ltd.	1,689,960	13,515,157
Mitsui OSK Lines Ltd.	212,100	7,380,726
Mizuho Financial Group, Inc.	1,526,151	37,257,222
MonotaRO Co. Ltd.	158,600	2,695,219
MS&AD Insurance Group Holdings, Inc.	814,072	17,581,918
Murata Manufacturing Co. Ltd.	1,070,475	16,982,890
NEC Corp.	155,374	13,296,451
Nexon Co. Ltd.	213,048	3,169,164
NIDEC Corp.	528,140	9,486,266
Nintendo Co. Ltd.	657,320	38,283,478
Nippon Building Fund, Inc.	4,843	3,767,411
Nippon Paint Holdings Co. Ltd.	599,880	3,873,084
Nippon Sanso Holdings Corp.	109,593	3,040,981
Nippon Steel Corp.	573,156	11,517,931
Nippon Telegraph & Telephone Corp.	18,904,900	18,883,421
Nippon Yusen KK	282,966	9,418,096
Nissan Motor Co. Ltd.	1,436,915	4,357,928
Nissin Foods Holdings Co. Ltd.	124,323	3,003,452
Nitori Holdings Co. Ltd.	50,723	6,010,290
Nitto Denko Corp.	447,130	7,475,481
Nomura Holdings, Inc.	1,901,418	11,031,718
Nomura Research Institute Ltd.	239,063	7,019,259
NTT Data Group Corp.	399,317	7,592,961
Obayashi Corp.	399,634	5,262,073
Obic Co. Ltd.	204,770	6,093,618
Olympus Corp.	745,112	11,124,701
Omron Corp.	110,928	3,735,058
Ono Pharmaceutical Co. Ltd.	236,631	2,463,681
Oracle Corp. Japan	24,335	2,329,014
Oriental Land Co. Ltd./Japan	690,320	14,880,644
ORIX Corp.	730,200	15,687,531
Osaka Gas Co. Ltd.	228,308	4,993,459
Security	Shares	Value
Japan (continued)
Otsuka Corp.	144,264	$ 3,299,281
Otsuka Holdings Co. Ltd.	282,355	15,360,087
Pan Pacific International Holdings Corp.	241,036	6,548,160
Panasonic Holdings Corp.	1,475,157	15,076,989
Rakuten Group, Inc.(c)	952,400	5,131,031
Recruit Holdings Co. Ltd.	887,194	61,667,002
Renesas Electronics Corp.	1,065,108	13,478,959
Resona Holdings, Inc.	1,322,899	9,536,482
Ricoh Co. Ltd.	336,081	3,816,759
SBI Holdings, Inc.	172,097	4,322,400
SCREEN Holdings Co. Ltd.	50,100	2,957,768
SCSK Corp.	99,000	2,072,057
Secom Co. Ltd.	265,714	9,023,615
Seiko Epson Corp.	182,703	3,296,513
Sekisui Chemical Co. Ltd.	239,078	4,093,548
Sekisui House Ltd.	377,499	9,001,128
Seven & i Holdings Co. Ltd.	1,400,677	21,959,286
SG Holdings Co. Ltd.	198,504	1,897,520
Shimadzu Corp.	146,663	4,104,852
Shimano, Inc.	46,770	6,291,385
Shin-Etsu Chemical Co. Ltd.	1,139,730	37,539,422
Shionogi & Co. Ltd.	478,363	6,709,118
Shiseido Co. Ltd.	253,078	4,475,218
Shizuoka Financial Group, Inc.	275,301	2,232,721
SMC Corp.	36,241	14,073,156
SoftBank Corp.	18,098,100	22,845,915
SoftBank Group Corp.	604,500	34,544,616
Sompo Holdings, Inc.	577,526	14,963,850
Sony Group Corp.	3,949,740	83,242,889
Subaru Corp.	366,646	6,514,680
Sumitomo Corp.	689,640	14,924,610
Sumitomo Electric Industries Ltd.	452,080	8,082,042
Sumitomo Metal Mining Co. Ltd.	152,715	3,481,742
Sumitomo Mitsui Financial Group, Inc.	2,358,781	56,611,281
Sumitomo Mitsui Trust Group, Inc.	410,752	9,594,971
Sumitomo Realty & Development Co. Ltd.	191,049	5,941,391
Suntory Beverage & Food Ltd.	88,240	2,803,558
Suzuki Motor Corp.	994,376	11,141,332
Sysmex Corp.	311,266	5,706,963
T&D Holdings, Inc.	302,606	5,538,820
Taisei Corp.	104,310	4,370,464
Takeda Pharmaceutical Co. Ltd.	1,006,508	26,644,579
TDK Corp.	1,229,770	15,837,695
Terumo Corp.	848,812	16,386,936
TIS, Inc.	134,500	3,176,905
Toho Co. Ltd.	70,782	2,766,118
Tokio Marine Holdings, Inc.	1,188,861	42,665,992
Tokyo Electric Power Co. Holdings, Inc.(c)	983,612	2,940,132
Tokyo Electron Ltd.	283,479	42,612,359
Tokyo Gas Co. Ltd.	222,055	6,152,407
Tokyu Corp.	327,865	3,493,997
TOPPAN Holdings, Inc.	151,200	4,011,058
Toray Industries, Inc.	849,614	5,379,624
TOTO Ltd.	86,987	2,083,891
Toyota Industries Corp.	103,100	8,291,863
Toyota Motor Corp.	6,495,345	126,823,133
Toyota Tsusho Corp.	392,743	6,945,472
Trend Micro, Inc./Japan(c)	81,034	4,368,790
Unicharm Corp.	738,606	6,089,079
West Japan Railway Co.	277,880	4,921,776
Yakult Honsha Co. Ltd.	162,364	3,075,545
Yamaha Motor Co. Ltd.	584,381	5,148,803
Yaskawa Electric Corp.	148,545	3,790,897
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yokogawa Electric Corp.	144,463	$ 3,072,631
Zensho Holdings Co. Ltd.	61,000	3,454,597
ZOZO, Inc.	85,551	2,634,793
		2,336,178,553
Jordan — 0.0%
Hikma Pharmaceuticals PLC	103,270	2,574,704
Luxembourg — 0.1%
ArcelorMittal SA(c)	296,746	6,894,684
CVC Capital Partners PLC(c)(d)	135,536	2,997,097
Eurofins Scientific SE	85,464	4,358,861
		14,250,642
Macau — 0.1%
Galaxy Entertainment Group Ltd.	1,351,058	5,687,459
Sands China Ltd.(c)	1,540,460	4,101,629
		9,789,088
Netherlands — 4.1%
ABN AMRO Bank NV(d)	289,870	4,473,146
Adyen NV(c)(d)	13,759	20,446,945
Aegon Ltd.(b)	854,225	5,083,240
Akzo Nobel NV	108,043	6,485,061
Argenx SE(c)	37,831	23,368,655
ASM International NV	29,707	17,176,145
ASML Holding NV	252,801	177,070,469
ASR Nederland NV	100,274	4,769,222
BE Semiconductor Industries NV	48,771	6,684,950
Euronext NV(d)	49,328	5,533,961
EXOR NV	62,914	5,767,690
Heineken Holding NV	82,001	4,916,375
Heineken NV	182,207	12,985,733
IMCD NV	36,054	5,358,010
ING Groep NV	2,089,916	32,752,276
JDE Peet’s NV	76,351	1,311,781
Koninklijke Ahold Delhaize NV	587,959	19,178,580
Koninklijke KPN NV	2,460,369	8,971,579
Koninklijke Philips NV(c)	505,462	12,803,995
NN Group NV	171,293	7,469,836
Randstad NV	68,657	2,890,633
Universal Music Group NV(b)	520,790	13,321,347
Wolters Kluwer NV, Class C	152,527	25,341,494
		424,161,123
New Zealand — 0.3%
Auckland International Airport Ltd.	1,063,926	5,178,820
Fisher & Paykel Healthcare Corp. Ltd.	370,818	7,970,050
Infratil Ltd.	581,132	4,096,241
Mercury NZ Ltd.	440,433	1,441,136
Meridian Energy Ltd.	826,196	2,731,937
Xero Ltd.(c)	91,798	9,552,780
		30,970,964
Norway — 0.6%
Aker BP ASA	199,927	3,930,262
DNB Bank ASA	566,558	11,311,005
Equinor ASA	543,048	12,880,579
Gjensidige Forsikring ASA	121,955	2,153,395
Kongsberg Gruppen ASA	55,649	6,260,887
Mowi ASA	294,440	5,046,187
Norsk Hydro ASA	889,716	4,894,042
Orkla ASA	445,109	3,850,706
Security	Shares	Value
Norway (continued)
Salmar ASA	41,768	$ 1,985,189
Telenor ASA	389,565	4,346,441
		56,658,693
Poland — 0.0%
InPost SA(c)	138,894	2,371,218
Portugal — 0.2%
Banco Espirito Santo SA, Class N, Registered Shares(c)(e)	47,542	1
EDP SA	1,985,296	6,350,993
Galp Energia SGPS SA, Class B	294,030	4,873,451
Jeronimo Martins SGPS SA	181,420	3,467,195
		14,691,640
Singapore — 1.7%
CapitaLand Ascendas REIT	2,364,475	4,440,384
CapitaLand Integrated Commercial Trust	3,688,001	5,200,858
CapitaLand Investment Ltd./Singapore(b)	1,580,230	3,029,395
DBS Group Holdings Ltd.	1,260,569	40,395,520
Genting Singapore Ltd.	3,748,025	2,102,643
Grab Holdings Ltd., Class A(c)	1,336,873	6,310,041
Keppel Ltd.	921,442	4,616,573
Oversea-Chinese Banking Corp. Ltd.	2,142,287	26,163,909
Sea Ltd., Class A, ADR(c)	234,191	24,847,665
Sembcorp Industries Ltd.(b)	566,800	2,292,977
Singapore Airlines Ltd.(b)	941,899	4,440,539
Singapore Exchange Ltd.	505,926	4,716,042
Singapore Technologies Engineering Ltd.	987,779	3,370,454
Singapore Telecommunications Ltd.	4,969,846	11,196,195
STMicroelectronics NV	432,398	10,830,200
United Overseas Bank Ltd.	799,905	21,242,172
		175,195,567
South Africa — 0.2%
Anglo American PLC	803,920	23,769,623
South Korea — 0.0%
Delivery Hero SE(c)(d)	118,087	3,317,329
Spain — 2.6%
Acciona SA	15,785	1,776,305
ACS Actividades de Construccion y Servicios SA	127,729	6,400,811
Aena SME SA(d)	47,449	9,684,229
Amadeus IT Group SA	285,013	20,117,414
Banco Bilbao Vizcaya Argentaria SA	3,646,198	35,675,963
Banco de Sabadell SA	3,441,808	6,688,372
Banco Santander SA	9,802,600	45,349,257
CaixaBank SA	2,529,024	13,730,502
Cellnex Telecom SA(d)	335,219	10,588,401
EDP Renovaveis SA	193,945	2,014,392
Endesa SA	201,131	4,325,171
Grifols SA , Class A(b)(c)	189,740	1,793,052
Iberdrola SA	3,825,084	52,710,490
Industria de Diseno Textil SA	690,122	35,350,759
Redeia Corp. SA	180,542	3,082,988
Repsol SA	747,179	9,091,642
Telefonica SA	2,511,097	10,247,475
		268,627,223
Sweden — 3.1%
AddTech AB, B Shares	164,489	4,481,974
Alfa Laval AB	183,046	7,661,405
Assa Abloy AB, Class B	634,113	18,729,339
Atlas Copco AB, Class A	1,699,362	25,935,057
Atlas Copco AB, Class B	987,503	13,342,162

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Beijer Ref AB, Class B	244,014	$ 3,601,171
Boliden AB	173,039	4,868,435
Epiroc AB, Class A	416,931	7,266,112
Epiroc AB, Class B	236,800	3,694,356
EQT AB(b)	235,563	6,511,863
Essity AB, Class B	385,817	10,311,608
Evolution AB(d)	110,871	8,549,912
Fastighets AB Balder, Class B(c)	419,310	2,918,292
Getinge AB, Class B	147,324	2,416,654
H&M Hennes & Mauritz AB, B Shares	359,989	4,852,225
Hexagon AB, Class B	1,313,517	12,540,715
Holmen AB, Class B	48,563	1,781,317
Industrivarden AB, C Shares	97,068	3,065,940
Industrivarden AB, Class A	75,819	2,396,572
Indutrade AB	172,869	4,331,561
Investment AB Latour, Class B	94,596	2,359,572
Investor AB, Class B	1,095,032	29,004,037
L E Lundbergforetagen AB, Class B	48,228	2,185,307
Lifco AB, Class B	147,479	4,274,571
Nibe Industrier AB, Class B(b)	958,793	3,746,926
Saab AB, Class B	202,787	4,284,334
Sagax AB, Class B	139,909	2,871,238
Sandvik AB	674,559	12,095,769
Securitas AB, Class B	305,716	3,779,855
Skandinaviska Enskilda Banken AB, Class A	1,003,951	13,758,228
Skanska AB, B Shares	215,289	4,526,962
SKF AB, B Shares	215,669	4,047,999
Svenska Cellulosa AB SCA, Class B	383,691	4,866,575
Svenska Handelsbanken AB, Class A, A Shares	922,786	9,527,804
Swedbank AB, A Shares	537,131	10,606,157
Swedish Orphan Biovitrum AB(c)	123,875	3,553,729
Tele2 AB, B Shares	347,067	3,427,114
Telefonaktiebolaget LM Ericsson, B Shares	1,757,431	14,232,465
Telia Co. AB	1,492,612	4,148,696
Trelleborg AB, Class B	134,786	4,612,455
Volvo AB, Class A	127,282	3,110,899
Volvo AB, Class B	1,004,959	24,422,686
		318,700,048
Switzerland — 6.4%
ABB Ltd., Class N, Registered Shares	1,000,565	54,028,974
Adecco Group AG, Class N, Registered Shares	107,533	2,656,359
Alcon AG	316,140	26,804,725
Avolta AG, Class N, Registered Shares	57,932	2,325,612
Bachem Holding AG, Class N	21,943	1,403,299
Baloise Holding AG, Class N, Registered Shares	27,607	5,002,483
Banque Cantonale Vaudoise, Registered Shares	19,125	1,760,942
Barry Callebaut AG, Class N, Registered Shares	2,278	3,033,070
BKW AG	13,780	2,283,072
Chocoladefabriken Lindt & Spruengli AG	624	6,921,928
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	67	7,362,898
Cie Financiere Richemont SA, Class A, Registered Shares	340,106	51,449,236
Clariant AG, Class N, Registered Shares	140,373	1,566,735
DSM-Firmenich AG	117,658	11,893,335
EMS-Chemie Holding AG, Registered Shares	4,439	2,995,309
Galderma Group AG(c)	52,678	5,841,567
Geberit AG, Class N, Registered Shares	21,150	11,994,667
Givaudan SA, Class N, Registered Shares	5,842	25,537,624
Helvetia Holding AG, Registered Shares	23,483	3,873,155
Security	Shares	Value
Switzerland (continued)
Julius Baer Group Ltd., Class N	130,329	$ 8,454,618
Kuehne and Nagel International AG, Registered Shares	30,558	7,011,333
Logitech International SA, Class N, Registered Shares	96,238	7,944,076
Lonza Group AG, Registered Shares	45,695	26,970,944
Novartis AG, Class N, Registered Shares	1,246,932	121,397,844
Partners Group Holding AG	14,358	19,502,363
Sandoz Group AG	259,042	10,618,801
Schindler Holding AG	25,135	6,944,391
Schindler Holding AG, Class N, Registered Shares	14,493	3,953,707
SGS SA, Registered Shares	95,913	9,621,741
SIG Group AG	193,478	3,825,623
Sika AG, Registered Shares	96,452	23,014,118
Sonova Holding AG, Registered Shares	32,065	10,485,565
Straumann Holding AG, Registered Shares	70,617	8,895,025
Swatch Group AG	18,436	3,350,944
Swiss Life Holding AG, Class N, Registered Shares	18,175	14,032,329
Swiss Prime Site AG, Registered Shares	48,909	5,330,818
Swisscom AG, Class N, Registered Shares	16,386	9,119,681
Temenos AG, Class N, Registered Shares	37,528	2,651,740
UBS Group AG, Registered Shares	2,080,807	63,707,494
VAT Group AG(d)	17,082	6,458,940
Zurich Insurance Group AG, Class N	92,593	55,071,133
		657,098,218
United Arab Emirates — 0.0%
NMC Health PLC(c)(e)	45,379	1
United Kingdom — 11.1%
3i Group PLC	615,823	27,412,260
Admiral Group PLC	164,719	5,441,659
Ashtead Group PLC	276,661	17,116,474
Associated British Foods PLC	211,212	5,387,676
AstraZeneca PLC	980,809	127,877,485
Auto Trader Group PLC(d)	566,140	5,601,872
Aviva PLC	1,693,686	9,926,872
BAE Systems PLC	1,911,965	27,427,657
Barclays PLC	9,194,614	30,757,778
Barratt Redrow PLC	872,030	4,780,364
Berkeley Group Holdings PLC	65,183	3,172,218
British American Tobacco PLC	1,260,455	45,483,153
BT Group PLC	4,093,849	7,379,092
Bunzl PLC	212,549	8,751,735
Centrica PLC	3,216,542	5,366,392
CK Hutchison Holdings Ltd.	1,696,117	9,017,312
Coca-Cola Europacific Partners PLC	131,066	10,067,180
Compass Group PLC	1,073,548	35,720,609
Croda International PLC	84,343	3,567,478
DCC PLC	62,555	4,008,276
Diageo PLC	1,407,724	44,734,400
Endeavour Mining PLC	116,855	2,087,316
Entain PLC	391,912	3,364,314
Halma PLC	240,186	8,057,982
Hargreaves Lansdown PLC	226,790	3,112,052
HSBC Holdings PLC	11,517,495	113,137,465
Imperial Brands PLC	507,533	16,230,314
Informa PLC	841,592	8,393,700
InterContinental Hotels Group PLC	100,742	12,534,679
Intertek Group PLC	102,107	6,032,460
J Sainsbury PLC	1,120,146	3,827,685
JD Sports Fashion PLC	1,602,435	1,915,301
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Kingfisher PLC	1,142,232	$ 3,550,466
Land Securities Group PLC	452,888	3,307,431
Legal & General Group PLC	3,730,965	10,712,812
Lloyds Banking Group PLC	38,803,473	26,499,962
London Stock Exchange Group PLC	302,505	42,700,040
M&G PLC	1,441,111	3,566,211
Marks & Spencer Group PLC	1,297,602	6,076,921
Melrose Industries PLC	814,670	5,629,676
National Grid PLC	3,091,161	36,723,768
NatWest Group PLC	4,466,186	22,381,178
Next PLC	75,367	8,940,200
Pearson PLC	379,331	6,082,727
Persimmon PLC	204,479	3,054,389
Phoenix Group Holdings PLC	443,566	2,826,497
Reckitt Benckiser Group PLC	437,332	26,472,036
RELX PLC	1,178,773	53,408,977
Rentokil Initial PLC	1,597,174	7,972,249
Rolls-Royce Holdings PLC(c)	5,380,704	38,156,657
Sage Group PLC	635,680	10,099,986
Schroders PLC	522,010	2,110,030
Segro PLC	813,103	7,131,776
Severn Trent PLC	170,918	5,358,695
Smith & Nephew PLC	553,181	6,855,251
Smiths Group PLC	217,992	4,673,869
Spirax Group PLC	46,821	4,005,118
SSE PLC	698,586	14,002,798
Standard Chartered PLC	1,330,644	16,381,816
Taylor Wimpey PLC	2,239,578	3,408,645
Tesco PLC	4,335,028	19,938,304
Unilever PLC	1,570,570	89,240,716
United Utilities Group PLC	431,403	5,674,998
Vodafone Group PLC	13,874,899	11,836,375
Whitbread PLC	113,889	4,192,251
Wise PLC, Class A(c)	421,510	5,602,442
WPP PLC	682,357	7,033,624
		1,143,300,101
United States — 8.8%
BP PLC	10,232,497	50,578,884
CSL Ltd.	306,338	53,440,901
CyberArk Software Ltd.(b)(c)	27,306	9,096,994
Experian PLC	581,797	25,005,544
Ferrovial SE	293,780	12,331,306
GSK PLC	2,622,429	44,233,201
Haleon PLC	4,868,541	22,955,896
Holcim AG	329,750	31,749,964
James Hardie Industries PLC(c)	271,702	8,374,061
Monday.com Ltd.(c)	23,690	5,577,574
Nestle SA, Class N, Registered Shares	1,657,568	135,992,126
QIAGEN NV	140,354	6,291,199
Roche Holding AG	464,733	130,329,018
Sanofi SA	722,512	70,235,941
Schneider Electric SE	345,968	86,130,732
Shell PLC	3,925,048	122,347,645
Security	Shares	Value
United States (continued)
Spotify Technology SA(c)	96,918	$ 43,359,175
Stellantis NV	1,243,198	16,172,040
Swiss Re AG	190,824	27,637,900
Tenaris SA	287,945	5,435,952
		907,276,053
Total Common Stocks — 98.3% (Cost: $7,600,860,538)		10,115,098,168
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	35,296	2,644,196
Dr. Ing hc F Porsche AG(b)(d)	72,044	4,365,812
Henkel AG & Co. KGaA	107,081	9,394,909
Porsche Automobil Holding SE	96,876	3,650,337
Sartorius AG	16,581	3,684,856
Volkswagen AG	130,458	12,036,718
		35,776,828
Total Preferred Securities — 0.3% (Cost: $45,939,458)		35,776,828
Total Long-Term Investments — 98.6% (Cost: $7,646,799,996)		10,150,874,996
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(f)(g)(h)	32,230,185	32,246,301
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(f)(g)	34,615,049	34,615,049
Total Short-Term Securities — 0.7% (Cost: $66,864,549)		66,861,350
Total Investments — 99.3% (Cost: $7,713,664,545)		10,217,736,346
Other Assets Less Liabilities — 0.7%		75,068,703
Net Assets — 100.0%		$ 10,292,805,049

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
iShares MSCI EAFE International Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 21,812,976	$ 10,443,867 (a)	$ —	$ (2,356)	$ (8,186)	$ 32,246,301	32,230,185	$ 122,626 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,213,354	10,401,695 (a)	—	—	—	34,615,049	34,615,049	1,070,821	—
				$ (2,356)	$ (8,186)	$ 66,861,350		$ 1,193,447	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	300	03/13/25	$ 36,992	$ (429,094)
SPI 200 Index	146	03/20/25	18,375	(271,667)
Euro Stoxx 50 Index	940	03/21/25	47,544	(676,060)
FTSE 100 Index	326	03/21/25	33,340	(314,706)
				$ (1,691,527)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 1,691,527	$ —	$ —	$ —	$ 1,691,527

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 11,949,205	$ —	$ —	$ —	$ 11,949,205
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (2,370,906)	$ —	$ —	$ —	$ (2,370,906)
Fund Schedules of Investments

Schedule of Investments (continued)
December 31, 2024
iShares MSCI EAFE International Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$149,691,992
Average notional value of contracts — short	— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 748,198,944	$ —	$ 748,198,944
Austria	3,177,728	20,978,126	—	24,155,854
Belgium	—	78,948,780	—	78,948,780
Brazil	—	2,780,653	—	2,780,653
Chile	—	4,942,168	—	4,942,168
China	34,381,092	18,016,838	—	52,397,930
Denmark	—	295,065,236	—	295,065,236
Finland	10,902,050	88,515,461	—	99,417,511
France	4,612,279	940,764,101	—	945,376,380
Germany	74,496,771	824,649,421	—	899,146,192
Hong Kong	2,868,841	179,944,975	—	182,813,816
Ireland	11,734,543	28,534,610	—	40,269,153
Israel	36,822,019	46,329,167	—	83,151,186
Italy	—	269,503,577	—	269,503,577
Japan	6,716,615	2,329,461,938	—	2,336,178,553
Jordan	—	2,574,704	—	2,574,704
Luxembourg	—	14,250,642	—	14,250,642
Macau	—	9,789,088	—	9,789,088
Netherlands	19,178,580	404,982,543	—	424,161,123
New Zealand	7,910,757	23,060,207	—	30,970,964
Norway	2,153,395	54,505,298	—	56,658,693
Poland	—	2,371,218	—	2,371,218
Portugal	3,467,195	11,224,444	1	14,691,640
Singapore	31,157,706	144,037,861	—	175,195,567
South Africa	—	23,769,623	—	23,769,623
South Korea	3,317,329	—	—	3,317,329
Spain	—	268,627,223	—	268,627,223
Sweden	17,292,451	301,407,597	—	318,700,048
Switzerland	5,841,567	651,256,651	—	657,098,218
United Arab Emirates	—	—	1	1
United Kingdom	10,067,180	1,133,232,921	—	1,143,300,101
United States	58,033,743	849,242,310	—	907,276,053
Preferred Securities
Preferred Stocks
Germany	9,394,909	26,381,919	—	35,776,828
Short-Term Securities
Money Market Funds	66,861,350	—	—	66,861,350
	$ 420,388,100	$ 9,797,348,244	$ 2	$ 10,217,736,346

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ —	$ (1,691,527)	$ —	$ (1,691,527)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Fund Schedules of Investments

Statements of Assets and Liabilities
December 31, 2024

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 228,889,746	$ 448,632,741	$ 10,150,874,996	$ —
Investments, at value — Master Small Cap Index Series	—	—	—	2,869,475,616
Investments, at value — affiliated(c)	2,193,006	1,395,239	66,861,350	—
Cash pledged for futures contracts	—	—	8,655,480	—
Foreign currency, at value(d)	—	—	104,033,720	—
Receivables:
Investments sold	5,000	6,089,160	14,041	—
Securities lending income — affiliated	—	—	10,791	—
Capital shares sold	200,420	3,467,372	26,068,058	9,344,959
Dividends — unaffiliated	—	—	21,765,121	—
Dividends — affiliated	12,417	2,689	154,677	—
Interest — unaffiliated	2,683,227	1,463,841	—	—
Variation margin on futures contracts	—	—	142,793	—
Withdrawals from the Master Portfolio	—	—	—	6,948,207
Prepaid expenses	40,483	43,513	—	54,966
Total assets	234,024,299	461,094,555	10,378,581,027	2,885,823,748
LIABILITIES
Bank overdraft	—	—	5,400	—
Collateral on securities loaned	—	—	32,249,826	—
Payables:
Investments purchased	—	7,030,029	—	—
Accounting services fees	3,760	3,761	—	2,068
Administration fees	—	—	273,145	86,613
Capital shares redeemed	236,005	1,262,674	51,845,309	16,293,245
Custodian fees	1,243	1,734	—	—
Dividends on short sales	—	—	20,769	—
Income dividend distributions	22,853	63,338	—	—
Investment advisory fees	8,111	2,506	85,871	—
Directors’ and Officer’s fees	2,173	2,361	24,905	751
Other accrued expenses	10,705	9,531	92,455	30,807
Professional fees	50,469	39,774	140,352	18,455
Service fees	42,844	664	113,277	114,836
Transfer agent fees	30,885	12,676	18,408	206,748
Variation margin on futures contracts	—	—	906,261	—
Total liabilities	409,048	8,429,048	85,775,978	16,753,523
Commitments and contingent liabilities
NET ASSETS	$ 233,615,251	$ 452,665,507	$ 10,292,805,049	$ 2,869,070,225
NET ASSETS CONSIST OF
Paid-in capital	$ 241,443,578	$ 462,329,193	$ 9,358,893,633	$ 2,232,224,130
Accumulated earnings (loss)	(7,828,327)	(9,663,686)	933,911,416	636,846,095
NET ASSETS	$ 233,615,251	$ 452,665,507	$ 10,292,805,049	$ 2,869,070,225
(a) Investments, at cost—unaffiliated	$234,293,603	$449,778,679	$7,646,799,996	$—
(b) Securities loaned, at value	$—	$—	$30,775,149	$—
(c) Investments, at cost—affiliated	$2,193,006	$1,395,239	$66,864,549	$—
(d) Foreign currency, at cost	$—	$—	$104,745,874	$—

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2024

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 38,689,967	$ 128,400,924	$ 1,055,133,709	$ 438,849,819
Shares outstanding	3,519,705	13,374,797	69,200,533	17,987,632
Net asset value	$ 10.99	$ 9.60	$ 15.25	$ 24.40
Shares authorized	Unlimited	Unlimited	1.208 billion	208 million
Par value	$0.001	$0.001	$0.0001	$0.0001
Investor A
Net assets	$ 16,185,154	$ 2,524,222	$ 394,056,666	$ 226,996,674
Shares outstanding	1,472,367	262,557	26,043,906	9,291,931
Net asset value	$ 10.99	$ 9.61	$ 15.13	$ 24.43
Shares authorized	Unlimited	Unlimited	208 million	208 million
Par value	$0.001	$0.001	$0.0001	$0.0001
Investor P
Net assets	$ 178,503,854	N/A	$ 135,185,979	$ 304,045,720
Shares outstanding	16,239,383	N/A	8,966,740	12,493,619
Net asset value	$ 10.99	N/A	$ 15.08	$ 24.34
Shares authorized	Unlimited	N/A	2 billion	2 billion
Par value	$0.001	N/A	$0.0001	$0.0001
Class G
Net assets	N/A	N/A	$ 3,110,802,214	N/A
Shares outstanding	N/A	N/A	203,860,389	N/A
Net asset value	N/A	N/A	$ 15.26	N/A
Shares authorized	N/A	N/A	800 million	N/A
Par value	N/A	N/A	$0.0001	N/A
Class K
Net assets	$ 236,276	$ 321,740,361	$ 5,597,626,481	$ 1,899,178,012
Shares outstanding	21,497	33,471,539	366,683,549	77,554,593
Net asset value	$ 10.99	$ 9.61	$ 15.27	$ 24.49
Shares authorized	Unlimited	Unlimited	1.208 billion	1.208 billion
Par value	$0.001	$0.001	$0.0001	$0.0001
See notes to financial statements.
Fund Statements of Assets and Liabilities

Statements of Operations
Year Ended December 31, 2024

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$—	$—	$321,210,677	$—
Dividends — affiliated	112,825	223,754	1,070,821	—
Interest — unaffiliated	7,785,148	13,686,984	—	—
Securities lending income — affiliated — net	—	—	122,626	—
Other income — unaffiliated	—	—	191,286	—
Foreign taxes withheld	—	—	(23,278,344)	—
Foreign withholding tax claims	—	—	7,449,811	—
Net investment income allocated from the Master Small Cap Index Series:
Dividends — unaffiliated	—	—	—	34,670,117
Dividends — affiliated	—	—	—	1,713,111
Interest — unaffiliated	—	—	—	23,183
Securities lending income — affiliated — net	—	—	—	2,966,701
Foreign taxes withheld	—	—	—	(130,914)
Expenses	—	—	—	(486,765)
Fees waived	—	—	—	20,409
Total investment income	7,897,973	13,910,738	306,766,877	38,775,842
EXPENSES
Service — class specific	511,934	5,329	1,368,944	1,278,904
Investment advisory	243,734	31,926	1,013,554	—
Transfer agent — class specific	148,794	90,577	—	756,215
Professional	118,062	79,846	605,333	68,071
Registration	68,503	64,639	—	111,855
Printing and postage	50,608	37,016	—	31,754
Directors and Officer	9,300	9,976	92,921	1,737
Accounting services	9,025	9,025	—	4,964
Custodian	2,893	4,383	—	—
Administration	—	—	—	1,125,156
Administration — class specific	—	—	3,441,571	—
Miscellaneous	70,211	16,150	1,311	25,687
Total expenses excluding interest expense	1,233,064	348,867	6,523,634	3,404,343
Interest expense — unaffiliated	—	—	227	—
Total expenses	1,233,064	348,867	6,523,861	3,404,343
Less:
Fees waived and/or reimbursed by the Administrator	—	—	—	(16,492)
Fees waived and/or reimbursed by the Manager	(85,124)	(63,367)	(134,108)	—
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(26,835)	(28,233)	—	(192,968)
Total expenses after fees waived and/or reimbursed	1,121,105	257,267	6,389,753	3,194,883
Net investment income	6,776,868	13,653,471	300,377,124	35,580,959
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(603,602)	(1,007,153)	(61,210,675)	—
Investments — affiliated	156	—	(2,356)	—
Foreign currency transactions	—	—	(8,099,718)	—
Futures contracts	—	—	11,949,205	—
Net realized gain (loss) allocated from the Master Small Cap Index Series from:
Investments — unaffiliated	—	—	—	61,742,683
Investments — affiliated	—	—	—	3,711,148
Futures contracts	—	—	—	1,078,583
Swaps	—	—	—	3,553,757
	(603,446)	(1,007,153)	(57,363,544)	70,086,171

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended December 31, 2024
	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	$(3,764,387)	$1,527,951	$108,564,965	$—
Investments — affiliated	(156)	—	(8,186)	—
Foreign currency translations	—	—	(2,953,624)	—
Futures contracts	—	—	(2,370,906)	—
Net change in unrealized appreciation (depreciation) allocated from Master Small Cap Index Series on:
Investments — unaffiliated	—	—	—	198,421,571
Investments — affiliated	—	—	—	(2,510,819)
Futures contracts	—	—	—	(478,084)
Swaps	—	—	—	(835,928)
	(3,764,543)	1,527,951	103,232,249	194,596,740
Net realized and unrealized gain (loss)	(4,367,989)	520,798	45,868,705	264,682,911
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,408,879	$14,174,269	$346,245,829	$300,263,870
See notes to financial statements.
Fund Statements of Operations

Statements of Changes in Net Assets

	iShares Municipal Bond Index Fund		iShares Short-Term TIPS Bond Index Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,776,868	$7,238,792	$13,653,471	$6,929,216
Net realized loss	(603,446)	(1,362,819)	(1,007,153)	(2,682,794)
Net change in unrealized appreciation (depreciation)	(3,764,543)	10,046,526	1,527,951	4,664,334
Net increase in net assets resulting from operations	2,408,879	15,922,499	14,174,269	8,910,756
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(1,162,452)	(1,140,391)	(5,354,694)	(2,084,691)
Investor A	(476,540)	(519,335)	(85,625)	(92,099)
Investor P	(5,134,779)	(5,555,089)	—	—
Class K	(3,430)	(2,921)	(8,212,648)	(4,749,773)
Return of capital
Institutional	—	—	(4,211)	(5,463)
Investor A	—	—	(72)	(267)
Class K	—	—	(6,510)	(13,026)
Decrease in net assets resulting from distributions to shareholders	(6,777,201)	(7,217,736)	(13,663,760)	(6,945,319)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(21,743,333)	(29,234,014)	174,310,493	140,118,911
NET ASSETS
Total increase (decrease) in net assets	(26,111,655)	(20,529,251)	174,821,002	142,084,348
Beginning of year	259,726,906	280,256,157	277,844,505	135,760,157
End of year	$233,615,251	$259,726,906	$452,665,507	$277,844,505

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares MSCI EAFE International Index Fund		iShares Russell 2000 Small-Cap Index Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$300,377,124	$264,356,003	$35,580,959	$40,385,687
Net realized gain (loss)	(57,363,544)	(103,219,902)	70,086,171	15,061,911
Net change in unrealized appreciation (depreciation)	103,232,249	1,304,632,369	194,596,740	358,529,858
Net increase in net assets resulting from operations	346,245,829	1,465,768,470	300,263,870	413,977,456
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(35,110,836)	(35,553,987)	(19,874,643)	(10,194,573)
Investor A	(12,043,204)	(11,099,208)	(9,913,008)	(5,449,687)
Investor P	(4,162,363)	(3,952,518)	(13,243,145)	(7,634,389)
Class G	(103,106,795)	(81,197,080)	—	—
Class K	(184,909,666)	(162,225,094)	(89,277,168)	(54,470,520)
Decrease in net assets resulting from distributions to shareholders	(339,332,864)	(294,027,887)	(132,307,964)	(77,749,169)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	770,122,500	599,156,405	(66,811,632)	(172,089,720)
NET ASSETS
Total increase in net assets	777,035,465	1,770,896,988	101,144,274	164,138,567
Beginning of year	9,515,769,584	7,744,872,596	2,767,925,951	2,603,787,384
End of year	$10,292,805,049	$9,515,769,584	$2,869,070,225	$2,767,925,951

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$11.19	$10.81	$12.16	$12.29	$12.02
Net investment income(a)	0.33	0.32	0.30	0.29	0.30
Net realized and unrealized gain (loss)(b)	(0.20)	0.38	(1.35)	(0.11)	0.29
Net increase (decrease) from investment operations	0.13	0.70	(1.05)	0.18	0.59
Distributions(c)
From net investment income	(0.33)	(0.32)	(0.30)	(0.29)	(0.30)
From net realized gain	—	—	(0.00)(d)	(0.02)	(0.02)
Total distributions	(0.33)	(0.32)	(0.30)	(0.31)	(0.32)
Net asset value, end of year	$10.99	$11.19	$10.81	$12.16	$12.29
Total Return(e)
Based on net asset value	1.20%	6.58%	(8.61)%	1.54%	4.97%
Ratios to Average Net Assets(f)
Total expenses	0.29%	0.25%(g)	0.24%	0.25%	0.23%
Total expenses after fees waived and/or reimbursed	0.25%	0.25%	0.24%	0.24%	0.22%
Net investment income	2.99%	2.92%	2.75%	2.40%	2.46%
Supplemental Data
Net assets, end of year (000)	$38,690	$41,268	$37,235	$11,794	$6,115
Portfolio turnover rate	37%	10%	21%	7%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$11.19	$10.81	$12.16	$12.29	$12.02
Net investment income(a)	0.30	0.29	0.27	0.26	0.27
Net realized and unrealized gain (loss)(b)	(0.20)	0.38	(1.35)	(0.11)	0.29
Net increase (decrease) from investment operations	0.10	0.67	(1.08)	0.15	0.56
Distributions(c)
From net investment income	(0.30)	(0.29)	(0.27)	(0.26)	(0.27)
From net realized gain	—	—	(0.00)(d)	(0.02)	(0.02)
Total distributions	(0.30)	(0.29)	(0.27)	(0.28)	(0.29)
Net asset value, end of year	$10.99	$11.19	$10.81	$12.16	$12.29
Total Return(e)
Based on net asset value	0.95%	6.31%	(8.85)%	1.28%	4.70%
Ratios to Average Net Assets(f)
Total expenses	0.58%	0.55%	0.51%	0.53%	0.50%
Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.50%	0.50%	0.48%
Net investment income	2.74%	2.66%	2.45%	2.15%	2.22%
Supplemental Data
Net assets, end of year (000)	$16,185	$19,071	$20,060	$23,348	$23,315
Portfolio turnover rate	37%	10%	21%	7%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$11.19	$10.81	$12.16	$12.29	$12.02
Net investment income(a)	0.30	0.29	0.27	0.26	0.27
Net realized and unrealized gain (loss)(b)	(0.20)	0.38	(1.35)	(0.11)	0.29
Net increase (decrease) from investment operations	0.10	0.67	(1.08)	0.15	0.56
Distributions(c)
From net investment income	(0.30)	(0.29)	(0.27)	(0.26)	(0.27)
From net realized gain	—	—	(0.00)(d)	(0.02)	(0.02)
Total distributions	(0.30)	(0.29)	(0.27)	(0.28)	(0.29)
Net asset value, end of year	$10.99	$11.19	$10.81	$12.16	$12.29
Total Return(e)
Based on net asset value	0.95%	6.32%	(8.84)%	1.29%	4.69%
Ratios to Average Net Assets(f)
Total expenses	0.54%	0.50%(g)	0.49%	0.49%	0.50%
Total expenses after fees waived and/or reimbursed	0.50%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.74%	2.67%	2.45%	2.16%	2.21%
Supplemental Data
Net assets, end of year (000)	$178,504	$199,290	$222,859	$292,983	$316,772
Portfolio turnover rate	37%	10%	21%	7%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$11.19	$10.81	$12.16	$12.29	$12.02
Net investment income(a)	0.34	0.32	0.31	0.30	0.30
Net realized and unrealized gain (loss)(b)	(0.20)	0.38	(1.35)	(0.11)	0.29
Net increase (decrease) from investment operations	0.14	0.70	(1.04)	0.19	0.59
Distributions(c)
From net investment income	(0.34)	(0.32)	(0.31)	(0.30)	(0.30)
From net realized gain	—	—	(0.00)(d)	(0.02)	(0.02)
Total distributions	(0.34)	(0.32)	(0.31)	(0.32)	(0.32)
Net asset value, end of year	$10.99	$11.19	$10.81	$12.16	$12.29
Total Return(e)
Based on net asset value	1.25%	6.63%	(8.58)%	1.58%	5.00%
Ratios to Average Net Assets(f)
Total expenses	0.28%	0.27%	0.32%	0.25%	0.24%
Total expenses after fees waived and/or reimbursed	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.06%	2.96%	2.75%	2.45%	2.50%
Supplemental Data
Net assets, end of year (000)	$236	$97	$102	$106	$107
Portfolio turnover rate	37%	10%	21%	7%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.57	$9.52	$10.37	$10.30	$9.98
Net investment income(a)	0.41	0.37	0.63	0.46	0.25
Net realized and unrealized gain (loss)(b)	0.03	0.04	(0.91)	0.07	0.23
Net increase (decrease) from investment operations	0.44	0.41	(0.28)	0.53	0.48
Distributions(c)
From net investment income	(0.41)	(0.36)	(0.57)	(0.46)	(0.16)
From net realized gain	—	—	—	—	(0.00)(d)
Return of capital	(0.00)(d)	(0.00)(d)	(0.00)(d)	—	—
Total distributions	(0.41)	(0.36)	(0.57)	(0.46)	(0.16)
Net asset value, end of year	$9.60	$9.57	$9.52	$10.37	$10.30
Total Return(e)
Based on net asset value	4.72%	4.41%	(2.81)%	5.18%	4.89%
Ratios to Average Net Assets(f)
Total expenses	0.13%	0.23%	0.19%	0.29%	0.55%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.08%	0.07%	0.07%
Net investment income	4.28%	3.99%	6.44%	4.41%	2.51%
Supplemental Data
Net assets, end of year (000)	$128,401	$120,828	$23,581	$18,004	$16,549
Portfolio turnover rate	18%	34%	58%	10%	22%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.58	$9.53	$10.41	$10.34	$9.97
Net investment income(a)	0.39	0.35	0.54	0.40	0.07
Net realized and unrealized gain (loss)(b)	0.03	0.04	(0.85)	0.10	0.39
Net increase (decrease) from investment operations	0.42	0.39	(0.31)	0.50	0.46
Distributions(c)
From net investment income	(0.39)	(0.34)	(0.57)	(0.43)	(0.09)
From net realized gain	—	—	—	—	(0.00)(d)
Return of capital	(0.00)(d)	(0.00)(d)	(0.00)(d)	—	—
Total distributions	(0.39)	(0.34)	(0.57)	(0.43)	(0.09)
Net asset value, end of year	$9.61	$9.58	$9.53	$10.41	$10.34
Total Return(e)
Based on net asset value	4.45%	4.22%	(3.15)%	4.89%	4.64%
Ratios to Average Net Assets(f)
Total expenses	0.51%	0.60%	0.58%	0.71%	1.18%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.02%	3.70%	5.46%	3.79%	0.71%
Supplemental Data
Net assets, end of year (000)	$2,524	$2,093	$2,514	$1,908	$1,475
Portfolio turnover rate	18%	34%	58%	10%	22%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.58	$9.53	$10.41	$10.34	$9.98
Net investment income(a)	0.41	0.37	0.58	0.49	0.12
Net realized and unrealized gain (loss)(b)	0.04	0.05	(0.86)	0.04	0.36
Net increase (decrease) from investment operations	0.45	0.42	(0.28)	0.53	0.48
Distributions(c)
From net investment income	(0.42)	(0.37)	(0.60)	(0.46)	(0.12)
From net realized gain	—	—	—	—	(0.00)(d)
Return of capital	(0.00)(d)	(0.00)(d)	(0.00)(d)	—	—
Total distributions	(0.42)	(0.37)	(0.60)	(0.46)	(0.12)
Net asset value, end of year	$9.61	$9.58	$9.53	$10.41	$10.34
Total Return(e)
Based on net asset value	4.77%	4.51%	(2.86)%	5.19%	4.87%
Ratios to Average Net Assets(f)
Total expenses	0.09%	0.18%	0.18%	0.28%	0.71%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.27%	3.92%	5.88%	4.69%	1.17%
Supplemental Data
Net assets, end of year (000)	$321,740	$154,923	$109,665	$84,806	$41,536
Portfolio turnover rate	18%	34%	58%	10%	22%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$15.19	$13.25	$15.85	$14.68	$13.86
Net investment income(a)	0.47	0.43	0.41	0.41	0.30
Net realized and unrealized gain (loss)(b)	0.11	1.99	(2.64)	1.24	0.81
Net increase (decrease) from investment operations	0.58	2.42	(2.23)	1.65	1.11
Distributions from net investment income(c)	(0.52)	(0.48)	(0.37)	(0.48)	(0.29)
Net asset value, end of year	$15.25	$15.19	$13.25	$15.85	$14.68
Total Return(d)
Based on net asset value	3.68%	18.33%	(14.18)%	11.28%	8.03%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.96%	2.97%	3.06%	2.57%	2.35%
Supplemental Data
Net assets, end of year (000)	$1,055,134	$1,126,850	$1,036,641	$1,058,978	$1,004,855
Portfolio turnover rate	4%	17%	4%	3%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$15.08	$13.16	$15.74	$14.58	$13.78
Net investment income(a)	0.43	0.39	0.38	0.36	0.27
Net realized and unrealized gain (loss)(b)	0.10	1.97	(2.63)	1.24	0.78
Net increase (decrease) from investment operations	0.53	2.36	(2.25)	1.60	1.05
Distributions from net investment income(c)	(0.48)	(0.44)	(0.33)	(0.44)	(0.25)
Net asset value, end of year	$15.13	$15.08	$13.16	$15.74	$14.58
Total Return(d)
Based on net asset value	3.39%	18.02%	(14.36)%	11.01%	7.68%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.34%	0.34%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.34%	0.34%	0.35%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.34%	0.34%	0.34%	0.34%	0.35%
Net investment income	2.69%	2.75%	2.85%	2.31%	2.11%
Supplemental Data
Net assets, end of year (000)	$394,057	$385,832	$348,314	$385,287	$351,999
Portfolio turnover rate	4%	17%	4%	3%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$15.02	$13.12	$15.69	$14.53	$13.73
Net investment income(a)	0.43	0.39	0.39	0.36	0.26
Net realized and unrealized gain (loss)(b)	0.11	1.95	(2.63)	1.24	0.79
Net increase (decrease) from investment operations	0.54	2.34	(2.24)	1.60	1.05
Distributions from net investment income(c)	(0.48)	(0.44)	(0.33)	(0.44)	(0.25)
Net asset value, end of year	$15.08	$15.02	$13.12	$15.69	$14.53
Total Return(d)
Based on net asset value	3.46%	17.92%	(14.36)%	11.05%	7.68%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.34%	0.34%	0.37%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.34%	0.34%	0.37%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.34%	0.34%	0.34%	0.34%	0.37%
Net investment income	2.70%	2.76%	2.87%	2.30%	2.08%
Supplemental Data
Net assets, end of year (000)	$135,186	$137,725	$123,463	$153,682	$146,759
Portfolio turnover rate	4%	17%	4%	3%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Class G
	Year Ended 12/31/24	Period from 10/16/23(a) to 12/31/23

Net asset value, beginning of period	$15.20	$14.14
Net investment income(b)	0.48	0.03
Net realized and unrealized gain(c)	0.11	1.50
Net increase from investment operations	0.59	1.53
Distributions from net investment income(d)	(0.53)	(0.47)
Net asset value, end of period	$15.26	$15.20
Total Return(e)
Based on net asset value	3.75%	10.85%(f)
Ratios to Average Net Assets(g)
Total expenses	0.03%	0.03%(h)
Total expenses after fees waived and/or reimbursed	0.03%	0.02%(h)
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.02%	0.02%(h)
Net investment income	2.98%	0.89%(h)
Supplemental Data
Net assets, end of period (000)	$3,110,802	$2,737,539
Portfolio turnover rate	4%	17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$15.21	$13.27	$15.86	$14.69	$13.87
Net investment income(a)	0.48	0.46	0.43	0.41	0.31
Net realized and unrealized gain (loss)(b)	0.10	1.96	(2.65)	1.24	0.80
Net increase (decrease) from investment operations	0.58	2.42	(2.22)	1.65	1.11
Distributions from net investment income(c)	(0.52)	(0.48)	(0.37)	(0.48)	(0.29)
Net asset value, end of year	$15.27	$15.21	$13.27	$15.86	$14.69
Total Return(d)
Based on net asset value	3.73%	18.34%	(14.07)%	11.33%	8.07%
Ratios to Average Net Assets(e)
Total expenses	0.05%	0.05%	0.04%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.04%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	2.99%	3.14%	3.19%	2.60%	2.39%
Supplemental Data
Net assets, end of year (000)	$5,597,626	$5,127,824	$6,236,454	$6,929,470	$5,143,404
Portfolio turnover rate	4%	17%	4%	3%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$22.90	$20.17	$25.76	$24.19	$20.46
Net investment income(a)	0.31	0.33	0.27	0.25	0.23
Net realized and unrealized gain (loss)(b)	2.37	3.07	(5.52)	3.28	3.84
Net increase (decrease) from investment operations	2.68	3.40	(5.25)	3.53	4.07
Distributions(c)
From net investment income	(0.47)	(0.35)	(0.28)	(0.29)	(0.25)
From net realized gain	(0.71)	(0.32)	(0.06)	(1.67)	(0.09)
Total distributions	(1.18)	(0.67)	(0.34)	(1.96)	(0.34)
Net asset value, end of year	$24.40	$22.90	$20.17	$25.76	$24.19
Total Return(d)
Based on net asset value	11.42%	16.90%	(20.39)%	14.73%	19.97%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.13%	0.13%	0.13%	0.12%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	1.28%	1.55%	1.26%	0.93%	1.22%
Supplemental Data
Net assets, end of year (000)	$438,850	$400,743	$390,670	$479,451	$331,429
Portfolio turnover rate of the Series	32%	29%	38%	31%	27%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$22.93	$20.20	$25.79	$24.22	$20.49
Net investment income(a)	0.25	0.27	0.22	0.18	0.17
Net realized and unrealized gain (loss)(b)	2.37	3.08	(5.52)	3.28	3.85
Net increase (decrease) from investment operations	2.62	3.35	(5.30)	3.46	4.02
Distributions(c)
From net investment income	(0.41)	(0.30)	(0.23)	(0.22)	(0.20)
From net realized gain	(0.71)	(0.32)	(0.06)	(1.67)	(0.09)
Total distributions	(1.12)	(0.62)	(0.29)	(1.89)	(0.29)
Net asset value, end of year	$24.43	$22.93	$20.20	$25.79	$24.22
Total Return(d)
Based on net asset value	11.15%	16.60%	(20.57)%	14.38%	19.66%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.40%	0.42%	0.40%	0.40%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.03%	1.29%	1.01%	0.66%	0.93%
Supplemental Data
Net assets, end of year (000)	$226,997	$206,977	$194,549	$243,110	$257,905
Portfolio turnover rate of the Series	32%	29%	38%	31%	27%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$22.85	$20.13	$25.70	$24.14	$20.43
Net investment income(a)	0.25	0.27	0.22	0.18	0.18
Net realized and unrealized gain (loss)(b)	2.35	3.07	(5.50)	3.27	3.82
Net increase (decrease) from investment operations	2.60	3.34	(5.28)	3.45	4.00
Distributions(c)
From net investment income	(0.40)	(0.30)	(0.23)	(0.22)	(0.20)
From net realized gain	(0.71)	(0.32)	(0.06)	(1.67)	(0.09)
Total distributions	(1.11)	(0.62)	(0.29)	(1.89)	(0.29)
Net asset value, end of year	$24.34	$22.85	$20.13	$25.70	$24.14
Total Return(d)
Based on net asset value	11.14%	16.62%	(20.57)%	14.42%	19.65%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.39%	0.38%	0.39%	0.38%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.37%	0.37%	0.37%
Net investment income	1.03%	1.29%	1.01%	0.67%	0.95%
Supplemental Data
Net assets, end of year (000)	$304,046	$287,808	$266,391	$354,746	$329,486
Portfolio turnover rate of the Series	32%	29%	38%	31%	27%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$22.98	$20.24	$25.84	$24.26	$20.52
Net investment income(a)	0.32	0.34	0.28	0.27	0.24
Net realized and unrealized gain (loss)(b)	2.38	3.08	(5.53)	3.29	3.85
Net increase (decrease) from investment operations	2.70	3.42	(5.25)	3.56	4.09
Distributions(c)
From net investment income	(0.48)	(0.36)	(0.29)	(0.31)	(0.26)
From net realized gain	(0.71)	(0.32)	(0.06)	(1.67)	(0.09)
Total distributions	(1.19)	(0.68)	(0.35)	(1.98)	(0.35)
Net asset value, end of year	$24.49	$22.98	$20.24	$25.84	$24.26
Total Return(d)
Based on net asset value	11.47%	16.95%	(20.32)%	14.78%	20.00%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.07%	0.07%	0.07%	0.07%	0.08%
Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	1.32%	1.60%	1.31%	0.99%	1.26%
Supplemental Data
Net assets, end of year (000)	$1,899,178	$1,872,398	$1,752,177	$2,288,892	$1,835,475
Portfolio turnover rate of the Series	32%	29%	38%	31%	27%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the "Trust") and BlackRock Index Funds, Inc. (the “Corporation”), are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following, each of which is a series of one of the Trust or the Corporation are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock FundsSM	iShares Municipal Bond Index Fund	Municipal Bond Index	Diversified
	iShares Short-Term TIPS Bond Index Fund	Short-Term TIPS Bond Index	Diversified
BlackRock Index Funds, Inc.	iShares MSCI EAFE International Index Fund	International Index	Diversified
	iShares Russell 2000 Small-Cap Index Fund	Small Cap Index	Diversified
Small Cap Index seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), and an affiliate of Small Cap Index, which has the same investment objective and strategies as Small Cap Index. The value of Small Cap Index’s investment in the Series reflects Small Cap Index’s proportionate interest in the net assets of the Series. The performance of Small Cap Index is directly affected by the performance of the Series. At December 31, 2024, the percentage of the Series owned by Small Cap Index was 62.9%. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with Small Cap Index’s financial statements.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Class G Shares are available only to investors on eligible platforms.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Investor A Shares	No	No	None
Class K and Class G Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the "Board", and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) for Municipal Bond Index and BlackRock Advisors, LLC (“BAL”) for Short-Term TIPS Bond Index, International Index and Small Cap Index (“BFA” and “BAL” or together the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For Municipal Bond Index, Short-Term TIPS Bond Index and International Index, for financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when International Index is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
For Small Cap Index, for financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. Small Cap Index records its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, Small Cap Index accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: International Index may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the  Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the  Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund  will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The  Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by International Index and Small Cap Index are recorded on the ex-dividend dates. Distributions from net investment income for Municipal Bond Index and Short-Term TIPS Bond Index are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. Small Cap Index’s policy is to value its financial instruments at fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. Small Cap Index records its investment in the Series at fair value based on Small Cap Index’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 3 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
International Index
BNP Paribas SA	$ 2,212,005	$ (2,212,005)	$ —	$ —
BofA Securities, Inc.	163,839	(163,839)	—	—
Goldman Sachs & Co. LLC	5,855,976	(5,855,976)	—	—
HSBC Bank PLC	9,030	(9,030)	—	—
Morgan Stanley	16,953,370	(16,953,370)	—	—
State Street Bank & Trust Co.	4,781,369	(4,781,369)	—	—
Virtu Americas LLC	799,560	(783,645)	—	15,915
	$ 30,775,149	$ (30,759,234)	$ —	$ 15,915

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of December 31, 2024. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each of the Trust and the Corporation, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and, with respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.
	Municipal Bond Index	Short-Term TIPS Bond Index	International Index
Investment advisory fees	0.10%	0.01%	0.01%
Service Fees:  The Corporation and the Trust, on behalf of each Fund, entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

BRIL on going service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Municipal Bond Index		Short-Term TIPS Bond Index		International Index		Small Cap Index
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor P	0.25	N/A	N/A	N/A	0.25	N/A	0.25	N/A
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor P	Total
Municipal Bond Index	$ 43,506	$ 468,428	$ 511,934
Short-Term TIPS Bond Index	5,329	—	5,329
International Index	1,014,008	354,936	1,368,944
Small Cap Index	539,451	739,453	1,278,904
Administration: The Corporation, on behalf of Small Cap Index and International Index, entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, Small Cap Index pays the Administrator a monthly fee at an annual rate of 0.04% of the average daily net assets of Small Cap Index. Small Cap Index does not pay an investment advisory fee or investment management fee. For International Index, the Administrator is entitled to receive for these administrative services an annual fee of 0.08% based on the average daily net assets of International Index’s Institutional, Investor A and Investor P Shares, 0.015% of the average daily net assets of Class G Shares,and 0.03% of the average daily net assets of Class K Shares.
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of International Index:
Fund Name	Institutional	Investor A	Investor P	Class G	Class K	Total
International Index	$ 914,976	$ 324,482	$ 113,580	$ 444,739	$ 1,643,794	$ 3,441,571
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended December 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 132	$ 5,118	$ 729	$ 17	$ 5,996
Short-Term TIPS Bond Index	456	1,102	—	2,441	3,999
Small Cap Index	5,944	26,813	3,977	8,593	45,327
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 20,881	$ 17,190	$ 110,677	$ 46	$ 148,794
Short-Term TIPS Bond Index	61,783	3,871	—	24,923	90,577
Small Cap Index	259,457	191,218	206,406	99,134	756,215
Other Fees:  For the year ended December 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:
Fund Name	Investor P
Municipal Bond Index	$ 2,375
International Index	10,854
Small Cap Index	18,431
For the year ended December 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor P
Municipal Bond Index	$ 185
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Municipal Bond Index	$ 3,629
Short-Term TIPS Bond Index	3,184
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025, with respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2024, the Manager of International Index waived $14,761 in investment advisory fees pursuant to these arrangements.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor P	Class K
Municipal Bond Index	0.25%	0.50%	0.50%	0.20%
Short-Term TIPS Bond Index	0.11	0.36	—	0.06
Small Cap Index	0.12	0.37	0.37	0.07
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025 with respect to Municipal Bond Index, Short-Term TIPS Bond Index and Small-Cap Index, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts of fees waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager/Administrator in the Statements of Operations.   For the year ended December 31, 2024, the Funds waived the following amounts:
Fund Name	Fees Waived and/or Reimbursed by the Manager	Fees Waived and/or Reimbursed by the Administrator
Municipal Bond Index	$ 81,495	$ —
Short-Term TIPS Bond Index	60,183	—
Small Cap Index	—	16,492
With respect to International Index, the fees and expenses of the Fund’s Independent Directors, counsel to the Independent Directors and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Manager has contractually agreed to reimburse the Fund or provide an offsetting credit for such independent expenses through June 30, 2034. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived and/or reimbursed was $119,347.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager - class specific respectively, in the Statements of Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 1,451	$ 8,464	$ 16,875	$ 45	$ 26,835
Short-Term TIPS Bond Index	1,765	2,795	—	23,673	28,233
Small Cap Index	51,413	71,417	42,399	27,739	192,968
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective November 16, 2025 for Municipal Bond Index, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of December 31, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Expiring
Fund Name/Fund Level/Share Class	11/16/25
Municipal Bond Index
Fund Level	$ 88,649
Institutional	2,113
Investor A	16,622
Investor P	29,024
Class K	107
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on December 31, 2024:
Expired
Fund Name/Fund Level/Share Class	12/31/24
Municipal Bond Index
Fund Level	$ 6,565
Institutional	—
Investor A	2,466
Investor P	—
Class K	116
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by International Index is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024,  the Fund  paid BTC $36,784 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

During the year ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the  Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  International Index may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
International Index	$222,620,479	$24,775,704	$(4,394,051)
7.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Municipal Bond Index	$ —	$ —	$ 87,313,989	$ 105,363,451
Short-Term TIPS Bond Index	211,566,276	56,459,882	—	—
International Index	—	—	1,049,167,936	352,768,358
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
Municipal Bond Index
Tax-exempt income	$ 6,777,201	$ 7,217,732
Ordinary income	—	4
	$ 6,777,201	$ 7,217,736
Short-Term TIPS Bond Index
Ordinary income	$ 13,652,967	$ 6,926,563
Return of capital	10,793	18,756
	$ 13,663,760	$ 6,945,319
International Index
Ordinary income	$ 339,332,864	$ 294,027,887
Small Cap Index
Ordinary income	$ 76,447,475	$ 40,926,118
Long-term capital gains	55,860,489	36,823,051
	$ 132,307,964	$ 77,749,169

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
Municipal Bond Index	$ 272,471	$ —	$ (2,695,540)	$ (5,405,258)	$ —	$ (7,828,327)
Short-Term TIPS Bond Index	—	—	(5,632,786)	(4,030,900)	—	(9,663,686)
International Index	—	—	(1,263,575,261)	2,199,982,665	(2,495,988)	933,911,416
Small Cap Index	—	2,646,649	—	649,373,130	(15,173,684)	636,846,095

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures and foreign currency contracts, timing and recognition of partnership income, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, characterization of corporate actions and amortization methods for premiums on fixed income securities.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Municipal Bond Index	$ 236,488,010	$ 1,121,143	$ (6,526,401)	$ (5,405,258)
Short-Term TIPS Bond Index	454,058,880	82,460	(4,113,360)	(4,030,900)
International Index	8,015,902,454	2,769,076,252	(567,957,162)	2,201,119,090
9.
BANK BORROWINGS
The Trust and iShares MSCI EAFE International Index Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
International Index may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk:  Municipal Bond Index and Short-Term TIPS Bond Index may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Municipal Bond Index and Short-Term TIPS Bond Indexmay also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Municipal Bond Index
Institutional
Shares sold	651,221	$ 7,204,758	2,889,613	$ 31,337,434
Shares issued in reinvestment of distributions	104,950	1,159,403	104,756	1,139,343
Shares redeemed	(924,944)	(10,264,620)	(2,748,923)	(29,668,492)
	(168,773)	$ (1,900,459)	245,446	$ 2,808,285
Investor A
Shares sold	239,184	$ 2,636,911	261,904	$ 2,883,011
Shares issued in reinvestment of distributions	38,842	429,040	40,768	443,248
Shares redeemed	(510,322)	(5,652,115)	(453,015)	(4,957,566)
	(232,296)	$ (2,586,164)	(150,343)	$ (1,631,307)
Investor P
Shares sold	470,797	$ 5,211,356	506,187	$ 5,524,071
Shares issued in reinvestment of distributions	464,832	5,134,740	512,464	5,571,533
Shares redeemed	(2,509,805)	(27,744,274)	(3,814,134)	(41,498,270)
	(1,574,176)	$ (17,398,178)	(2,795,483)	$ (30,402,666)
Class K
Shares sold	12,746	$ 140,981	—	$ —
Shares issued in reinvestment of distributions	44	487	11	122
Shares redeemed	—	—	(771)	(8,448)
	12,790	$ 141,468	(760)	$ (8,326)
	(1,962,455)	$ (21,743,333)	(2,701,140)	$ (29,234,014)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Short-Term TIPS Bond Index
Institutional
Shares sold	549,027	$ 5,272,362	12,293,761	$ 116,690,524
Shares issued in reinvestment of distributions	559,288	5,351,695	220,484	2,089,678
Shares redeemed	(356,559)	(3,418,989)	(2,369,350)	(22,588,484)
	751,756	$ 7,205,068	10,144,895	$ 96,191,718
Investor A
Shares sold	186,535	$ 1,793,440	91,502	$ 889,442
Shares issued in reinvestment of distributions	8,473	81,211	8,958	85,487
Shares redeemed	(150,794)	(1,448,615)	(145,841)	(1,388,058)
	44,214	$ 426,036	(45,381)	$ (413,129)
Class K
Shares sold	22,013,809	$ 211,894,541	7,459,258	$ 71,016,023
Shares issued in reinvestment of distributions	854,748	8,193,469	500,596	4,773,839
Shares redeemed	(5,562,016)	(53,408,621)	(3,301,121)	(31,449,540)
	17,306,541	$ 166,679,389	4,658,733	$ 44,340,322
	18,102,511	$ 174,310,493	14,758,247	$ 140,118,911
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
International Index
Institutional
Shares sold	17,655,501	$ 281,634,780	22,716,767	$ 329,016,783
Shares issued in reinvestment of distributions	2,016,989	31,830,136	2,157,377	32,249,955
Shares redeemed	(24,662,947)	(396,372,761)	(28,894,397)	(412,663,926)
	(4,990,457)	$ (82,907,845)	(4,020,253)	$ (51,397,188)
Investor A
Shares sold	7,315,334	$ 115,631,152	6,923,579	$ 99,151,564
Shares issued in reinvestment of distributions	745,310	11,672,203	725,024	10,758,045
Shares redeemed	(7,608,681)	(120,945,013)	(8,522,040)	(122,059,509)
	451,963	$ 6,358,342	(873,437)	$ (12,149,900)
Investor P
Shares sold	682,480	$ 10,776,927	508,169	$ 7,281,150
Shares issued in reinvestment of distributions	266,183	4,155,512	266,838	3,946,135
Shares redeemed	(1,149,459)	(18,185,064)	(1,020,934)	(14,627,450)
	(200,796)	$ (3,252,625)	(245,927)	$ (3,400,165)
Class G(a)
Shares sold	40,243,875	$ 647,160,599	177,053,564	$ 2,629,696,148
Shares issued in reinvestment of distributions	6,531,899	103,104,192	5,431,243	81,197,080
Shares redeemed	(23,007,744)	(364,861,036)	(2,392,448)	(35,853,240)
	23,768,030	$ 385,403,755	180,092,359	$ 2,675,039,988
Class K
Shares sold	104,880,817	$ 1,678,374,997	164,244,554	$ 2,352,241,555
Shares issued in reinvestment of distributions	11,573,953	182,829,784	10,669,726	159,658,186
Shares redeemed	(86,981,704)	(1,396,683,908)	(307,758,348)	(4,520,836,071)
	29,473,066	$ 464,520,873	(132,844,068)	$ (2,008,936,330)
	48,501,806	$ 770,122,500	42,108,674	$ 599,156,405

(a)	The share class commenced operations on October 16, 2023.

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small Cap Index
Institutional
Shares sold	5,780,867	$ 144,665,823	6,089,140	$ 131,318,773
Shares issued in reinvestment of distributions	761,566	19,605,950	447,568	10,106,237
Shares redeemed	(6,055,248)	(141,523,046)	(8,404,644)	(173,882,906)
	487,185	$ 22,748,727	(1,867,936)	$ (32,457,896)
Investor A
Shares sold	2,390,802	$ 57,796,606	1,713,549	$ 36,419,814
Shares issued in reinvestment of distributions	373,455	9,624,344	235,184	5,319,919
Shares redeemed	(2,497,675)	(60,080,685)	(2,553,471)	(54,263,670)
	266,582	$ 7,340,265	(604,738)	$ (12,523,937)
Investor P
Shares sold	1,063,920	$ 25,226,989	667,716	$ 14,120,428
Shares issued in reinvestment of distributions	515,503	13,232,950	338,448	7,628,725
Shares redeemed	(1,682,977)	(40,242,898)	(1,643,423)	(34,895,932)
	(103,554)	$ (1,782,959)	(637,259)	$ (13,146,779)
Class K
Shares sold	19,476,180	$ 468,584,073	23,325,168	$ 493,249,455
Shares issued in reinvestment of distributions	3,451,302	89,159,398	2,401,795	54,425,549
Shares redeemed	(26,857,694)	(652,861,136)	(30,822,639)	(661,636,112)
	(3,930,212)	$ (95,117,665)	(5,095,676)	$ (113,961,108)
	(3,279,999)	$ (66,811,632)	(8,205,609)	$ (172,089,720)

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of December 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor P	Class K	Class G
Municipal Bond Index	8,707	871	871	8,707	—
International Index	—	—	14,420	—	5,356
Small Cap Index	—	—	9,191	—	—
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which International Index is able to pass through to shareholders as a foreign tax credit in the current year, International Index will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by International Index.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of December 31, 2024, and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of iShares Municipal Bond Index Fund, iShares Short-Term TIPS Bond Index Fund, iShares MSCI EAFE International Index Fund, and iShares Russell 2000 Small-Cap Index Fund and the Board of Trustees/Directors of BlackRock FundsSM and BlackRock Index Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of iShares Municipal Bond Index Fund and iShares Short-Term TIPS Bond Index Fund of BlackRock FundsSM and iShares MSCI EAFE International Index Fund and iShares Russell 2000 Small-Cap Index Fund of BlackRock Index Funds, Inc. (collectively, the “Funds”), including the schedules of investments of iShares Municipal Bond Index Fund, iShares Short-Term TIPS Bond Index Fund, and iShares MSCI EAFE International Index Fund, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended December 31, 2024:
Fund Name	Exempt-Interest Dividends
Municipal Bond Index	$ 6,776,964
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Dividend Income
International Index	$ 300,000,126
Small Cap Index	26,697,012
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Business Income
Small Cap Index	$ 5,398,380
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2024:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Small Cap Index	$ 55,860,489
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended December 31, 2024:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
International Index	$ 315,128,901	$ 14,116,886
Small Cap Index	—	—
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
Short-Term TIPS Bond Index	$ 13,468,466
International Index	167,937
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Small Cap Index	33.36%
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
Short-Term TIPS Bond Index	$ 13,653,470
International Index	1,050,264
Small Cap Index	1,261,369
Important Tax Information

Important Tax Information (unaudited) (continued)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
Short-Term TIPS Bond Index	$ 13,652,965	$ —
International Index	1,050,264	—
Small Cap Index	1,261,369	23,942,407

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Advertising Agencies — 0.2%
Advantage Solutions, Inc., Class A (a)	183,157	$ 534,818
Boston Omaha Corp., Class A (a)	42,920	608,606
Cardlytics, Inc. (a)	67,469	250,310
Clear Channel Outdoor Holdings, Inc. (a)	608,605	833,789
Emerald Holding, Inc.	31,940	153,951
National CineMedia, Inc. (a)	115,426	766,429
QuinStreet, Inc. (a)	90,871	2,096,394
Stagwell, Inc., Class A (a)(b)	148,416	976,577
TechTarget, Inc. (a)	44,588	883,734
Thryv Holdings, Inc. (a)	54,026	799,585
Viad Corp. (a)	34,220	1,454,692
		9,358,885
Aerospace & Defense — 1.4%
AAR Corp. (a)	59,476	3,644,689
AeroVironment, Inc. (a)	47,292	7,277,766
AerSale Corp. (a)(b)	54,986	346,412
Archer Aviation, Inc., Class A (a)(b)	393,646	3,838,049
Astronics Corp. (a)	49,438	789,030
Bridger Aerospace Group Holdings, Inc. (a)	17,887	38,099
Byrna Technologies, Inc. (a)	29,174	840,503
Cadre Holdings, Inc.	44,933	1,451,336
Ducommun, Inc. (a)	23,428	1,491,426
Eve Holding, Inc., Class A (a)(b)	88,021	478,834
Intuitive Machines, Inc., Class A (a)	48,889	887,824
Kratos Defense & Security Solutions, Inc. (a)(b)	249,482	6,581,335
Leonardo DRS, Inc. (a)	124,138	4,010,899
Mercury Systems, Inc. (a)	87,691	3,683,022
Moog, Inc., Class A	47,901	9,428,833
National Presto Industries, Inc.	8,911	877,021
Park Aerospace Corp.	29,964	438,973
Redwire Corp. (a)(b)	38,193	628,657
Rocket Lab USA, Inc., Class A (a)(b)	586,649	14,941,950
Triumph Group, Inc. (a)	123,718	2,308,578
V2X, Inc. (a)	21,216	1,014,761
Virgin Galactic Holdings, Inc. (a)(b)	31,657	186,143
VirTra, Inc. (a)	21,078	142,277
		65,326,417
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc. (b)	11,650	302,084
Andersons, Inc.	55,043	2,230,342
Cadiz, Inc. (a)	73,189	380,583
Calavo Growers, Inc.	28,814	734,757
Cal-Maine Foods, Inc.	69,139	7,115,786
Dole PLC	126,153	1,708,112
Fresh Del Monte Produce, Inc.	56,958	1,891,575
GrowGeneration Corp. (a)(b)	94,344	159,441
Limoneira Co.	27,723	678,105
Tejon Ranch Co. (a)(b)	34,599	550,124
Vital Farms, Inc. (a)(b)	56,230	2,119,309
		17,870,218
Air Transport — 0.5%
Air Transport Services Group, Inc. (a)	86,365	1,898,303
Allegiant Travel Co.	26,126	2,458,979
Frontier Group Holdings, Inc. (a)(b)	69,866	496,747
JetBlue Airways Corp. (a)	526,703	4,139,886
Joby Aviation, Inc., Class A (a)(b)	728,688	5,924,233
Security	Shares	Value
Air Transport (continued)
SkyWest, Inc. (a)	66,804	$ 6,689,084
Sun Country Airlines Holdings, Inc. (a)	68,150	993,627
Wheels Up Experience, Inc., Class A (a)(b)	158,464	261,466
		22,862,325
Airlines — 0.0%
Blade Air Mobility, Inc., Class A (a)	100,633	427,690
Alternative Energy — 0.2%
Aemetis, Inc. (a)(b)	59,636	160,421
Ameresco, Inc., Class A (a)	55,594	1,305,347
Centrus Energy Corp., Class A (a)(b)	24,334	1,620,888
Green Plains, Inc. (a)	109,956	1,042,383
REX American Resources Corp. (a)	26,596	1,108,787
Sitio Royalties Corp., Class A	136,162	2,611,587
Sunnova Energy International, Inc. (a)(b)	187,413	642,827
		8,492,240
Aluminum — 0.1%
Century Aluminum Co. (a)	88,625	1,614,748
Kaiser Aluminum Corp.	26,915	1,891,317
		3,506,065
Asset Management & Custodian — 0.9%
Artisan Partners Asset Management, Inc., Class A	106,225	4,572,986
B. Riley Financial, Inc. (b)	40,775	187,157
Brightsphere Investment Group, Inc.	45,629	1,201,868
Cohen & Steers, Inc.	46,373	4,282,083
Diamond Hill Investment Group, Inc., Class A	4,563	707,721
GCM Grosvenor, Inc., Class A	73,473	901,514
Hamilton Lane, Inc., Class A	64,770	9,589,198
Open Lending Corp. (a)	176,326	1,052,666
PJT Partners, Inc., Class A	39,296	6,201,302
Silvercrest Asset Management Group, Inc., Class A	17,192	316,161
StepStone Group, Inc., Class A	110,669	6,405,522
Virtus Investment Partners, Inc.	11,400	2,514,612
WisdomTree, Inc.	235,271	2,470,346
		40,403,136
Auto Components — 0.3%
Atmus Filtration Technologies, Inc.	141,292	5,535,820
Holley, Inc. (a)	74,884	226,150
Phinia, Inc.	70,510	3,396,467
Solid Power, Inc., Class A (a)(b)	260,968	493,229
Visteon Corp. (a)	46,012	4,082,185
		13,733,851
Auto Parts — 0.4%
Adient PLC (a)	146,498	2,524,161
American Axle & Manufacturing Holdings, Inc. (a)	198,391	1,156,619
Canoo, Inc. (a)(b)	5,922	8,350
Cooper-Standard Holdings, Inc. (a)	28,605	387,884
Dana, Inc.	220,181	2,545,292
Dorman Products, Inc. (a)	43,601	5,648,510
Fox Factory Holding Corp. (a)	71,303	2,158,342
Gentherm, Inc. (a)	51,878	2,071,229
Livewire Group, Inc. (a)(b)	36,222	174,228
Luminar Technologies, Inc. (a)(b)	40,751	219,240
Standard Motor Products, Inc.	36,093	1,118,161
Stoneridge, Inc. (a)	49,111	307,926
XPEL, Inc. (a)	42,436	1,694,894
		20,014,836
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Auto Services(a) — 0.1%
Goodyear Tire & Rubber Co.	480,451	$ 4,324,059
Hertz Global Holdings, Inc. (b)	211,767	775,067
		5,099,126
Back Office Support, HR & Consulting — 1.5%
ASGN, Inc. (a)	72,817	6,068,569
Barrett Business Services, Inc.	43,171	1,875,348
CBIZ, Inc. (a)	80,808	6,612,519
Conduent, Inc. (a)	272,856	1,102,338
CRA International, Inc.	11,119	2,081,477
ExlService Holdings, Inc. (a)	265,045	11,762,697
Forrester Research, Inc. (a)	20,111	315,139
Hackett Group, Inc.	43,637	1,340,529
Heidrick & Struggles International, Inc.	33,721	1,494,178
HireQuest, Inc.	8,825	124,962
Huron Consulting Group, Inc. (a)	29,619	3,680,457
ICF International, Inc.	31,454	3,749,631
Insperity, Inc.	60,544	4,692,765
Kelly Services, Inc., Class A	53,364	743,894
Kforce, Inc.	30,765	1,744,376
Korn Ferry	87,553	5,905,450
Liquidity Services, Inc. (a)	37,032	1,195,763
Maximus, Inc.	101,423	7,571,227
Rekor Systems, Inc. (a)(b)	141,668	221,002
Resources Connection, Inc.	58,941	502,767
Target Hospitality Corp. (a)	56,241	543,569
TriNet Group, Inc.	53,891	4,891,686
TrueBlue, Inc. (a)	47,578	399,655
TTEC Holdings, Inc.	31,604	157,704
		68,777,702
Banks: Diversified — 10.3%
1st Source Corp.	30,895	1,803,650
ACNB Corp.	13,699	545,631
Alerus Financial Corp.	33,896	652,159
AlTi Global, Inc., Class A (a)(b)	56,262	248,115
Amalgamated Financial Corp.	29,544	988,838
Ambac Financial Group, Inc. (a)	74,879	947,219
Amerant Bancorp, Inc., Class A	61,761	1,384,064
Ameris Bancorp	111,002	6,945,395
Ames National Corp.	14,384	236,329
Arrow Financial Corp.	27,876	800,320
Associated Banc-Corp.	272,609	6,515,355
Atlantic Union Bankshares Corp.	151,732	5,747,608
Axos Financial, Inc. (a)	92,141	6,436,049
Banc of California, Inc.	234,349	3,623,036
BancFirst Corp.	33,603	3,937,600
Banco Latinoamericano de Comercio Exterior SA, Class E	45,934	1,633,872
Bancorp, Inc. (a)	79,010	4,158,296
Bank First Corp.	16,345	1,619,626
Bank of Hawaii Corp.	65,905	4,695,072
Bank of Marin Bancorp	26,912	639,698
Bank of NT Butterfield & Son Ltd.	74,841	2,735,439
Bank7 Corp.	6,987	326,013
BankUnited, Inc.	126,878	4,842,933
Bankwell Financial Group, Inc.	11,311	352,338
Banner Corp.	58,261	3,890,087
Bar Harbor Bankshares	25,785	788,505
BayCom Corp.	17,309	464,574
BCB Bancorp, Inc.	24,969	295,633
Berkshire Hills Bancorp, Inc.	72,456	2,059,924
Blue Foundry Bancorp (a)(b)	32,552	319,335
Security	Shares	Value
Banks: Diversified (continued)
Bridgewater Bancshares, Inc. (a)	33,266	$ 449,424
Brookline Bancorp, Inc.	148,377	1,750,849
Burke & Herbert Financial Services Corp., Class C	23,371	1,457,416
Business First Bancshares, Inc.	39,837	1,023,811
Byline Bancorp, Inc.	52,161	1,512,669
Cadence Bank	289,986	9,990,018
California BanCorp (a)(b)	41,975	694,267
Camden National Corp.	24,007	1,026,059
Capital Bancorp, Inc.	15,420	439,470
Capital City Bank Group, Inc.	23,702	868,678
Capitol Federal Financial, Inc.	214,077	1,265,195
Carter Bankshares, Inc. (a)	39,219	689,862
Cathay General Bancorp	117,658	5,601,697
Central Pacific Financial Corp.	40,646	1,180,766
Chemung Financial Corp.	5,207	254,154
ChoiceOne Financial Services, Inc.	14,086	502,025
Citizens & Northern Corp.	26,197	487,264
Citizens Financial Services, Inc.	7,478	473,432
City Holding Co.	24,447	2,896,481
Civista Bancshares, Inc.	25,568	537,951
CNB Financial Corp.	35,563	884,096
Coastal Financial Corp. (a)	19,370	1,644,707
Colony Bankcorp, Inc.	27,614	445,690
Columbia Financial, Inc. (a)(b)	47,154	745,505
Community Financial System, Inc.	88,213	5,440,978
Community Trust Bancorp, Inc.	25,656	1,360,538
Community West Bancshares	28,875	559,309
ConnectOne Bancorp, Inc.	60,537	1,386,903
CrossFirst Bankshares, Inc. (a)	78,332	1,186,730
Customers Bancorp, Inc. (a)	49,932	2,430,690
CVB Financial Corp.	223,404	4,783,080
Dime Community Bancshares, Inc.	59,686	1,834,449
Eagle Bancorp, Inc.	49,212	1,280,988
Eastern Bankshares, Inc.	325,381	5,612,822
Enterprise Bancorp, Inc.	17,072	675,027
Enterprise Financial Services Corp.	62,425	3,520,770
Equity Bancshares, Inc., Class A	24,338	1,032,418
Esquire Financial Holdings, Inc.	12,185	968,708
ESSA Bancorp, Inc.	15,158	295,581
Farmers & Merchants Bancorp, Inc.	20,935	616,536
Farmers National Banc Corp.	62,588	890,001
FB Financial Corp.	59,907	3,085,810
Fidelity D&D Bancorp, Inc.	8,180	399,184
Financial Institutions, Inc.	25,093	684,788
First Bancorp, Inc.	17,796	486,721
First BanCorp./Puerto Rico	274,380	5,100,724
First Bancorp/Southern Pines NC	67,513	2,968,547
First Bancshares, Inc.	51,195	1,791,825
First Bank/Hamilton	35,195	495,194
First Busey Corp.	89,851	2,117,788
First Business Financial Services, Inc.	13,138	608,158
First Commonwealth Financial Corp.	170,552	2,885,740
First Community Bankshares, Inc.	29,244	1,217,720
First Financial Bancorp	159,222	4,279,887
First Financial Bankshares, Inc.	219,423	7,910,199
First Financial Corp.	19,543	902,691
First Financial Northwest, Inc.	11,663	253,087
First Foundation, Inc. (b)	106,587	661,905
First Internet Bancorp	13,608	489,752
First Interstate BancSystem, Inc., Class A	133,805	4,344,648
First Merchants Corp.	98,334	3,922,543
First Mid Bancshares, Inc.	38,225	1,407,445

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
First of Long Island Corp.	36,703	$ 428,691
First Western Financial, Inc. (a)	14,276	279,096
Five Star Bancorp	28,782	866,050
Flagstar Financial, Inc. (b)	427,628	3,989,769
Flushing Financial Corp.	47,534	678,786
FS Bancorp, Inc.	11,939	490,215
Fulton Financial Corp.	306,183	5,903,208
FVCBankcorp, Inc. (a)	30,845	387,722
German American Bancorp, Inc.	48,055	1,932,772
Glacier Bancorp, Inc.	192,106	9,647,563
Great Southern Bancorp, Inc.	14,875	888,038
Greene County Bancorp, Inc.	11,856	328,648
Guaranty Bancshares, Inc.	13,322	460,941
Hancock Whitney Corp.	146,324	8,006,849
Hanmi Financial Corp.	53,348	1,260,080
HarborOne Bancorp, Inc.	65,616	776,237
HBT Financial, Inc.	22,122	484,472
Heartland Financial USA, Inc.	71,504	4,383,553
Heritage Commerce Corp.	102,844	964,677
Heritage Financial Corp.	58,454	1,432,123
Hilltop Holdings, Inc.	78,547	2,248,801
Hingham Institution For Savings The	2,701	686,432
Hippo Holdings, Inc. (a)	34,042	911,304
Home Bancorp, Inc.	11,855	547,820
Home BancShares, Inc.	314,193	8,891,662
HomeStreet, Inc.	30,829	352,067
Hope Bancorp, Inc.	195,486	2,402,523
Horizon Bancorp, Inc.	74,790	1,204,867
Independent Bank Corp.	105,988	5,793,210
Independent Bank Group, Inc.	61,116	3,707,908
International Bancshares Corp.	91,165	5,757,981
Investar Holding Corp.	16,238	356,586
John Marshall Bancorp, Inc.	21,945	440,656
Kearny Financial Corp.	94,511	669,138
Lakeland Financial Corp.	41,953	2,884,688
LCNB Corp.	22,628	342,362
LINKBANCORP, Inc.	37,128	277,717
Live Oak Bancshares, Inc.	58,465	2,312,291
Mercantile Bank Corp.	27,221	1,211,062
Merchants Bancorp	31,213	1,138,338
Metrocity Bankshares, Inc.	30,424	972,047
Metropolitan Bank Holding Corp. (a)	17,458	1,019,547
Mid Penn Bancorp, Inc.	24,982	720,481
Middlefield Banc Corp.	12,358	346,642
Midland States Bancorp, Inc.	35,490	865,956
MidWestOne Financial Group, Inc.	25,116	731,378
MVB Financial Corp.	19,753	408,887
National Bank Holdings Corp., Class A	62,587	2,694,996
National Bankshares, Inc.	9,995	286,956
NB Bancorp, Inc. (a)(b)	64,705	1,168,572
NBT Bancorp, Inc.	77,612	3,706,749
Nicolet Bankshares, Inc.	22,954	2,408,104
Northeast Bank	11,313	1,037,741
Northeast Community Bancorp, Inc.	20,017	489,616
Northfield Bancorp, Inc.	66,447	772,114
Northrim BanCorp, Inc.	9,183	715,723
Northwest Bancshares, Inc.	214,863	2,834,043
Norwood Financial Corp.	11,465	311,905
Oak Valley Bancorp	11,976	350,298
OceanFirst Financial Corp.	96,694	1,750,161
OFG Bancorp	77,558	3,282,255
Old National Bancorp	530,566	11,515,935
Old Second Bancorp, Inc.	72,639	1,291,521
Security	Shares	Value
Banks: Diversified (continued)
Orange County Bancorp, Inc.	8,262	$ 459,119
Origin Bancorp, Inc.	49,275	1,640,365
Orrstown Financial Services, Inc.	31,639	1,158,304
Pacific Premier Bancorp, Inc.	161,573	4,026,399
Park National Corp.	24,292	4,164,378
Parke Bancorp, Inc.	18,428	377,958
Pathward Financial, Inc.	41,884	3,081,825
PCB Bancorp	18,482	374,076
Peapack-Gladstone Financial Corp.	28,834	924,130
Peoples Bancorp of North Carolina, Inc.	7,362	230,063
Peoples Bancorp, Inc.	58,249	1,845,911
Peoples Financial Services Corp.	15,884	812,943
Pioneer Bancorp, Inc./New York (a)	20,424	235,284
Plumas Bancorp	8,762	414,092
Ponce Financial Group, Inc. (a)	31,633	411,229
Preferred Bank/Los Angeles CA	11,747	1,014,706
Premier Financial Corp.	59,227	1,514,434
Primis Financial Corp.	35,490	413,813
Princeton Bancorp, Inc.	9,003	309,973
Provident Bancorp, Inc. (a)	26,739	304,825
Provident Financial Services, Inc.	215,703	4,070,316
QCR Holdings, Inc.	27,622	2,227,438
RBB Bancorp	27,401	561,446
Red River Bancshares, Inc.	7,620	411,328
Renasant Corp.	106,201	3,796,686
Republic Bancorp, Inc., Class A	13,651	953,795
Root, Inc., Class A (a)(b)	14,900	1,081,591
S&T Bancorp, Inc.	64,258	2,455,941
Sandy Spring Bancorp, Inc.	74,088	2,497,506
Seacoast Banking Corp. of Florida	142,439	3,921,346
ServisFirst Bancshares, Inc.	85,552	7,249,676
Shore Bancshares, Inc.	52,902	838,497
Sierra Bancorp	22,421	648,415
Simmons First National Corp., Class A	209,285	4,641,941
SmartFinancial, Inc.	27,435	849,936
South Plains Financial, Inc.	20,322	706,190
Southern First Bancshares, Inc. (a)	13,464	535,194
Southern Missouri Bancorp, Inc.	16,396	940,639
Southern States Bancshares, Inc.	13,960	465,008
Southside Bancshares, Inc.	48,131	1,528,641
SouthState Corp.	128,244	12,757,713
Stellar Bancorp, Inc.	82,835	2,348,372
Sterling Bancorp, Inc. (a)	44,132	210,068
Stock Yards Bancorp, Inc.	43,181	3,092,191
Texas Capital Bancshares, Inc. (a)	78,188	6,114,302
Third Coast Bancshares, Inc. (a)	19,515	662,534
Timberland Bancorp, Inc.	13,448	410,298
Tompkins Financial Corp.	21,296	1,444,508
Towne Bank/Portsmouth VA	118,522	4,036,859
TriCo Bancshares	53,947	2,357,484
Triumph Financial, Inc. (a)	37,268	3,386,916
TrustCo Bank Corp./New York	30,684	1,022,084
Trustmark Corp.	102,609	3,629,280
UMB Financial Corp.	75,636	8,536,279
United Bankshares, Inc.	222,949	8,371,735
United Community Banks, Inc.	204,113	6,594,891
Unity Bancorp, Inc.	12,024	524,367
Univest Financial Corp.	48,380	1,427,694
USCB Financial Holdings, Inc., Class A	18,411	326,795
Valley National Bancorp	788,876	7,147,217
Veritex Holdings, Inc.	88,554	2,405,127
Virginia National Bankshares Corp.	8,507	324,967
WaFd, Inc.	112,616	3,630,740
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
Washington Trust Bancorp, Inc.	29,225	$ 916,204
Waterstone Financial, Inc.	26,185	351,926
WesBanco, Inc.	97,078	3,158,918
West BanCorp, Inc.	26,551	574,829
Westamerica BanCorp	43,307	2,271,885
WSFS Financial Corp.	100,788	5,354,866
		469,239,019
Beverage: Soft Drinks — 0.2%
National Beverage Corp.	39,488	1,684,953
Primo Brands Corp.	266,220	8,191,589
		9,876,542
Biotechnology — 8.3%
2seventy bio, Inc. (a)(b)	81,801	240,495
4D Molecular Therapeutics, Inc. (a)	86,536	482,006
89bio, Inc. (a)(b)	144,460	1,129,677
ACELYRIN, Inc. (a)	128,314	402,906
Achieve Life Sciences, Inc. (a)(b)	57,003	200,651
Acrivon Therapeutics, Inc. (a)	24,281	146,172
Actinium Pharmaceuticals, Inc. (a)	59,942	75,527
Acumen Pharmaceuticals, Inc. (a)(b)	83,638	143,857
ADC Therapeutics SA (a)(b)	139,596	277,796
ADMA Biologics, Inc. (a)	379,725	6,512,284
Adverum Biotechnologies, Inc. (a)	33,741	157,570
Aerovate Therapeutics, Inc. (a)	21,576	57,176
Agenus, Inc. (a)(b)	40,491	110,945
Agios Pharmaceuticals, Inc. (a)	95,296	3,131,427
Akebia Therapeutics, Inc. (a)(b)	358,955	682,015
Akero Therapeutics, Inc. (a)(b)	114,312	3,180,160
Aldeyra Therapeutics, Inc. (a)(b)	82,675	412,548
Alector, Inc. (a)	148,836	281,300
Allogene Therapeutics, Inc. (a)	209,689	446,638
Altimmune, Inc. (a)(b)	122,559	883,650
ALX Oncology Holdings, Inc. (a)	65,861	109,988
Amicus Therapeutics, Inc. (a)	494,740	4,660,451
AnaptysBio, Inc. (a)(b)	33,326	441,236
Anavex Life Sciences Corp. (a)(b)	125,726	1,350,297
ANI Pharmaceuticals, Inc. (a)	31,074	1,717,771
Annexon, Inc. (a)(b)	167,954	861,604
Apogee Therapeutics, Inc. (a)(b)	63,891	2,894,262
Applied Therapeutics, Inc. (a)(b)	165,898	142,042
Arbutus Biopharma Corp. (a)	248,061	811,159
Arcellx, Inc. (a)(b)	72,679	5,573,753
Arcturus Therapeutics Holdings, Inc. (a)(b)	39,170	664,715
Arcus Biosciences, Inc. (a)	90,847	1,352,712
Arcutis Biotherapeutics, Inc. (a)	183,321	2,553,662
Ardelyx, Inc. (a)(b)	400,997	2,033,055
ArriVent Biopharma, Inc. (a)(b)	48,616	1,295,130
ARS Pharmaceuticals, Inc. (a)(b)	84,920	895,906
Artiva Biotherapeutics, Inc. (a)(b)	25,259	254,611
Arvinas, Inc. (a)	108,323	2,076,552
Astria Therapeutics, Inc. (a)	77,714	694,763
Atossa Therapeutics, Inc. (a)(b)	211,682	199,849
Aura Biosciences, Inc. (a)(b)	76,693	630,416
Aurinia Pharmaceuticals, Inc. (a)	226,357	2,032,686
Avid Bioservices, Inc. (a)	107,283	1,324,945
Avidity Biosciences, Inc. (a)	187,138	5,441,973
Avita Medical, Inc. (a)(b)	43,220	553,216
Beam Therapeutics, Inc. (a)	128,919	3,197,191
Bicara Therapeutics, Inc. (a)(b)	33,256	579,320
BioCryst Pharmaceuticals, Inc. (a)(b)	348,408	2,620,028
Biohaven Ltd. (a)(b)	144,818	5,408,952
Security	Shares	Value
Biotechnology (continued)
Biomea Fusion, Inc. (a)(b)	50,338	$ 195,311
Bioventus, Inc., Class A (a)	64,777	680,159
Black Diamond Therapeutics, Inc. (a)	74,061	158,491
Bluebird Bio, Inc. (a)(b)	18,594	155,074
Blueprint Medicines Corp. (a)	107,213	9,351,118
Boundless Bio, Inc. (a)	12,582	36,488
Bridgebio Pharma, Inc. (a)(b)	237,018	6,503,774
C4 Therapeutics, Inc. (a)(b)	107,994	388,778
Cabaletta Bio, Inc. (a)(b)	85,717	194,578
Candel Therapeutics, Inc. (a)(b)	34,381	298,427
Capricor Therapeutics, Inc. (a)(b)	63,111	870,932
Cardiff Oncology, Inc. (a)(b)	67,587	293,328
Cargo Therapeutics, Inc. (a)	59,246	854,327
Caribou Biosciences, Inc. (a)(b)	152,669	242,744
Cartesian Therapeutics, Inc. (a)(b)	11,623	208,168
Castle Biosciences, Inc. (a)	44,637	1,189,576
Catalyst Pharmaceuticals, Inc. (a)	188,517	3,934,350
Celcuity, Inc. (a)(b)	56,348	737,595
Celldex Therapeutics, Inc. (a)(b)	108,915	2,752,282
Century Therapeutics, Inc. (a)(b)	91,479	92,394
CervoMed, Inc. (a)(b)	10,769	25,199
CG oncology, Inc. (a)	79,972	2,293,597
Cibus, Inc., Class A (a)(b)	29,827	82,919
Climb Bio, Inc. (a)(b)	57,748	103,946
Cogent Biosciences, Inc. (a)(b)	158,340	1,235,052
Coherus Biosciences, Inc. (a)(b)	197,178	272,106
Collegium Pharmaceutical, Inc. (a)(b)	54,085	1,549,535
Compass Therapeutics, Inc. (a)(b)	172,862	250,650
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	17,358	204,824
Crinetics Pharmaceuticals, Inc. (a)(b)	147,865	7,560,337
Cullinan Therapeutics, Inc. (a)	89,263	1,087,223
Cytokinetics, Inc. (a)(b)	192,714	9,065,267
Day One Biopharmaceuticals, Inc. (a)	89,564	1,134,776
Denali Therapeutics, Inc. (a)	209,592	4,271,485
Design Therapeutics, Inc. (a)	50,544	311,856
Dianthus Therapeutics, Inc. (a)(b)	41,243	899,097
Disc Medicine, Inc. (a)	33,269	2,109,255
Dynavax Technologies Corp. (a)(b)	222,127	2,836,562
Dyne Therapeutics, Inc. (a)	139,245	3,280,612
Editas Medicine, Inc. (a)(b)	142,742	181,282
Elevation Oncology, Inc. (a)(b)	104,019	58,521
Entrada Therapeutics, Inc. (a)	42,607	736,675
Erasca, Inc. (a)	306,274	768,748
EyePoint Pharmaceuticals, Inc. (a)	112,619	839,012
Fate Therapeutics, Inc. (a)(b)	177,479	292,840
Fennec Pharmaceuticals, Inc. (a)(b)	38,082	240,678
Fibrobiologics, Inc. (a)(b)	50,740	101,480
Foghorn Therapeutics, Inc. (a)	43,578	205,688
Fulcrum Therapeutics, Inc. (a)	108,154	508,324
Generation Bio Co. (a)	94,573	100,247
Geron Corp. (a)	1,004,191	3,554,836
Greenwich Lifesciences, Inc. (a)(b)	11,902	133,659
Guardant Health, Inc. (a)	198,982	6,078,900
Gyre Therapeutics, Inc. (a)(b)	10,256	124,098
Halozyme Therapeutics, Inc. (a)(b)	210,344	10,056,547
Harvard Bioscience, Inc. (a)	75,231	158,737
Heron Therapeutics, Inc. (a)(b)	191,052	292,310
HilleVax, Inc. (a)	62,843	130,085
Humacyte, Inc. (a)(b)	150,775	761,414
Ideaya Biosciences, Inc. (a)	143,397	3,685,303
IGM Biosciences, Inc. (a)(b)	27,469	167,836
ImmunityBio, Inc. (a)(b)	249,781	639,439

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Immunome, Inc. (a)(b)	88,700	$ 941,994
Immunovant, Inc. (a)	97,871	2,424,265
Inhibrx Biosciences, Inc. (a)	20,875	321,475
Inmune Bio, Inc. (a)(b)	24,339	113,663
Inovio Pharmaceuticals, Inc. (a)(b)	50,636	92,664
Inozyme Pharma, Inc. (a)(b)	84,720	234,674
Insmed, Inc. (a)	290,711	20,070,687
Intellia Therapeutics, Inc. (a)	166,245	1,938,417
Invivyd, Inc. (a)	158,129	70,067
Iovance Biotherapeutics, Inc. (a)(b)	463,035	3,426,459
iTeos Therapeutics, Inc. (a)	45,379	348,511
Janux Therapeutics, Inc. (a)	47,278	2,531,264
Jasper Therapeutics, Inc. (a)	20,215	432,197
KalVista Pharmaceuticals, Inc. (a)(b)	57,467	486,745
Keros Therapeutics, Inc. (a)	50,844	804,861
Kiniksa Pharmaceuticals International PLC(a)	64,377	1,273,377
Kodiak Sciences, Inc. (a)	54,297	540,255
Korro Bio, Inc. (a)	10,341	393,682
Krystal Biotech, Inc. (a)(b)	41,825	6,552,305
Kura Oncology, Inc. (a)	125,122	1,089,813
Kymera Therapeutics, Inc. (a)(b)	79,167	3,184,888
Kyverna Therapeutics, Inc. (a)(b)	33,568	125,544
Larimar Therapeutics, Inc. (a)	70,068	271,163
LENZ Therapeutics, Inc. (b)	21,675	625,757
Lexeo Therapeutics, Inc. (a)	20,914	137,614
Lexicon Pharmaceuticals, Inc. (a)(b)	170,155	125,659
Ligand Pharmaceuticals, Inc. (a)(b)	29,371	3,147,103
Lineage Cell Therapeutics, Inc. (a)(b)	264,798	133,061
Lyell Immunopharma, Inc. (a)	300,790	192,506
MacroGenics, Inc. (a)	108,027	351,088
Madrigal Pharmaceuticals, Inc. (a)	30,312	9,353,374
MannKind Corp. (a)	457,562	2,942,124
MaxCyte, Inc. (a)(b)	178,783	743,737
MeiraGTx Holdings PLC (a)(b)	70,463	429,120
Mersana Therapeutics, Inc. (a)	204,228	292,046
Metagenomi, Inc. (a)(b)	12,713	45,894
MiMedx Group, Inc. (a)	199,778	1,921,864
Mineralys Therapeutics, Inc. (a)(b)	48,855	601,405
Mirum Pharmaceuticals, Inc. (a)	67,689	2,798,940
Monte Rosa Therapeutics, Inc. (a)(b)	71,171	493,927
Myriad Genetics, Inc. (a)	150,778	2,067,166
Nautilus Biotechnology, Inc. (a)	82,578	138,731
Neurogene, Inc. (a)	17,017	389,009
Nkarta, Inc. (a)(b)	88,805	221,124
Novavax, Inc. (a)(b)	259,911	2,089,684
Nurix Therapeutics, Inc. (a)	118,386	2,230,392
Nuvalent, Inc., Class A (a)(b)	59,210	4,634,959
Ocugen, Inc. (a)(b)	452,107	363,946
Olema Pharmaceuticals, Inc. (a)(b)	68,701	400,527
Omeros Corp. (a)(b)	96,518	953,598
OPKO Health, Inc. (a)(b)	562,040	826,199
ORIC Pharmaceuticals, Inc. (a)	106,241	857,365
Outlook Therapeutics, Inc. (a)(b)	13,087	24,734
Ovid therapeutics, Inc. (a)	108,595	101,395
Pacific Biosciences of California, Inc. (a)(b)	472,014	863,786
PepGen, Inc. (a)	30,973	117,388
Perspective Therapeutics, Inc. (a)(b)	93,889	299,506
Phathom Pharmaceuticals, Inc. (a)(b)	57,368	465,828
Poseida Therapeutics, Inc. (a)(b)	118,465	1,137,264
Praxis Precision Medicines, Inc. (a)	29,076	2,237,689
Precigen, Inc. (a)(b)	230,938	258,651
Prelude Therapeutics, Inc. (a)(b)	26,682	34,020
Prime Medicine, Inc. (a)(b)	97,433	284,504
Security	Shares	Value
Biotechnology (continued)
ProKidney Corp., Class A (a)(b)	125,703	$ 212,438
Protagonist Therapeutics, Inc. (a)	98,535	3,803,451
Prothena Corp. PLC (a)(b)	70,371	974,638
PTC Therapeutics, Inc. (a)	128,416	5,796,698
Pulse Biosciences, Inc. (a)(b)	31,315	545,194
Puma Biotechnology, Inc. (a)	67,080	204,594
Pyxis Oncology, Inc. (a)(b)	97,372	151,900
Q32 Bio, Inc. (a)(b)	10,957	37,692
Quantum-Si, Inc., Class A (a)(b)	160,466	433,258
RadNet, Inc. (a)	111,477	7,785,554
Rapport Therapeutics, Inc. (a)(b)	16,003	283,893
RAPT Therapeutics, Inc. (a)(b)	58,803	92,909
Recursion Pharmaceuticals, Inc., Class A (a)(b)	419,541	2,836,097
REGENXBIO, Inc. (a)	79,442	614,087
Regulus Therapeutics, Inc. (a)	125,916	198,947
Relay Therapeutics, Inc. (a)	209,651	863,762
Renovaro, Inc. (a)	199,242	166,467
Replimune Group, Inc. (a)	100,291	1,214,524
REVOLUTION Medicines, Inc. (a)	282,214	12,344,040
Rhythm Pharmaceuticals, Inc. (a)	92,313	5,167,682
Rigel Pharmaceuticals, Inc. (a)	30,035	505,189
Rocket Pharmaceuticals, Inc. (a)	113,540	1,427,198
Sage Therapeutics, Inc. (a)	91,506	496,878
Sana Biotechnology, Inc. (a)(b)	224,246	365,521
Savara, Inc. (a)	193,344	593,566
Scholar Rock Holding Corp. (a)	130,703	5,648,984
Septerna, Inc. (a)	32,007	732,960
Sera Prognostics, Inc., Class A (a)(b)	46,916	381,896
Shattuck Labs, Inc. (a)	77,991	94,369
Skye Bioscience, Inc. (a)	34,337	97,174
Soleno Therapeutics, Inc. (a)	43,064	1,935,727
Solid Biosciences, Inc. (a)	34,181	136,724
SpringWorks Therapeutics, Inc. (a)	115,912	4,187,901
Spyre Therapeutics, Inc. (a)(b)	57,819	1,346,026
Stoke Therapeutics, Inc. (a)(b)	61,368	676,889
Summit Therapeutics, Inc. (a)(b)	155,065	2,767,135
Sutro Biopharma, Inc. (a)	149,383	274,865
Tango Therapeutics, Inc. (a)	86,497	267,276
Taysha Gene Therapies, Inc. (a)(b)	297,219	514,189
Tenaya Therapeutics, Inc. (a)(b)	94,093	134,553
Tourmaline Bio, Inc. (a)(b)	39,833	807,813
Travere Therapeutics, Inc. (a)	127,140	2,214,779
TScan Therapeutics, Inc. (a)(b)	65,296	198,500
Twist Bioscience Corp. (a)(b)	98,280	4,567,072
Tyra Biosciences, Inc. (a)	34,306	476,853
Upstream Bio, Inc. (a)	30,007	493,315
UroGen Pharma Ltd. (a)	64,551	687,468
Vanda Pharmaceuticals, Inc. (a)	93,404	447,405
Vaxcyte, Inc. (a)	209,374	17,139,356
Vera Therapeutics, Inc., Class A (a)	74,769	3,161,981
Veracyte, Inc. (a)	129,569	5,130,932
Verastem, Inc. (a)	50,658	261,902
Vericel Corp. (a)	82,801	4,546,603
Verrica Pharmaceuticals, Inc. (a)	35,145	24,602
Verve Therapeutics, Inc. (a)	122,383	690,240
Vir Biotechnology, Inc. (a)	154,516	1,134,147
Viridian Therapeutics, Inc. (a)(b)	123,234	2,362,396
Werewolf Therapeutics, Inc. (a)(b)	60,786	89,963
X4 Pharmaceuticals, Inc. (a)	278,510	204,315
XBiotech, Inc. (a)	36,896	145,739
Xencor, Inc. (a)	113,542	2,609,195
XOMA Royalty Corp. (a)	14,283	375,357
Y-mAbs Therapeutics, Inc. (a)(b)	63,465	496,931
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Zenas Biopharma, Inc. (a)(b)	26,476	$ 216,838
Zentalis Pharmaceuticals, Inc. (a)	95,310	288,789
Zevra Therapeutics, Inc. (a)	91,121	759,949
Zura Bio Ltd., Class A (a)	41,448	103,620
Zymeworks, Inc. (a)(b)	91,960	1,346,294
		379,152,749
Building Materials — 0.7%
Aspen Aerogels, Inc. (a)	100,537	1,194,380
BlueLinx Holdings, Inc. (a)	13,785	1,408,276
Caesarstone Ltd. (a)	41,266	175,380
Gibraltar Industries, Inc. (a)	51,572	3,037,591
Griffon Corp.	63,402	4,518,661
Masterbrand, Inc. (a)	213,627	3,121,090
Patrick Industries, Inc.	54,640	4,539,491
Quanex Building Products Corp.	76,430	1,852,663
SmartRent, Inc., Class A (a)	326,978	572,211
Summit Materials, Inc., Class A (a)	204,188	10,331,913
		30,751,656
Building Products — 0.1%
Janus International Group, Inc. (a)	238,636	1,753,975
JELD-WEN Holding, Inc. (a)	142,434	1,166,534
Tecnoglass, Inc.	37,877	3,004,404
		5,924,913
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	104,547	10,619,884
Cable Television Services — 0.1%
AMC Networks, Inc., Class A (a)	53,969	534,293
Cable One, Inc.	9,513	3,444,848
Liberty Latin America Ltd., Class A (a)(b)	52,140	331,610
Liberty Latin America Ltd., Class C (a)(b)	223,687	1,418,176
WideOpenWest, Inc. (a)	80,553	399,543
		6,128,470
Capital Markets — 0.3%
BGC Group, Inc., Class A	614,298	5,565,540
Forge Global Holdings, Inc. (a)	186,350	173,473
P10, Inc., Class A	70,361	887,252
Patria Investments Ltd., Class A	94,911	1,103,815
Perella Weinberg Partners, Class A	87,219	2,079,301
Victory Capital Holdings, Inc., Class A	69,357	4,540,109
		14,349,490
Casinos & Gambling — 0.2%
Accel Entertainment, Inc., Class A (a)	89,157	952,197
Everi Holdings, Inc. (a)	136,381	1,842,507
Full House Resorts, Inc. (a)(b)	55,649	227,048
Inspired Entertainment, Inc. (a)	36,190	327,519
International Game Technology PLC	191,839	3,387,877
Monarch Casino & Resort, Inc.	21,552	1,700,453
		8,437,601
Cement — 0.0%
Concrete Pumping Holdings, Inc. (a)	38,751	258,082
Chemicals(a) — 0.0%
ASP Isotopes, Inc. (b)	79,017	357,947
Intrepid Potash, Inc.	17,741	388,883
		746,830
Chemicals: Diversified — 0.7%
AdvanSix, Inc.	44,088	1,256,067
American Vanguard Corp.	48,673	225,356
Codexis, Inc. (a)	122,301	583,376
Security	Shares	Value
Chemicals: Diversified (continued)
Core Molding Technologies, Inc. (a)	13,705	$ 226,681
CSW Industrials, Inc.	28,243	9,964,130
Innospec, Inc.	42,035	4,626,372
Koppers Holdings, Inc.	33,424	1,082,938
Lifecore Biomedical, Inc. (a)	36,236	269,233
LSB Industries, Inc. (a)	89,749	681,195
Northern Technologies International Corp.	15,691	211,672
Orion SA	96,448	1,522,914
Perimeter Solutions, Inc. (a)	225,649	2,883,794
PureCycle Technologies, Inc. (a)(b)	207,862	2,130,585
Quaker Chemical Corp.	23,317	3,282,101
Rayonier Advanced Materials, Inc. (a)	110,470	911,378
Stepan Co.	36,017	2,330,300
		32,188,092
Chemicals: Specialty — 1.4%
Arcadium Lithium PLC (a)(b)	1,827,249	9,373,787
Arq, Inc. (a)	42,351	320,597
Avient Corp.	152,302	6,223,060
Balchem Corp.	54,510	8,884,857
Cabot Corp.	90,404	8,254,789
Ecovyst, Inc. (a)	194,761	1,487,974
FutureFuel Corp.	49,446	261,569
Hawkins, Inc.	32,610	4,000,269
HB Fuller Co.	92,337	6,230,901
Ingevity Corp. (a)	61,410	2,502,458
Mativ Holdings, Inc.	93,148	1,015,313
Minerals Technologies, Inc.	53,468	4,074,796
Oil-Dri Corp. of America	8,193	718,035
Rogers Corp. (a)	31,672	3,218,192
Sensient Technologies Corp.	71,048	5,062,881
Tronox Holdings PLC	200,300	2,017,021
Valhi, Inc.	3,801	88,905
		63,735,404
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	18,528	3,707,823
Arch Resources, Inc., Class A	29,636	4,185,196
CONSOL Energy, Inc.	49,347	5,264,338
Hallador Energy Co. (a)	42,603	487,804
NACCO Industries, Inc., Class A	7,217	215,211
Peabody Energy Corp.	213,302	4,466,544
Ramaco Resources, Inc., Class A	43,491	446,218
Ramaco Resources, Inc., Class B	8,548	84,454
SunCoke Energy, Inc.	140,292	1,501,125
Warrior Met Coal, Inc.	87,422	4,741,769
		25,100,482
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc.	25,432	856,550
Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	15,419	3,036,772
Medallion Financial Corp.	31,815	298,743
PennyMac Financial Services, Inc., Class A	45,082	4,604,675
RE/MAX Holdings, Inc., Class A (a)	33,004	352,153
Velocity Financial, Inc. (a)	14,559	284,774
Walker & Dunlop, Inc.	54,190	5,267,810
		13,844,927
Commercial Services & Supplies — 0.4%
ACV Auctions, Inc., Class A (a)	249,507	5,389,351
Aris Water Solution, Inc., Class A	46,241	1,107,472
Aurora Innovation, Inc., Class A (a)(b)	1,618,808	10,198,490
Information Services Group, Inc.	63,549	212,254

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
LanzaTech Global, Inc. (a)(b)	188,492	$ 258,234
Moneylion, Inc., Class A (a)	14,665	1,261,337
National Research Corp., Class A	25,197	444,475
Perma-Fix Environmental Services, Inc. (a)(b)	25,082	277,658
Quest Resource Holding Corp. (a)	34,389	223,529
Spire Global, Inc., Class A (a)(b)	37,921	533,548
Virco Mfg. Corp.	20,824	213,446
		20,119,794
Commercial Services: Rental & Leasing — 1.4%
DNOW, Inc. (a)	177,828	2,313,542
FTAI Aviation Ltd.	171,277	24,670,739
GATX Corp. (b)	60,183	9,325,958
GMS, Inc. (a)	66,570	5,647,133
Greenbrier Cos., Inc.	51,735	3,155,318
H&E Equipment Services, Inc.	54,400	2,663,424
Herc Holdings, Inc.	47,459	8,985,412
McGrath RentCorp	41,150	4,601,393
Rush Enterprises, Inc., Class B	15,266	831,081
Willis Lease Finance Corp. (b)	4,920	1,021,146
		63,215,146
Commercial Vehicles & Parts — 0.5%
Blue Bird Corp. (a)	54,206	2,093,978
Commercial Vehicle Group, Inc. (a)	50,290	124,719
Hyliion Holdings Corp., Class A (a)	235,217	613,916
Miller Industries, Inc.	19,153	1,251,840
Modine Manufacturing Co. (a)	87,100	10,097,503
REV Group, Inc.	86,588	2,759,560
Rush Enterprises, Inc., Class A	102,587	5,620,742
Shyft Group, Inc.	58,298	684,418
Wabash National Corp.	72,466	1,241,343
		24,488,019
Communications Equipment — 0.0%
CommScope Holding Co., Inc. (a)	364,241	1,897,696
Communications Technology — 0.7%
908 Devices, Inc. (a)	49,797	109,553
ADTRAN Holdings, Inc. (a)	135,893	1,131,989
Anterix, Inc. (a)	17,086	524,028
Bandwidth, Inc., Class A (a)	42,637	725,682
Bel Fuse, Inc., Class B	17,839	1,471,182
Calix, Inc. (a)	100,140	3,491,882
Digi International, Inc. (a)	60,142	1,818,093
Extreme Networks, Inc. (a)	216,779	3,628,880
Harmonic, Inc. (a)	186,252	2,464,114
Infinera Corp. (a)(b)	341,304	2,242,367
InterDigital, Inc.	42,653	8,262,739
NETGEAR, Inc. (a)	47,009	1,310,141
Powerfleet, Inc. (a)	163,036	1,085,820
Ribbon Communications, Inc. (a)(b)	156,409	650,661
Viasat, Inc. (a)(b)	208,396	1,773,450
		30,690,581
Computer Services Software & Systems — 5.1%
A10 Networks, Inc.	119,531	2,199,370
ACI Worldwide, Inc. (a)	177,836	9,231,467
Adeia, Inc.	183,460	2,564,771
Alarm.com Holdings, Inc. (a)	79,836	4,854,029
Altair Engineering, Inc., Class A (a)	91,596	9,994,040
Appian Corp., Class A (a)	67,914	2,239,804
Asure Software, Inc. (a)(b)	43,442	408,789
BigCommerce Holdings, Inc., Series 1 (a)(b)	121,674	744,645
Security	Shares	Value
Computer Services Software & Systems (continued)
Blackbaud, Inc. (a)	68,351	$ 5,052,506
Blackline, Inc. (a)	97,318	5,913,042
Box, Inc., Class A (a)	237,466	7,503,926
Bumble, Inc., Class A (a)	165,781	1,349,457
Cantaloupe, Inc. (a)	99,921	950,249
Cargurus, Inc., Class A (a)	146,263	5,344,450
Cleanspark, Inc. (a)(b)	419,601	3,864,525
CommVault Systems, Inc. (a)	73,598	11,106,674
CSG Systems International, Inc.	49,910	2,550,900
Diebold Nixdorf, Inc. (a)	42,557	1,831,653
Digimarc Corp. (a)(b)	26,177	980,329
Digital Turbine, Inc. (a)	175,254	296,179
DigitalOcean Holdings, Inc. (a)	110,669	3,770,493
Domo, Inc., Class B (a)	56,989	403,482
E2open Parent Holdings, Inc., Class A (a)(b)	353,094	939,230
ePlus, Inc. (a)	44,369	3,277,982
Eventbrite, Inc., Class A (a)	134,894	453,244
EverQuote, Inc., Class A (a)	43,318	865,927
Everspin Technologies, Inc. (a)	31,883	203,732
Evolent Health, Inc., Class A (a)(b)	194,653	2,189,846
fuboTV, Inc. (a)	506,690	638,429
Getty Images Holdings, Inc. (a)(b)	167,994	362,867
Grid Dynamics Holdings, Inc., Class A (a)	96,314	2,142,023
Grindr, Inc. (a)(b)	41,952	748,424
Groupon, Inc. (a)(b)	39,956	485,465
LiveRamp Holdings, Inc. (a)	111,315	3,380,637
Logility Supply Chain Solutions, Inc., Class A	52,992	587,151
Magnite, Inc. (a)	212,142	3,377,301
MARA Holdings, Inc. (a)(b)	480,088	8,051,076
Mitek Systems, Inc. (a)(b)	75,850	844,210
NCR Atleos Corp. (a)	121,663	4,126,809
NCR Voyix Corp. (a)	245,328	3,395,339
NetScout Systems, Inc. (a)	116,658	2,526,812
Nextdoor Holdings, Inc. (a)	282,201	668,816
OneSpan, Inc. (a)	65,344	1,211,478
PagerDuty, Inc. (a)	150,991	2,757,096
PAR Technology Corp. (a)(b)	56,705	4,120,752
Progress Software Corp.	71,664	4,668,910
PROS Holdings, Inc. (a)	76,853	1,687,692
Q2 Holdings, Inc. (a)	99,220	9,986,493
Qualys, Inc. (a)	62,604	8,778,333
Rackspace Technology, Inc. (a)	112,741	249,158
Rapid7, Inc. (a)	104,378	4,199,127
Red Violet, Inc. (a)	18,756	678,967
Rimini Street, Inc. (a)(b)	99,505	265,678
Riot Platforms, Inc. (a)(b)	481,006	4,911,071
Sapiens International Corp. NV	53,115	1,427,200
Schrodinger, Inc./United States (a)(b)	93,650	1,806,508
Shutterstock, Inc.	41,018	1,244,896
Simulations Plus, Inc.	27,402	764,242
SoundThinking, Inc. (a)	16,244	212,147
SPS Commerce, Inc. (a)	63,557	11,693,852
System1, Inc., Class A (a)	71,276	64,027
Telos Corp. (a)	98,985	338,529
Tenable Holdings, Inc. (a)	198,829	7,829,886
Tucows, Inc., Class A (a)	12,899	221,089
Unisys Corp. (a)	113,622	719,227
Upwork, Inc. (a)	210,036	3,434,089
Varonis Systems, Inc. (a)	185,903	8,259,670
Verint Systems, Inc. (a)	103,031	2,828,201
Verra Mobility Corp., Class A (a)(b)	277,877	6,719,066
WNS Holdings Ltd. (a)(b)	72,428	3,432,363
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Computer Services Software & Systems (continued)
Workiva, Inc., Class A (a)	85,161	$ 9,325,129
Yelp, Inc. (a)	109,068	4,220,932
Yext, Inc. (a)	180,866	1,150,308
Zuora, Inc., Class A (a)	235,355	2,334,722
		233,960,938
Computer Technology — 0.5%
3D Systems Corp. (a)	212,721	697,725
Corsair Gaming, Inc. (a)(b)	74,705	493,800
Immersion Corp.	51,829	452,467
Impinj, Inc. (a)(b)	38,669	5,617,059
Insight Enterprises, Inc. (a)	45,911	6,983,063
PC Connection, Inc.	19,984	1,384,292
Synaptics, Inc. (a)	66,673	5,088,483
		20,716,889
Construction — 1.5%
Arcosa, Inc.	81,828	7,916,041
Bowman Consulting Group Ltd. (a)	22,407	559,054
Centuri Holdings, Inc. (a)	24,654	476,069
Construction Partners, Inc., Class A (a)(b)	72,393	6,403,885
Dycom Industries, Inc. (a)	47,895	8,336,604
Frontdoor, Inc. (a)	129,872	7,100,102
Granite Construction, Inc.	74,255	6,512,906
Great Lakes Dredge & Dock Corp. (a)	113,808	1,284,892
Knife River Corp. (a)	95,799	9,737,010
NV5 Global, Inc. (a)	96,163	1,811,711
Orion Group Holdings, Inc. (a)	54,831	401,911
Primoris Services Corp.	90,127	6,885,703
Smith-Midland Corp. (a)(b)	7,806	347,055
Southland Holdings, Inc. (a)(b)	20,079	65,257
Sterling Infrastructure, Inc. (a)	50,305	8,473,877
Tutor Perini Corp. (a)	72,770	1,761,034
		68,073,111
Consumer Electronics — 0.1%
Sonos, Inc. (a)	203,056	3,053,962
Consumer Finance — 0.2%
Consumer Portfolio Services, Inc. (a)	13,862	150,541
NerdWallet, Inc., Class A (a)	59,160	786,828
OppFi, Inc., Class A	30,166	231,072
Upstart Holdings, Inc. (a)(b)	132,917	8,183,700
		9,352,141
Consumer Lending — 0.4%
Encore Capital Group, Inc. (a)	39,476	1,885,768
Enova International, Inc. (a)	42,980	4,120,922
LendingTree, Inc. (a)	16,597	643,134
Marcus & Millichap, Inc.	40,499	1,549,492
Navient Corp.	130,710	1,737,136
Nelnet, Inc., Class A	23,974	2,560,663
PRA Group, Inc. (a)	66,877	1,397,060
PROG Holdings, Inc.	68,780	2,906,643
Regional Management Corp.	14,018	476,332
World Acceptance Corp. (a)	5,846	657,324
		17,934,474
Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc. (a)	111,020	1,923,977
FirstCash Holdings, Inc.	64,939	6,727,680
OPENLANE, Inc. (a)	181,062	3,592,270
		12,243,927
Security	Shares	Value
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA	247,933	$ 746,278
Greif, Inc., Class A	42,035	2,569,179
Greif, Inc., Class B	8,075	547,889
Myers Industries, Inc.	63,373	699,638
O-I Glass, Inc. (a)	261,201	2,831,419
Pactiv Evergreen, Inc.	69,846	1,220,210
Ranpak Holdings Corp. (a)	75,481	519,309
UFP Technologies, Inc. (a)	12,246	2,994,269
		12,128,191
Cosmetics — 0.1%
Interparfums, Inc.	30,732	4,041,565
Diversified Consumer Services — 0.0%
Nerdy, Inc., Class A (a)(b)	115,425	186,988
Diversified Financial Services — 0.8%
Cannae Holdings, Inc.	94,921	1,885,131
Compass Diversified Holdings	112,366	2,593,407
European Wax Center, Inc., Class A (a)	56,084	374,080
Jackson Financial, Inc., Class A	126,799	11,041,657
MBIA, Inc.	79,285	512,181
Moelis & Co., Class A	113,721	8,401,708
Piper Sandler Cos.	29,275	8,781,036
SWK Holdings Corp. (a)	4,902	77,746
Tiptree, Inc.	43,461	906,597
		34,573,543
Diversified Manufacturing Operations — 0.6%
Barnes Group, Inc.	78,309	3,700,883
Custom Truck One Source, Inc. (a)(b)	80,758	388,446
Enerpac Tool Group Corp., Class A	91,690	3,767,542
Enviri Corp. (a)	136,764	1,053,083
Federal Signal Corp.	101,404	9,368,716
Luxfer Holdings PLC	47,035	615,688
OSI Systems, Inc. (a)(b)	26,752	4,479,087
Standex International Corp.	19,615	3,667,809
TriMas Corp.	68,207	1,677,210
		28,718,464
Diversified Materials & Processing — 0.3%
Belden, Inc.	68,358	7,697,795
Insteel Industries, Inc.	32,295	872,288
NL Industries, Inc.	14,377	111,709
Tredegar Corp. (a)	43,465	333,811
Uranium Energy Corp. (a)(b)	672,639	4,499,955
		13,515,558
Diversified Media — 0.0%
EW Scripps Co., Class A (a)	95,712	211,524
Diversified Retail — 0.2%
Beyond, Inc. (a)	73,731	363,494
Global Industrial Co.	23,359	579,070
PriceSmart, Inc.	42,283	3,897,224
Revolve Group, Inc. (a)(b)	64,687	2,166,368
Savers Value Village, Inc. (a)(b)	39,036	400,119
Stitch Fix, Inc., Class A (a)	161,739	697,095
Winmark Corp.	4,922	1,934,690
		10,038,060
Diversified Telecommunication Services(a) — 0.5%
AST SpaceMobile, Inc., Class A (b)	225,881	4,766,089
BlackSky Technology, Inc., Class A	24,069	259,705
EchoStar Corp., Class A	205,266	4,700,591

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Globalstar, Inc. (b)	1,230,047	$ 2,546,197
Lumen Technologies, Inc.	1,706,719	9,062,678
		21,335,260
Drug & Grocery Store Chains — 0.6%
Ingles Markets, Inc., Class A	24,307	1,566,343
Sprouts Farmers Market, Inc. (a)	169,869	21,585,254
Village Super Market, Inc., Class A	14,220	453,476
Weis Markets, Inc.	27,733	1,878,078
		25,483,151
Education Services — 0.8%
Adtalem Global Education, Inc. (a)	63,213	5,742,901
American Public Education, Inc. (a)	26,038	561,640
Chegg, Inc. (a)	172,951	278,451
Coursera, Inc. (a)	231,976	1,971,796
Franklin Covey Co. (a)	19,361	727,586
Graham Holdings Co., Class B	5,381	4,691,801
HealthStream, Inc.	42,060	1,337,508
KinderCare Learning Cos., Inc. (a)	48,010	854,578
Laureate Education, Inc., Class A (a)	219,650	4,017,398
Lincoln Educational Services Corp. (a)	45,055	712,770
Perdoceo Education Corp.	110,476	2,924,300
Strategic Education, Inc.	37,437	3,497,365
Stride, Inc. (a)	71,797	7,461,862
Udemy, Inc. (a)	153,495	1,263,264
Universal Technical Institute, Inc. (a)	66,398	1,707,093
		37,750,313
Electrical Equipment — 0.3%
Amprius Technologies, Inc. (a)(b)	9,428	26,398
ChargePoint Holdings, Inc., Class A (a)(b)	656,866	702,847
Energy Vault Holdings, Inc. (a)	175,717	400,635
Enovix Corp. (a)(b)	264,627	2,876,496
Fluence Energy, Inc., Class A (a)(b)	105,055	1,668,273
Freyr Battery, Inc. (a)(b)	184,516	476,051
LSI Industries, Inc.	48,283	937,656
Net Power, Inc., Class A (a)	38,138	403,881
NuScale Power Corp., Class A (a)(b)	136,657	2,450,260
SES AI Corp. (a)(b)	219,590	480,902
Shoals Technologies Group, Inc., Class A (a)	282,834	1,564,072
SolarMax Technology, Inc. (a)(b)	11,106	17,992
		12,005,463
Electronic Components — 0.6%
Aeva Technologies, Inc. (a)(b)	37,169	176,553
American Superconductor Corp. (a)	58,500	1,440,855
Array Technologies, Inc. (a)(b)	255,991	1,546,186
Methode Electronics, Inc.	59,814	705,207
MicroVision, Inc. (a)(b)	356,737	467,325
Novanta, Inc. (a)	60,496	9,241,974
NVE Corp.	8,411	684,908
Sanmina Corp. (a)	90,575	6,853,810
ScanSource, Inc. (a)	40,240	1,909,388
Stem, Inc. (a)(b)	240,134	144,801
TTM Technologies, Inc. (a)	170,238	4,213,390
		27,384,397
Electronic Entertainment(a) — 0.0%
PlayAGS, Inc.	65,364	753,647
Turtle Beach Corp.	27,865	482,343
		1,235,990
Electronic Equipment, Instruments & Components — 0.3%
Bel Fuse, Inc., Class A	2,956	266,276
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Climb Global Solutions, Inc.	7,253	$ 919,318
Daktronics, Inc. (a)(b)	63,377	1,068,536
Evolv Technologies Holdings, Inc., Class A (a)(b)	221,817	876,177
Lightwave Logic, Inc. (a)(b)	203,621	427,604
Mirion Technologies, Inc., Class A (a)	344,856	6,017,737
Ouster, Inc., Class A (a)	73,980	904,036
Richardson Electronics Ltd.	20,035	281,091
Xperi, Inc. (a)	77,607	797,024
		11,557,799
Electronics(a) — 0.5%
Agilysys, Inc.	37,997	5,004,585
Integer Holdings Corp. (b)	56,223	7,450,672
NEXTracker, Inc., Class A	243,193	8,883,840
nLight, Inc. (b)	77,726	815,346
		22,154,443
Energy Equipment(a)(b) — 0.3%
Bloom Energy Corp., Class A	338,911	7,527,213
Expro Group Holdings NV	159,544	1,989,514
FuelCell Energy, Inc.	30,737	277,862
Sunrun, Inc.	368,579	3,409,356
TPI Composites, Inc.	92,868	175,521
		13,379,466
Energy Equipment & Services — 0.4%
Atlas Energy Solutions, Inc. (b)	114,550	2,540,719
Borr Drilling Ltd.	409,073	1,595,385
Core Laboratories, Inc. (b)	81,026	1,402,560
Drilling Tools International Corp. (a)(b)	18,747	61,303
Forum Energy Technologies, Inc. (a)	19,935	308,793
Geospace Technologies Corp. (a)(b)	20,530	205,710
Innovex International, Inc. (a)	58,508	817,357
Kodiak Gas Services, Inc.	54,895	2,241,363
Mammoth Energy Services, Inc. (a)(b)	45,251	135,753
Ranger Energy Services, Inc., Class A	25,809	399,523
SEACOR Marine Holdings, Inc. (a)	45,687	299,707
Seadrill Ltd. (a)	117,030	4,555,978
Valaris Ltd. (a)(b)	103,951	4,598,792
Verde Clean Fuels, Inc., Class A (a)	6,336	25,756
		19,188,699
Engineering & Contracting Services — 0.8%
Argan, Inc.	21,383	2,930,326
Exponent, Inc.	85,231	7,594,082
Fluor Corp. (a)	287,916	14,200,017
IES Holdings, Inc. (a)	13,873	2,787,918
Limbach Holdings, Inc. (a)	17,102	1,462,905
Mistras Group, Inc. (a)(b)	34,384	311,519
MYR Group, Inc. (a)	26,985	4,014,559
VSE Corp.	29,685	2,823,044
Willdan Group, Inc. (a)	21,721	827,353
		36,951,723
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A (a)	584,118	2,324,790
Atlanta Braves Holdings, Inc., Class A (a)	17,660	720,528
Atlanta Braves Holdings, Inc., Class C (a)(b)	84,585	3,236,222
Cinemark Holdings, Inc. (a)	186,100	5,765,378
Golden Entertainment, Inc.	33,296	1,052,154
Golden Matrix Group, Inc. (a)(b)	39,654	78,515
IMAX Corp. (a)	72,164	1,847,398
Lions Gate Entertainment Corp., Class A (a)(b)	102,790	877,827
Lions Gate Entertainment Corp., Class B (a)	214,800	1,621,740
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Madison Square Garden Entertainment Corp. (a)	67,499	$ 2,402,964
Playstudios, Inc., Class A (a)	158,927	295,604
Reservoir Media, Inc. (a)	32,658	295,555
		20,518,675
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	106,613	5,456,453
BrightView Holdings, Inc. (a)	97,520	1,559,345
Brink’s Co.	74,776	6,936,970
Healthcare Services Group, Inc. (a)	126,997	1,475,070
IBEX Holdings Ltd. (a)	14,430	310,101
Montrose Environmental Group, Inc. (a)	54,862	1,017,690
UniFirst Corp.	25,388	4,343,633
		21,099,262
Financial Data & Systems — 0.3%
Atlanticus Holdings Corp. (a)	9,254	516,188
Cass Information Systems, Inc.	23,367	955,944
Donnelley Financial Solutions, Inc. (a)	43,521	2,730,072
EVERTEC, Inc.	108,740	3,754,792
Green Dot Corp., Class A (a)	71,709	762,984
I3 Verticals, Inc., Class A (a)(b)	38,597	889,275
International Money Express, Inc. (a)	54,712	1,139,651
LendingClub Corp. (a)	185,823	3,008,474
Priority Technology Holdings, Inc. (a)	32,259	379,043
Repay Holdings Corp., Class A (a)	146,231	1,115,743
Value Line, Inc.	1,578	83,319
		15,335,485
Financial Services — 0.3%
Acacia Research Corp. (a)	63,257	274,535
Burford Capital Ltd.	337,860	4,307,715
Enact Holdings, Inc.	48,606	1,573,862
Ispire Technology, Inc. (a)	30,845	155,150
Karat Packaging, Inc.	11,366	343,935
NewtekOne, Inc.	39,397	503,100
Onity Group, Inc. (a)	10,557	324,206
Pagseguro Digital Ltd., Class A (a)	317,974	1,990,517
Paysign, Inc. (a)	61,000	184,220
Turning Point Brands, Inc.	28,815	1,731,782
Universal Corp.	40,532	2,222,775
		13,611,797
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	15,769	626,345
Food Products — 0.1%
Beyond Meat, Inc. (a)(b)	100,296	377,113
Forafric Global PLC (a)	9,653	98,943
Hain Celestial Group, Inc. (a)	154,776	951,873
Lifeway Foods, Inc. (a)	7,054	174,939
Mama’s Creations, Inc. (a)	53,617	426,791
SunOpta, Inc. (a)	158,304	1,218,941
Westrock Coffee Co. (a)(b)	60,970	391,427
WK Kellogg Co.	110,624	1,990,126
		5,630,153
Foods — 0.7%
B&G Foods, Inc.	133,269	918,223
Chefs’ Warehouse, Inc. (a)(b)	59,012	2,910,472
HF Foods Group, Inc. (a)(b)	80,529	258,498
J & J Snack Foods Corp.	25,725	3,990,719
John B Sanfilippo & Son, Inc.	15,473	1,347,853
Lancaster Colony Corp.	32,991	5,712,062
Medifast, Inc. (a)	17,787	313,407
Security	Shares	Value
Foods (continued)
Mission Produce, Inc. (a)(b)	74,996	$ 1,077,692
Seneca Foods Corp., Class A (a)	7,876	624,252
Simply Good Foods Co. (a)	153,909	5,999,373
SpartanNash Co.	58,216	1,066,517
TreeHouse Foods, Inc. (a)	79,574	2,795,435
United Natural Foods, Inc. (a)	99,077	2,705,793
Utz Brands, Inc., Class A	112,221	1,757,381
Vita Coco Co., Inc. (a)	66,187	2,442,962
		33,920,639
Forest Products — 0.4%
Boise Cascade Co.	65,690	7,807,914
UFP Industries, Inc.	102,042	11,495,031
		19,302,945
Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	74,339	1,679,318
Ennis, Inc.	43,358	914,420
Quad/Graphics, Inc., Class A	55,685	388,125
		2,981,863
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	24,442	962,282
Funeral Parlors & Cemeteries — 0.1%
Carriage Services, Inc.	23,569	939,225
Hillenbrand, Inc.	118,416	3,644,844
Matthews International Corp., Class A	51,275	1,419,292
		6,003,361
Gas Pipeline — 0.1%
Kinetik Holdings, Inc., Class A	64,510	3,658,362
NextDecade Corp. (a)	199,515	1,538,261
		5,196,623
Gold — 0.1%
Caledonia Mining Corp. PLC	30,086	283,109
Coeur Mining, Inc. (a)(b)	666,190	3,810,607
Novagold Resources, Inc. (a)	420,871	1,401,500
		5,495,216
Health Care Equipment & Services — 0.1%
Embecta Corp.	97,745	2,018,434
Figs, Inc., Class A (a)	224,212	1,387,873
		3,406,307
Health Care Equipment & Supplies — 0.4%
Adaptive Biotechnologies Corp. (a)	199,858	1,198,149
Fractyl Health, Inc. (a)(b)	14,964	30,826
ICU Medical, Inc. (a)	36,151	5,609,551
Inogen, Inc. (a)	41,210	377,896
Integra LifeSciences Holdings Corp. (a)	114,061	2,586,903
Nano-X Imaging Ltd. (a)(b)	91,766	660,715
OmniAb, Inc. (a)(b)	161,213	570,694
OmniAb, Inc., 12.50 Earnout Shares (a)(c)	9,003	—
OmniAb, Inc., 15.00 Earnout Shares (a)(c)	9,003	—
Paragon 28, Inc. (a)(b)	79,454	820,760
PROCEPT BioRobotics Corp. (a)	75,127	6,049,226
Strawberry Fields REIT, Inc.	11,547	121,705
Zimvie, Inc. (a)	46,395	647,210
		18,673,635
Health Care Facilities — 0.7%
Astrana Health, Inc. (a)	72,663	2,291,064
Brookdale Senior Living, Inc. (a)(b)	321,325	1,616,265
CVRx, Inc. (a)(b)	23,044	291,968
Ensign Group, Inc.	93,588	12,434,102

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Facilities (continued)
Joint Corp. (a)	21,564	$ 229,225
LifeStance Health Group, Inc. (a)	237,912	1,753,411
National HealthCare Corp.	21,059	2,265,106
Pliant Therapeutics, Inc. (a)	98,325	1,294,940
RxSight, Inc. (a)(b)	61,929	2,129,119
Select Medical Holdings Corp.	182,540	3,440,879
Sight Sciences, Inc. (a)(b)	57,279	208,496
U.S. Physical Therapy, Inc.	25,227	2,237,887
		30,192,462
Health Care Management Services(a) — 0.3%
Enhabit, Inc.	85,284	666,068
Hims & Hers Health, Inc., Class A	319,988	7,737,310
Option Care Health, Inc.	289,302	6,711,806
Quipt Home Medical Corp.	75,739	231,004
		15,346,188
Health Care Providers & Services(a) — 0.1%
agilon health, Inc.	532,331	1,011,429
DocGo, Inc. (b)	175,488	744,069
GeneDx Holdings Corp., Class A	21,615	1,661,329
PACS Group, Inc.	64,648	847,535
Sonida Senior Living, Inc.	6,812	157,221
Talkspace, Inc.	212,133	655,491
		5,077,074
Health Care Services — 1.5%
Accolade, Inc. (a)(b)	120,150	410,913
Addus HomeCare Corp. (a)	29,379	3,682,658
AirSculpt Technologies, Inc. (a)(b)	19,556	101,496
Alignment Healthcare, Inc. (a)	168,511	1,895,749
AMN Healthcare Services, Inc. (a)	63,523	1,519,470
Ardent Health Partners, Inc. (a)(b)	20,542	350,857
Aveanna Healthcare Holdings, Inc. (a)	90,186	412,150
BrightSpring Health Services, Inc. (a)(b)	90,249	1,536,940
Concentra Group Holdings Parent, Inc.	185,610	3,671,366
CorVel Corp. (a)	44,857	4,990,790
Cross Country Healthcare, Inc. (a)	53,912	979,042
Definitive Healthcare Corp., Class A (a)	94,282	387,499
Health Catalyst, Inc. (a)	100,811	712,734
HealthEquity, Inc. (a)	144,685	13,882,526
Inari Medical, Inc. (a)	89,231	4,555,243
LifeMD, Inc. (a)	60,923	301,569
ModivCare, Inc. (a)(b)	19,143	226,653
NeoGenomics, Inc. (a)	214,995	3,543,118
Omnicell, Inc. (a)	76,945	3,425,591
OptimizeRx Corp. (a)	35,027	170,231
Pediatrix Medical Group, Inc. (a)	145,573	1,909,918
Pennant Group, Inc. (a)	49,287	1,307,091
Performant Healthcare, Inc. (a)	113,124	341,634
Phibro Animal Health Corp., Class A	35,241	740,061
Phreesia, Inc. (a)(b)	93,307	2,347,604
Privia Health Group, Inc. (a)(b)	172,017	3,362,932
Progyny, Inc. (a)	133,742	2,307,050
Surgery Partners, Inc. (a)(b)	129,494	2,741,388
Teladoc Health, Inc. (a)	293,745	2,670,142
Viemed Healthcare, Inc. (a)	59,015	473,300
Waystar Holding Corp. (a)	72,779	2,670,989
		67,628,704
Health Care: Miscellaneous — 0.0%
Absci Corp. (a)(b)	130,877	342,898
Security	Shares	Value
Home Building — 1.3%
Beazer Homes USA, Inc. (a)	49,240	$ 1,352,130
Century Communities, Inc.	47,122	3,456,870
Dream Finders Homes, Inc., Class A (a)(b)	48,261	1,123,034
Forestar Group, Inc. (a)	32,824	850,798
Green Brick Partners, Inc. (a)	52,462	2,963,578
Hovnanian Enterprises, Inc., Class A (a)	8,582	1,148,443
Installed Building Products, Inc.	40,409	7,081,677
KB Home	109,637	7,205,344
Landsea Homes Corp. (a)	32,378	274,889
Legacy Housing Corp. (a)(b)	18,705	461,639
LGI Homes, Inc. (a)(b)	35,213	3,148,042
M/I Homes, Inc. (a)	44,917	5,971,715
Meritage Homes Corp.	60,574	9,317,493
Taylor Morrison Home Corp., Class A (a)	172,537	10,560,990
Tile Shop Holdings, Inc. (a)	48,468	335,883
Tri Pointe Homes, Inc. (a)	155,456	5,636,835
United Homes Group, Inc., Class A (a)	12,199	51,602
		60,940,962
Hotel/Motel — 0.2%
Bally’s Corp. (a)(b)	41,321	739,233
First Watch Restaurant Group, Inc. (a)(b)	51,958	966,938
Krispy Kreme, Inc.	147,631	1,465,976
Marcus Corp.	38,905	836,458
Red Rock Resorts, Inc., Class A	82,943	3,835,284
Xponential Fitness, Inc., Class A (a)(b)	40,656	546,823
		8,390,712
Hotels, Restaurants & Leisure — 0.3%
Despegar.com Corp. (a)(b)	103,678	1,995,802
Empire Resorts, Inc. (a)(c)	5,132	—
Global Business Travel Group I, Class A (a)	211,611	1,963,750
Sabre Corp. (a)	649,087	2,369,168
Six Flags Entertainment Corp.	156,476	7,540,578
Super Group SGHC Ltd.	251,119	1,564,471
Vacasa, Inc., Class A (a)	18,692	91,591
		15,525,360
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	15,381	258,862
iRobot Corp. (a)	47,628	369,117
Traeger, Inc. (a)	61,250	146,388
		774,367
Household Durables — 0.0%
Cricut, Inc., Class A	78,746	448,852
Waldencast PLC, Class A (a)(b)	40,480	162,730
		611,582
Household Equipment & Products — 0.5%
Central Garden & Pet Co. (a)(b)	16,509	640,549
Central Garden & Pet Co., Class A (a)	87,973	2,907,508
Energizer Holdings, Inc.	121,241	4,230,098
Helen of Troy Ltd. (a)	38,419	2,298,609
LiveOne, Inc. (a)(b)	135,674	199,441
Novocure Ltd. (a)	179,564	5,351,007
Zurn Elkay Water Solutions Corp.	242,890	9,059,797
		24,687,009
Household Furnishings — 0.2%
American Woodmark Corp. (a)	26,284	2,090,367
Apogee Enterprises, Inc.	36,871	2,632,958
Ethan Allen Interiors, Inc.	39,424	1,108,209
Flexsteel Industries, Inc.	8,355	454,011
Hooker Furnishings Corp.	19,238	269,524
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Furnishings (continued)
La-Z-Boy, Inc.	71,341	$ 3,108,327
Lifetime Brands, Inc.	24,800	146,568
Lovesac Co. (a)	24,496	579,575
Purple Innovation, Inc. (a)	130,797	102,022
Sleep Number Corp. (a)	37,416	570,220
		11,061,781
Independent Power Producers & Energy Traders(a) — 0.0%
Altus Power, Inc., Class A	126,848	516,271
Montauk Renewables, Inc.	108,509	431,866
		948,137
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	44,792	1,086,654
Insurance — 0.5%
F&G Annuities & Life, Inc.	31,514	1,305,940
Fidelis Insurance Holdings Ltd.	86,611	1,570,258
GoHealth, Inc., Class A (a)	6,637	88,869
Hamilton Insurance Group Ltd., Class B (a)	68,309	1,299,920
Kingsway Financial Services, Inc. (a)(b)	20,660	172,924
Lemonade, Inc. (a)(b)	87,818	3,221,164
Marqeta, Inc., Class A (a)	804,510	3,049,093
Mercury General Corp.	45,150	3,001,572
Oscar Health, Inc., Class A (a)(b)	335,513	4,509,295
Skyward Specialty Insurance Group, Inc. (a)	62,629	3,165,270
		21,384,305
Insurance: Life — 0.2%
CNO Financial Group, Inc.	177,593	6,608,235
Selectquote, Inc. (a)	228,989	851,839
Trupanion, Inc. (a)	55,569	2,678,426
		10,138,500
Insurance: Multi-Line — 0.5%
Baldwin Insurance Group, Inc., Class A (a)	112,388	4,356,159
Crawford & Co., Class A	28,033	324,061
Goosehead Insurance, Inc., Class A (a)	37,903	4,063,960
Horace Mann Educators Corp.	71,163	2,791,725
James River Group Holdings Ltd.	51,453	250,576
Maiden Holdings Ltd. (a)	178,052	300,908
Mr. Cooper Group, Inc. (a)	106,395	10,214,984
SiriusPoint Ltd. (a)	158,534	2,598,372
		24,900,745
Insurance: Property-Casualty — 1.5%
American Coastal Insurance Corp. (a)	40,475	544,794
AMERISAFE, Inc.	31,989	1,648,713
Bowhead Specialty Holdings, Inc. (a)	20,055	712,354
Donegal Group, Inc., Class A	27,352	423,135
Employers Holdings, Inc.	41,650	2,133,729
Enstar Group Ltd. (a)	21,357	6,878,022
Essent Group Ltd.	175,965	9,579,535
Genworth Financial, Inc., Class A (a)	726,958	5,081,436
Greenlight Capital Re Ltd., Class A (a)	47,585	666,190
HCI Group, Inc.	13,895	1,619,184
Heritage Insurance Holdings, Inc. (a)	37,224	450,410
Investors Title Co.	2,443	578,405
NI Holdings, Inc. (a)	13,658	214,431
NMI Holdings, Inc., Class A (a)	132,295	4,863,164
Palomar Holdings, Inc. (a)	42,239	4,460,016
ProAssurance Corp. (a)	87,890	1,398,330
Radian Group, Inc.	255,530	8,105,412
Safety Insurance Group, Inc.	24,755	2,039,812
Selective Insurance Group, Inc.	102,572	9,592,533
Security	Shares	Value
Insurance: Property-Casualty (continued)
Stewart Information Services Corp.	46,267	$ 3,122,560
United Fire Group, Inc.	36,201	1,029,918
Universal Insurance Holdings, Inc.	39,080	823,025
		65,965,108
Internet & Catalog Retail(a) — 0.0%
BARK, Inc. (b)	214,991	395,584
RumbleON, Inc., Class B (b)	25,884	140,550
ThredUp, Inc., Class A	130,651	181,605
Vivid Seats, Inc., Class A (b)	130,153	602,608
		1,320,347
Internet Software & Services(a) — 0.3%
1stdibs.com, Inc.	50,712	179,520
eGain Corp.	30,296	188,744
Flywire Corp.	203,625	4,198,748
MediaAlpha, Inc., Class A	49,518	559,058
Remitly Global, Inc.	251,712	5,681,140
TrueCar, Inc.	144,542	539,142
Xometry, Inc., Class A	71,538	3,051,811
		14,398,163
IT Services — 0.5%
Backblaze, Inc., Class A (a)	65,819	396,230
BigBear.ai Holdings, Inc. (a)(b)	178,774	795,544
Bread Financial Holdings, Inc.	45,593	2,783,909
Core Scientific, Inc. (a)(b)	300,725	4,225,186
Fastly, Inc., Class A (a)	222,337	2,098,861
Payoneer Global, Inc. (a)	491,130	4,930,945
Paysafe Ltd. (a)	55,590	950,589
SolarWinds Corp.	93,910	1,338,218
StoneCo Ltd., Class A (a)(b)	482,673	3,846,904
		21,366,386
Leisure Time — 0.7%
Acushnet Holdings Corp.	47,719	3,391,867
AMMO, Inc. (a)(b)	168,298	185,128
Clarus Corp.	50,875	229,446
Escalade, Inc.	17,369	248,029
Hilton Grand Vacations, Inc. (a)	120,548	4,695,345
Johnson Outdoors, Inc., Class A	8,590	283,470
Latham Group, Inc. (a)	67,712	471,276
Life Time Group Holdings, Inc. (a)	102,769	2,273,250
Lindblad Expeditions Holdings, Inc. (a)	59,468	705,290
OneSpaWorld Holdings Ltd.	169,406	3,371,179
Peloton Interactive, Inc., Class A (a)	590,172	5,134,496
Portillo’s, Inc., Class A (a)(b)	93,201	876,089
RCI Hospitality Holdings, Inc.	14,458	830,901
Revelyst, Inc. (a)	107,529	2,067,783
Smith & Wesson Brands, Inc.	78,599	794,243
Sphere Entertainment Co., Class A (a)	45,827	1,847,745
Sturm Ruger & Co., Inc.	28,338	1,002,315
Topgolf Callaway Brands Corp. (a)(b)	238,867	1,877,495
United Parks & Resorts, Inc. (a)	55,094	3,095,732
		33,381,079
Life Sciences Tools & Services(a) — 0.1%
Conduit Pharmaceuticals, Inc.	45,951	3,152
Maravai LifeSciences Holdings, Inc., Class A	190,588	1,038,705
WaVe Life Sciences Ltd.	155,269	1,920,677
		2,962,534

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Luxury Items — 0.1%
Movado Group, Inc.	26,701	$ 525,476
Signet Jewelers Ltd.	71,284	5,753,331
		6,278,807
Machinery(a) — 0.1%
Hillman Solutions Corp.	331,379	3,227,632
Taylor Devices, Inc.	4,747	197,570
		3,425,202
Machinery: Agricultural — 0.4%
Alamo Group, Inc.	17,273	3,211,223
Integral Ad Science Holding Corp. (a)(b)	124,697	1,301,837
Lindsay Corp.	18,260	2,160,340
SPX Technologies, Inc. (a)	75,915	11,047,151
Titan International, Inc. (a)	88,981	604,181
Titan Machinery, Inc. (a)	34,923	493,462
		18,818,194
Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	39,347	1,322,059
Douglas Dynamics, Inc.	39,116	924,311
Manitowoc Co., Inc. (a)	59,527	543,482
Terex Corp.	112,361	5,193,325
		7,983,177
Machinery: Industrial — 1.5%
Applied Industrial Technologies, Inc.	64,853	15,530,348
Chart Industries, Inc. (a)	72,479	13,831,892
Columbus McKinnon Corp./New York	47,817	1,780,705
DXP Enterprises, Inc. (a)	20,987	1,733,946
Enpro, Inc.	35,406	6,105,765
EVI Industries, Inc.	9,494	155,227
Gencor Industries, Inc. (a)	18,815	332,085
Graham Corp. (a)	17,620	783,561
Hyster-Yale, Inc., Class A	19,768	1,006,784
John Bean Technologies Corp. (b)	79,190	10,065,049
Kadant, Inc. (b)	19,767	6,819,417
Kennametal, Inc.	131,287	3,153,514
Mayville Engineering Co., Inc. (a)	22,995	361,481
Proto Labs, Inc. (a)	42,540	1,662,889
Tennant Co.	31,965	2,606,107
Twin Disc, Inc.	22,256	261,508
		66,190,278
Machinery: Specialty — 0.1%
Albany International Corp., Class A	52,627	4,208,581
Manufactured Housing(a) — 0.3%
Cavco Industries, Inc.	13,963	6,230,709
Champion Homes, Inc.	90,466	7,970,055
		14,200,764
Marine — 0.5%
Ardmore Shipping Corp.	71,339	866,769
Costamare, Inc.	74,100	952,185
DHT Holdings, Inc.	227,600	2,114,404
Dorian LPG Ltd.	60,840	1,482,671
Genco Shipping & Trading Ltd.	72,788	1,014,665
Golden Ocean Group Ltd.	204,852	1,835,474
Himalaya Shipping Ltd.	49,893	242,480
International Seaways, Inc.	69,710	2,505,377
Nordic American Tankers Ltd.	351,745	879,362
Pangaea Logistics Solutions Ltd.	52,877	283,421
Safe Bulkers, Inc.	98,648	352,173
Scorpio Tankers, Inc.	75,149	3,734,154
Security	Shares	Value
Marine (continued)
SFL Corp. Ltd.	205,495	$ 2,100,159
Teekay Corp. Ltd.	91,181	631,884
Teekay Tankers Ltd., Class A	40,239	1,601,110
		20,596,288
Media — 0.1%
Gambling.com Group Ltd. (a)	30,527	429,820
Innovid Corp. (a)	180,131	556,605
Outbrain, Inc. (a)	64,524	463,282
PubMatic, Inc., Class A (a)	72,158	1,060,001
Sinclair, Inc., Class A	55,244	891,638
Townsquare Media, Inc., Class A	21,275	193,390
Vimeo, Inc. (a)	244,950	1,567,680
Webtoon Entertainment, Inc. (a)	25,570	347,241
ZipRecruiter, Inc., Class A (a)	123,871	896,826
		6,406,483
Medical & Dental Instruments & Supplies — 1.3%
Akoya Biosciences, Inc. (a)(b)	38,057	87,151
Alphatec Holdings, Inc. (a)(b)	177,144	1,626,182
AngioDynamics, Inc. (a)	64,543	591,214
Anika Therapeutics, Inc. (a)	22,850	376,111
Artivion, Inc. (a)(b)	66,929	1,913,500
AtriCure, Inc. (a)	79,817	2,439,208
Avanos Medical, Inc. (a)	78,344	1,247,236
Axogen, Inc. (a)	73,170	1,205,842
BioLife Solutions, Inc. (a)	60,485	1,570,191
Ceribell, Inc. (a)	21,215	549,044
Cerus Corp. (a)(b)	305,358	470,251
Community Health Systems, Inc. (a)(b)	216,621	647,697
CONMED Corp.	52,021	3,560,317
InfuSystem Holdings, Inc. (a)	32,347	273,332
Inmode Ltd. (a)	121,295	2,025,626
LeMaitre Vascular, Inc.	34,200	3,151,188
LivaNova PLC (a)	91,969	4,259,084
Merit Medical Systems, Inc. (a)	96,494	9,332,900
Neogen Corp. (a)	367,886	4,466,136
Ocular Therapeutix, Inc. (a)(b)	262,371	2,240,648
OraSure Technologies, Inc. (a)	124,041	447,788
Orchestra BioMed Holdings, Inc. (a)	46,325	185,300
Organogenesis Holdings, Inc., Class A (a)	116,345	372,304
Orthofix Medical, Inc. (a)	58,165	1,015,561
OrthoPediatrics Corp. (a)	28,227	654,302
Owens & Minor, Inc. (a)	126,649	1,655,302
Patterson Cos., Inc.	132,836	4,099,319
Pulmonx Corp. (a)	62,661	425,468
Sanara Medtech, Inc. (a)	7,363	244,452
Semler Scientific, Inc. (a)(b)	8,003	432,162
STAAR Surgical Co. (a)	83,424	2,026,369
Surmodics, Inc. (a)	23,785	941,886
TransMedics Group, Inc. (a)(b)	55,387	3,453,379
Treace Medical Concepts, Inc. (a)	83,872	624,008
Utah Medical Products, Inc.	5,785	355,604
		58,966,062
Medical Equipment — 1.1%
Accuray, Inc. (a)	173,647	343,821
AdaptHealth Corp. (a)(b)	170,894	1,626,911
CareDx, Inc. (a)	85,093	1,821,841
Cytek Biosciences, Inc. (a)	209,439	1,359,259
Glaukos Corp. (a)(b)	82,512	12,371,849
Haemonetics Corp. (a)(b)	84,623	6,607,364
iRadimed Corp.	13,891	764,005
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Medical Equipment (continued)
iRhythm Technologies, Inc. (a)	52,713	$ 4,753,131
Lantheus Holdings, Inc. (a)(b)	116,111	10,387,290
Nevro Corp. (a)	60,601	225,436
Quanterix Corp. (a)	62,000	659,060
SI-BONE, Inc. (a)(b)	70,238	984,737
Standard BioTools, Inc. (a)	509,005	890,759
Stereotaxis, Inc. (a)	89,447	203,939
Tactile Systems Technology, Inc. (a)	39,374	674,477
Tandem Diabetes Care, Inc. (a)	110,519	3,980,894
Varex Imaging Corp. (a)	66,910	976,217
Zynex, Inc. (a)(b)	24,506	196,293
		48,827,283
Medical Services(a) — 0.0%
Fulgent Genetics, Inc.	34,731	641,482
Innovage Holding Corp.	40,236	158,127
NeuroPace, Inc.	22,342	250,007
		1,049,616
Metal Fabricating — 0.6%
CompX International, Inc.	2,464	64,434
Distribution Solutions Group, Inc. (a)	17,355	597,012
DMC Global, Inc. (a)	30,896	227,086
Eastern Co.	10,372	275,273
GrafTech International Ltd. (a)	446,697	772,786
L B Foster Co., Class A (a)(b)	16,188	435,457
MRC Global, Inc. (a)	141,835	1,812,651
Mueller Industries, Inc.	188,434	14,954,122
Mueller Water Products, Inc., Class A	261,989	5,894,752
NN, Inc. (a)	78,481	256,633
Worthington Enterprises, Inc.	53,063	2,128,357
		27,418,563
Metals & Minerals: Diversified — 0.4%
Compass Minerals International, Inc.	59,599	670,489
Constellium SE, Class A (a)	218,368	2,242,639
Energy Fuels, Inc./Canada (a)(b)	321,026	1,646,863
Hecla Mining Co.	990,552	4,863,610
Materion Corp.	34,718	3,432,916
Perpetua Resources Corp. (a)	66,452	709,043
Ring Energy, Inc. (a)(b)	260,708	354,563
U.S. Lime & Minerals, Inc.	17,748	2,355,870
		16,275,993
Metals & Mining — 0.1%
Contango ORE, Inc. (a)(b)	14,653	146,823
Critical Metals Corp. (a)(b)	14,575	98,964
i-80 Gold Corp. (a)	516,981	250,736
Lifezone Holdings Ltd. (a)(b)	65,111	452,521
MAC Copper Ltd., Class A (a)(b)	92,951	987,140
SSR Mining, Inc.	342,183	2,381,594
		4,317,778
Mining(a) — 0.0%
Dakota Gold Corp.	122,012	268,427
Piedmont Lithium, Inc. (b)	31,291	273,483
		541,910
Office Supplies & Equipment — 0.4%
ACCO Brands Corp.	161,313	846,893
Eastman Kodak Co. (a)	103,343	678,964
HNI Corp.	80,062	4,032,723
MillerKnoll, Inc.	117,621	2,657,058
Security	Shares	Value
Office Supplies & Equipment (continued)
Pitney Bowes, Inc.	201,004	$ 1,455,269
Steelcase, Inc., Class A	155,888	1,842,596
Transocean Ltd. (a)(b)	1,229,769	4,611,634
		16,125,137
Oil & Gas Producers — 0.2%
Crescent Energy Co., Class A	274,048	4,003,841
HighPeak Energy, Inc. (b)	25,444	374,027
Kosmos Energy Ltd. (a)	788,869	2,697,932
		7,075,800
Oil Well Equipment & Services — 1.1%
Bristow Group, Inc. (a)	42,401	1,454,354
Cactus, Inc., Class A	112,258	6,551,377
ChampionX Corp.	321,692	8,746,805
Helix Energy Solutions Group, Inc. (a)	242,961	2,264,397
Helmerich & Payne, Inc.	162,995	5,219,100
Liberty Energy, Inc., Class A	266,959	5,309,815
Matrix Service Co. (a)	44,635	534,281
Nabors Industries Ltd. (a)	15,767	901,399
Natural Gas Services Group, Inc. (a)	17,649	472,993
NPK International, Inc. (a)	142,970	1,096,580
Oceaneering International, Inc. (a)	170,438	4,445,023
Oil States International, Inc. (a)	100,460	508,328
Patterson-UTI Energy, Inc.	656,156	5,419,849
ProPetro Holding Corp. (a)	146,450	1,366,378
RPC, Inc.	145,111	861,959
Select Water Solutions, Inc., Class A	153,849	2,036,961
Solaris Energy Infrastructure, Inc., Class A	43,381	1,248,505
TETRA Technologies, Inc. (a)	216,640	775,571
		49,213,675
Oil, Gas & Consumable Fuels — 0.7%
Archrock, Inc.	281,397	7,003,971
Diversified Energy Co. PLC	81,099	1,362,463
Empire Petroleum Corp. (a)(b)	31,400	238,640
Encore Energy Corp. (a)	313,309	1,068,384
Excelerate Energy, Inc., Class A	29,540	893,585
FLEX LNG Ltd. (a)	52,691	1,208,732
Granite Ridge Resources, Inc.	88,964	574,707
Gulfport Energy Corp. (a)	21,846	4,024,033
Noble Corp. PLC	232,817	7,310,454
Plug Power, Inc. (a)(b)	1,284,808	2,736,641
ProFrac Holding Corp., Class A (a)(b)	40,980	318,005
Sable Offshore Corp. (a)	85,084	1,948,424
VAALCO Energy, Inc.	179,754	785,525
Vitesse Energy, Inc.	43,151	1,078,775
		30,552,339
Oil: Crude Producers — 1.4%
Amplify Energy Corp. (a)(b)	66,525	399,150
Berry Corp.	128,575	531,015
BKV Corp. (a)	24,788	589,459
California Resources Corp.	116,321	6,035,897
CNX Resources Corp. (a)	246,065	9,023,203
Comstock Resources, Inc.	155,793	2,838,548
CVR Energy, Inc.	58,955	1,104,817
Evolution Petroleum Corp.	50,265	262,886
Magnolia Oil & Gas Corp., Class A	292,026	6,827,568
Murphy Oil Corp.	241,879	7,319,258
Northern Oil & Gas, Inc.	167,264	6,215,530
ONE Gas, Inc.	94,981	6,577,434

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil: Crude Producers (continued)
PrimeEnergy Resources Corp. (a)	1,201	$ 263,728
Riley Exploration Permian, Inc.	19,422	619,950
SandRidge Energy, Inc.	55,022	644,308
SM Energy Co.	192,930	7,477,967
Talos Energy, Inc. (a)	244,427	2,373,386
Ur-Energy, Inc. (a)	548,306	630,552
Vital Energy, Inc. (a)	49,350	1,525,902
W&T Offshore, Inc.	177,258	294,248
		61,554,806
Oil: Refining & Marketing — 0.2%
Clean Energy Fuels Corp. (a)(b)	294,569	739,368
Delek U.S. Holdings, Inc.	106,789	1,975,597
Par Pacific Holdings, Inc. (a)	91,693	1,502,848
PBF Energy, Inc., Class A	169,202	4,492,313
		8,710,126
Paints & Coatings — 0.0%
Kronos Worldwide, Inc.	38,686	377,188
Paper — 0.0%
Clearwater Paper Corp. (a)	28,007	833,768
Paper & Forest Products — 0.1%
Sylvamo Corp.	58,652	4,634,681
Personal Care — 0.2%
Beauty Health Co., Class A (a)(b)	119,848	190,558
Edgewell Personal Care Co.	81,919	2,752,478
Honest Co., Inc. (a)	140,487	973,575
Nu Skin Enterprises, Inc., Class A	84,488	582,122
Olaplex Holdings, Inc. (a)	226,582	391,987
Veru, Inc. (a)	263,380	171,329
WD-40 Co.	22,969	5,574,117
		10,636,166
Personal Products(a) — 0.1%
Herbalife Ltd.	172,439	1,153,617
Nature’s Sunshine Products, Inc.	21,567	316,172
USANA Health Sciences, Inc.	19,674	706,100
		2,175,889
Pharmaceuticals — 1.8%
ACADIA Pharmaceuticals, Inc. (a)	201,778	3,702,626
Alkermes PLC (a)(b)	271,528	7,809,145
Alto Neuroscience, Inc. (a)	41,924	177,339
Amneal Pharmaceuticals, Inc., Class A (a)	268,307	2,124,991
Amphastar Pharmaceuticals, Inc. (a)	64,868	2,408,549
Aquestive Therapeutics, Inc. (a)	127,289	453,149
Arrowhead Pharmaceuticals, Inc. (a)(b)	201,294	3,784,327
Atea Pharmaceuticals, Inc. (a)	132,612	444,250
Avadel Pharmaceuticals PLC (a)	155,166	1,630,795
Axsome Therapeutics, Inc. (a)(b)	62,081	5,252,673
Biote Corp., Class A (a)	45,951	283,977
Cassava Sciences, Inc. (a)(b)	74,900	176,764
ChromaDex Corp. (a)(b)	83,484	442,883
Contineum Therapeutics, Inc., Class A (a)	11,016	161,384
Corcept Therapeutics, Inc. (a)	136,338	6,870,072
CorMedix, Inc. (a)(b)	94,783	767,742
Edgewise Therapeutics, Inc. (a)	122,398	3,268,027
Enanta Pharmaceuticals, Inc. (a)	37,640	216,430
Enliven Therapeutics, Inc. (a)(b)	60,740	1,366,650
Esperion Therapeutics, Inc. (a)(b)	326,059	717,330
Evolus, Inc. (a)(b)	95,370	1,052,885
Galectin Therapeutics, Inc. (a)(b)	40,602	52,377
Security	Shares	Value
Pharmaceuticals (continued)
Guardian Pharmacy Services, Inc. (a)	14,829	$ 300,436
Harmony Biosciences Holdings, Inc. (a)	64,265	2,211,359
Harrow, Inc. (a)(b)	51,350	1,722,792
Innoviva, Inc. (a)	92,900	1,611,815
Ironwood Pharmaceuticals, Inc., Class A (a)	244,129	1,081,491
Liquidia Corp. (a)	99,467	1,169,732
MBX Biosciences, Inc. (a)(b)	19,383	357,229
MediWound Ltd. (a)(b)	13,106	233,287
Mind Medicine MindMed, Inc. (a)	124,230	864,641
Nektar Therapeutics (a)	306,817	285,340
Neumora Therapeutics, Inc. (a)(b)	141,134	1,496,020
Nuvation Bio, Inc., Class A (a)(b)	305,311	812,127
Pacira BioSciences, Inc. (a)	76,762	1,446,196
Prestige Consumer Healthcare, Inc. (a)	83,527	6,522,623
Revance Therapeutics, Inc. (a)	178,807	543,573
Scilex Holding Co., (Acquired 01/06/23, Cost: $1,040,392) (a)(d)	99,274	41,966
scPharmaceuticals, Inc. (a)(b)	46,516	164,667
SIGA Technologies, Inc.	78,634	472,590
Supernus Pharmaceuticals, Inc. (a)	84,672	3,061,740
Syndax Pharmaceuticals, Inc. (a)	138,229	1,827,387
Tarsus Pharmaceuticals, Inc. (a)	62,025	3,434,324
Terns Pharmaceuticals, Inc. (a)	98,302	544,593
TG Therapeutics, Inc. (a)(b)	235,408	7,085,781
Theravance Biopharma, Inc. (a)	61,620	579,844
Third Harmonic Bio, Inc. (a)	33,837	348,183
Trevi Therapeutics, Inc. (a)	98,949	407,670
Ventyx Biosciences, Inc. (a)(b)	102,341	224,127
Voyager Therapeutics, Inc. (a)	76,599	434,316
Xeris Biopharma Holdings, Inc. (a)	241,971	820,282
		83,270,496
Photography — 0.0%
GoPro, Inc., Class A (a)	222,822	242,876
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (b)	63,109	7,297,294
Powell Industries, Inc.	15,759	3,492,982
Vicor Corp. (a)	38,416	1,856,261
		12,646,537
Printing & Copying Services(a) — 0.3%
Casella Waste Systems, Inc., Class A (b)	105,292	11,140,946
Cimpress PLC	28,798	2,065,393
		13,206,339
Producer Durables: Miscellaneous — 0.1%
First Advantage Corp. (a)	100,937	1,890,550
Park-Ohio Holdings Corp.	15,750	413,753
Solo Brands, Inc., Class A (a)(b)	38,288	43,648
		2,347,951
Production Technology Equipment(a) — 0.1%
Ichor Holdings Ltd.	55,589	1,791,077
Photronics, Inc.	103,923	2,448,426
		4,239,503
Professional Services — 0.2%
Alight, Inc., Class A (b)	707,621	4,896,737
DLH Holdings Corp. (a)	16,911	135,795
FiscalNote Holdings, Inc., Class A (a)(b)	107,542	115,070
Innodata, Inc. (a)	45,607	1,802,389
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Legalzoom.com, Inc. (a)	216,095	$ 1,622,874
Planet Labs PBC, Class A (a)	335,025	1,353,501
		9,926,366
Publishing — 0.1%
Daily Journal Corp. (a)(b)	2,397	1,361,472
Gannett Co., Inc. (a)	244,929	1,239,341
John Wiley & Sons, Inc., Class A	67,290	2,941,246
Scholastic Corp.	40,070	854,693
		6,396,752
Radio & TV Broadcasters — 0.1%
Entravision Communications Corp., Class A	112,738	264,934
Gray Television, Inc.	146,229	460,621
iHeartMedia, Inc., Class A (a)	170,960	338,501
TEGNA, Inc.	279,157	5,105,782
		6,169,838
Railroad Equipment — 0.1%
Trinity Industries, Inc.	137,812	4,837,201
Real Estate — 0.4%
Anywhere Real Estate, Inc. (a)	169,358	558,881
Cushman & Wakefield PLC (a)	254,184	3,324,727
eXp World Holdings, Inc. (b)	137,539	1,583,074
Kennedy-Wilson Holdings, Inc.	191,700	1,915,083
Newmark Group, Inc., Class A	222,018	2,844,051
Opendoor Technologies, Inc. (a)(b)	1,069,280	1,710,848
Redfin Corp. (a)(b)	202,358	1,592,557
RMR Group, Inc., Class A	26,262	542,048
St. Joe Co.	60,801	2,731,789
Stratus Properties, Inc. (a)	9,162	190,203
		16,993,261
Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust	197,576	4,773,436
Advanced Flower Capital, Inc.	32,145	267,768
AG Mortgage Investment Trust, Inc.	49,618	329,960
Alexander & Baldwin, Inc.	122,734	2,177,301
Alexander’s, Inc.	3,702	740,622
Alpine Income Property Trust, Inc.	20,234	339,729
American Assets Trust, Inc.	80,804	2,121,913
American Healthcare REIT, Inc.	256,387	7,286,519
Angel Oak Mortgage REIT, Inc.	23,255	215,806
Apartment Investment and Management Co., Class A (a)	234,551	2,132,069
Apollo Commercial Real Estate Finance, Inc.	233,635	2,023,279
Apple Hospitality REIT, Inc.	384,408	5,900,663
Arbor Realty Trust, Inc. (b)	285,682	3,956,696
Ares Commercial Real Estate Corp., Class C	91,669	539,930
Armada Hoffler Properties, Inc.	114,503	1,171,366
ARMOUR Residential REIT, Inc.	84,637	1,596,254
Blackstone Mortgage Trust, Inc., Class A	292,775	5,097,213
Braemar Hotels & Resorts, Inc.	117,414	352,242
Brandywine Realty Trust	284,210	1,591,576
BRC, Inc. (a)	87,662	277,889
BrightSpire Capital, Inc., Class A	222,905	1,257,184
Broadstone Net Lease, Inc.	318,080	5,044,749
BRT Apartments Corp.	19,244	346,969
CareTrust REIT, Inc.	313,107	8,469,544
CBL & Associates Properties, Inc.	36,865	1,084,200
Centerspace	26,369	1,744,309
Chatham Lodging Trust	83,106	743,799
Chicago Atlantic Real Estate Finance, Inc.	28,538	440,056
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp.	135,784	$ 1,900,976
City Office REIT, Inc.	67,799	374,250
Claros Mortgage Trust, Inc.	148,958	673,290
Clipper Realty, Inc.	23,277	106,609
Community Healthcare Trust, Inc.	46,905	901,045
COPT Defense Properties	189,839	5,875,517
CoreCivic, Inc. (a)	183,729	3,994,268
CTO Realty Growth, Inc.	37,911	747,226
Curbline Properties Corp.	160,165	3,719,031
DiamondRock Hospitality Co.	348,858	3,150,188
Diversified Healthcare Trust	376,904	866,879
Douglas Emmett, Inc.	214,030	3,972,397
Dynex Capital, Inc.	127,390	1,611,483
Easterly Government Properties, Inc.	163,444	1,856,724
Ellington Financial, Inc.	142,512	1,727,245
Elme Communities	148,398	2,266,037
Empire State Realty Trust, Inc., Class A	231,318	2,387,202
Essential Properties Realty Trust, Inc.	295,841	9,253,906
Farmland Partners, Inc.	75,919	892,807
Four Corners Property Trust, Inc.	158,321	4,296,832
Franklin BSP Realty Trust, Inc.	138,096	1,731,724
Franklin Street Properties Corp.	166,258	304,252
FrontView REIT, Inc.	24,858	450,676
GEO Group, Inc. (a)	214,417	5,999,388
Getty Realty Corp.	85,373	2,572,288
Gladstone Commercial Corp.	69,168	1,123,288
Gladstone Land Corp.	57,841	627,575
Global Medical REIT, Inc.	104,842	809,380
Global Net Lease, Inc.	338,570	2,471,561
Granite Point Mortgage Trust, Inc.	93,272	260,229
HA Sustainable Infrastructure Capital, Inc.	194,029	5,205,798
Hudson Pacific Properties, Inc.	236,019	715,138
Independence Realty Trust, Inc.	381,077	7,560,568
Industrial Logistics Properties Trust	115,263	420,710
Innovative Industrial Properties, Inc.	47,520	3,166,733
InvenTrust Properties Corp.	130,703	3,938,081
Invesco Mortgage Capital, Inc.	84,436	679,710
JBG SMITH Properties	137,526	2,113,775
Kite Realty Group Trust	366,156	9,241,777
KKR Real Estate Finance Trust, Inc.	101,441	1,024,554
Ladder Capital Corp., Class A	191,413	2,141,911
LTC Properties, Inc.	74,118	2,560,777
LXP Industrial Trust	490,111	3,979,701
Macerich Co.	399,207	7,952,203
MFA Financial, Inc.	172,282	1,755,554
National Health Investors, Inc.	70,576	4,890,917
NET Lease Office Properties (b)	25,627	799,819
NETSTREIT Corp.	130,932	1,852,688
New York Mortgage Trust, Inc.	156,594	948,960
NexPoint Diversified Real Estate Trust	61,088	372,637
Nexpoint Real Estate Finance, Inc.	14,959	234,707
NexPoint Residential Trust, Inc.	37,723	1,574,935
One Liberty Properties, Inc.	27,392	746,158
Orchid Island Capital, Inc.	123,533	961,087
Orion Office REIT, Inc.	95,366	353,808
Outfront Media, Inc.	255,067	4,524,889
Paramount Group, Inc.	309,005	1,526,485
Peakstone Realty Trust, Class E	63,012	697,543
Pebblebrook Hotel Trust	201,361	2,728,442
PennyMac Mortgage Investment Trust	146,333	1,842,332
Phillips Edison & Co., Inc.	207,042	7,755,793
Piedmont Office Realty Trust, Inc., Class A	207,891	1,902,203

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Plymouth Industrial REIT, Inc.	69,203	$ 1,231,813
Postal Realty Trust, Inc., Class A	35,803	467,229
PotlatchDeltic Corp.	133,946	5,257,380
Ready Capital Corp.	272,424	1,857,932
Redwood Trust, Inc.	227,210	1,483,681
Retail Opportunity Investments Corp.	209,003	3,628,292
RLJ Lodging Trust	256,991	2,623,878
Ryman Hospitality Properties, Inc.	98,896	10,318,809
Sabra Health Care REIT, Inc.	399,351	6,916,759
Safehold, Inc.	86,904	1,605,986
Saul Centers, Inc.	18,144	703,987
Service Properties Trust	278,091	706,351
Seven Hills Realty Trust	21,564	282,057
SITE Centers Corp.	81,956	1,253,107
SL Green Realty Corp.	118,861	8,073,039
Star Holdings (a)	20,438	198,862
Summit Hotel Properties, Inc.	181,106	1,240,576
Sunrise Realty Trust, Inc.	10,715	150,867
Sunstone Hotel Investors, Inc.	342,976	4,060,836
Tanger, Inc.	179,529	6,127,325
Terreno Realty Corp.	161,078	9,526,153
TPG RE Finance Trust, Inc.	102,315	869,678
Two Harbors Investment Corp.	175,089	2,071,303
UMH Properties, Inc.	121,906	2,301,585
Uniti Group, Inc.	412,730	2,270,015
Universal Health Realty Income Trust	22,184	825,467
Urban Edge Properties	211,180	4,540,370
Veris Residential, Inc.	132,378	2,201,446
Whitestone REIT	84,341	1,195,112
Xenia Hotels & Resorts, Inc.	171,920	2,554,731
		301,662,333
Real Estate Management & Development(a) — 0.1%
American Realty Investors, Inc.	2,920	42,866
Compass, Inc., Class A	614,777	3,596,445
Maui Land & Pineapple Co., Inc.	13,250	291,235
Offerpad Solutions, Inc., Class A	20,822	59,343
Real Brokerage, Inc.	166,126	764,179
Transcontinental Realty Investors, Inc.	2,068	61,647
		4,815,715
Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A	94,626	1,994,716
LCI Industries	41,825	4,324,287
Malibu Boats, Inc., Class A (a)(b)	32,974	1,239,493
Marine Products Corp.	15,070	138,192
MasterCraft Boat Holdings, Inc. (a)	27,610	526,523
Winnebago Industries, Inc.	47,697	2,278,962
		10,502,173
Rental & Leasing Services: Consumer — 0.1%
Upbound Group, Inc.	90,471	2,639,039
Restaurants — 0.9%
Biglari Holdings, Inc., Class B (a)	1,173	298,282
BJ’s Restaurants, Inc. (a)	32,666	1,147,720
Bloomin’ Brands, Inc.	129,942	1,586,592
Brinker International, Inc. (a)(b)	74,315	9,831,131
Cheesecake Factory, Inc.	81,409	3,862,043
Cracker Barrel Old Country Store, Inc.	37,305	1,971,942
Dave & Buster’s Entertainment, Inc. (a)	54,239	1,583,236
Denny’s Corp. (a)	87,571	529,805
Dine Brands Global, Inc.	26,275	790,877
El Pollo Loco Holdings, Inc. (a)	44,154	509,537
Security	Shares	Value
Restaurants (continued)
Jack in the Box, Inc.	32,404	$ 1,349,303
Kura Sushi USA, Inc., Class A (a)(b)	10,220	925,728
Nathan’s Famous, Inc.	5,070	398,553
ONE Group Hospitality, Inc. (a)(b)	38,498	111,644
Papa John’s International, Inc.	56,075	2,303,000
Potbelly Corp. (a)	44,581	419,953
Rush Street Interactive, Inc., Class A (a)	127,876	1,754,459
Shake Shack, Inc., Class A (a)	64,119	8,322,646
Sweetgreen, Inc., Class A (a)(b)	168,897	5,414,838
		43,111,289
Scientific Instruments: Control & Filter — 0.7%
Arlo Technologies, Inc. (a)	164,219	1,837,611
ESCO Technologies, Inc.	43,649	5,814,483
Gorman-Rupp Co.	36,168	1,371,490
Helios Technologies, Inc.	56,065	2,502,742
Napco Security Technologies, Inc.	59,366	2,111,055
Resideo Technologies, Inc. (a)(b)	246,276	5,676,662
Thermon Group Holdings, Inc. (a)(b)	55,960	1,609,969
Watts Water Technologies, Inc., Class A	46,190	9,390,427
		30,314,439
Scientific Instruments: Electrical — 0.5%
Allient, Inc.	24,324	590,587
Atkore, Inc.	60,408	5,041,048
AZZ, Inc.	49,507	4,055,613
EnerSys	67,462	6,235,513
Franklin Electric Co., Inc.	76,388	7,444,011
Preformed Line Products Co.	4,045	516,910
Ultralife Corp. (a)	20,061	149,454
		24,033,136
Scientific Instruments: Gauges & Meters — 0.5%
Badger Meter, Inc.	49,561	10,512,879
FARO Technologies, Inc. (a)(b)	33,347	845,680
Itron, Inc. (a)	76,174	8,270,973
Mesa Laboratories, Inc.	8,893	1,172,720
Transcat, Inc. (a)	15,150	1,601,961
Vishay Precision Group, Inc. (a)	20,034	470,198
		22,874,411
Scientific Instruments: Pollution Control — 0.0%
CECO Environmental Corp. (a)(b)	50,477	1,525,920
Securities Brokerage & Services — 0.1%
StoneX Group, Inc. (a)	46,657	4,570,986
Semiconductors & Components — 1.5%
Alpha & Omega Semiconductor Ltd. (a)	40,633	1,504,640
CEVA, Inc. (a)	40,234	1,269,383
Diodes, Inc. (a)	76,914	4,743,286
FormFactor, Inc. (a)	130,548	5,744,112
Kulicke & Soffa Industries, Inc.	89,494	4,175,790
MaxLinear, Inc. (a)	134,593	2,662,250
Penguin Solutions, Inc. (a)	87,512	1,679,355
Power Integrations, Inc.	95,437	5,888,463
Rambus, Inc. (a)	180,170	9,523,786
Semtech Corp. (a)	122,507	7,577,058
Silicon Laboratories, Inc. (a)(b)	54,047	6,713,718
SiTime Corp. (a)	31,347	6,724,872
SkyWater Technology, Inc. (a)(b)	45,921	633,710
Ultra Clean Holdings, Inc. (a)	74,623	2,682,697
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Components (continued)
Veeco Instruments, Inc. (a)	93,724	$ 2,511,803
Vishay Intertechnology, Inc.	212,993	3,608,101
		67,643,024
Semiconductors & Semiconductor Equipment(a) — 0.8%
ACM Research, Inc., Class A	87,906	1,327,381
Aehr Test Systems (b)	47,573	791,139
Ambarella, Inc.	63,887	4,647,140
Axcelis Technologies, Inc.	54,934	3,838,239
Cohu, Inc. (b)	78,050	2,083,935
Credo Technology Group Holding Ltd.	236,220	15,876,346
GCT Semiconductor Holding, Inc. (b)	15,097	35,176
indie Semiconductor, Inc., Class A (b)	283,046	1,146,336
Navitas Semiconductor Corp. (b)	212,399	758,265
QuickLogic Corp.	22,884	258,589
Rigetti Computing, Inc. (b)	265,781	4,055,818
		34,818,364
Shipping — 0.3%
A-Mark Precious Metals, Inc.	30,220	828,028
Golar LNG Ltd.	166,874	7,062,108
Tidewater, Inc. (a)	82,245	4,499,624
		12,389,760
Software — 2.4%
Airship AI Holdings, Inc. (a)(b)	13,703	85,781
Alkami Technology, Inc. (a)	90,214	3,309,050
Amplitude, Inc., Class A (a)	131,813	1,390,627
Arteris, Inc. (a)	48,714	496,396
Asana, Inc., Class A (a)(b)	137,009	2,777,172
AudioEye, Inc. (a)	11,936	181,547
AvePoint, Inc., Class A (a)(b)	218,988	3,615,492
AvidXchange Holdings, Inc. (a)	293,047	3,030,106
Bit Digital, Inc. (a)(b)	206,798	605,918
Blend Labs, Inc., Class A (a)	398,413	1,677,319
Braze, Inc., Class A (a)	111,167	4,655,674
C3.ai, Inc., Class A (a)	186,541	6,422,607
Cerence, Inc. (a)(b)	69,629	546,588
Cipher Mining, Inc. (a)	339,572	1,575,614
Clear Secure, Inc., Class A	148,028	3,943,466
Clearwater Analytics Holdings, Inc., Class A (a)	301,527	8,298,023
Consensus Cloud Solutions, Inc. (a)	30,815	735,246
Couchbase, Inc. (a)(b)	67,129	1,046,541
CS Disco, Inc. (a)	49,561	247,309
Dave, Inc., Class A (a)	13,489	1,172,464
D-Wave Quantum, Inc. (a)(b)	156,102	1,311,257
Enfusion, Inc., Class A (a)(b)	84,481	870,154
EverCommerce, Inc. (a)(b)	34,988	385,218
Freshworks, Inc., Class A (a)	348,660	5,637,832
GigaCloud Technology, Inc., Class A (a)(b)	40,510	750,245
Hut 8 Corp. (a)	136,591	2,798,750
Ibotta, Inc., Class A (a)(b)	26,237	1,707,504
Intapp, Inc. (a)	89,924	5,763,229
Jamf Holding Corp. (a)	138,110	1,940,445
Kaltura, Inc. (a)	168,980	371,756
Life360, Inc. (a)	17,647	728,292
MarketWise, Inc., Class A	63,484	36,027
Matterport, Inc., Class A (a)	447,592	2,121,586
Meridianlink, Inc. (a)	46,541	961,072
N-able, Inc. (a)	123,286	1,151,491
NextNav, Inc. (a)(b)	129,455	2,014,320
Olo, Inc., Class A (a)	180,772	1,388,329
ON24, Inc. (a)	47,387	306,120
Security	Shares	Value
Software (continued)
Pagaya Technologies Ltd., Class A (a)(b)	60,712	$ 564,014
PDF Solutions, Inc. (a)	52,075	1,410,191
Porch Group, Inc. (a)	130,633	642,714
Prairie Operating Co. (a)(b)	8,351	57,789
ReposiTrak, Inc. (b)	21,001	464,752
Roadzen, Inc. (a)(b)	30,161	65,751
SEMrush Holdings, Inc., Class A (a)	62,596	743,640
Sezzle, Inc. (a)	4,014	1,026,781
SoundHound AI, Inc., Class A (a)(b)	520,128	10,319,339
Sprinklr, Inc., Class A (a)(b)	196,704	1,662,149
Sprout Social, Inc., Class A (a)	85,238	2,617,659
Terawulf, Inc. (a)(b)	451,183	2,553,696
Vertex, Inc., Class A (a)	91,508	4,881,952
Viant Technology, Inc., Class A (a)	25,737	488,746
Weave Communications, Inc. (a)	66,819	1,063,758
WM Technology, Inc., Class A (a)	135,262	186,662
Zeta Global Holdings Corp., Class A (a)	301,365	5,421,556
		110,227,716
Specialty Retail — 2.1%
1-800-Flowers.com, Inc., Class A (a)	43,700	357,029
Abercrombie & Fitch Co., Class A (a)	84,809	12,676,401
Academy Sports & Outdoors, Inc.	116,150	6,682,110
Alta Equipment Group, Inc., Class A	46,878	306,582
American Eagle Outfitters, Inc.	299,561	4,993,682
America’s Car-Mart, Inc. (a)	9,897	507,221
Arhaus, Inc., Class A	88,409	831,045
Arko Corp., Class A	138,905	915,384
Asbury Automotive Group, Inc. (a)	33,169	8,061,062
Blink Charging Co. (a)(b)	159,832	222,167
Boot Barn Holdings, Inc. (a)	49,898	7,575,514
Buckle, Inc.	52,083	2,646,337
Build-A-Bear Workshop, Inc.	21,029	968,175
Caleres, Inc.	58,970	1,365,745
Citi Trends, Inc. (a)(b)	10,759	282,424
Designer Brands, Inc., Class A	67,432	360,087
Destination XL Group, Inc. (a)	87,852	236,322
Driven Brands Holdings, Inc. (a)	100,595	1,623,603
EVgo, Inc., Class A (a)(b)	173,794	703,866
Foot Locker, Inc. (a)	140,679	3,061,175
Genesco, Inc. (a)	17,780	760,095
Group 1 Automotive, Inc. (b)	22,327	9,410,384
Haverty Furniture Cos., Inc.	25,351	564,313
J Jill, Inc.	9,861	272,361
Lands’ End, Inc. (a)	23,374	307,134
Leslie’s, Inc. (a)	310,145	691,623
MarineMax, Inc. (a)	37,279	1,079,227
Mister Car Wash, Inc. (a)	161,584	1,177,947
Monro, Inc.	51,545	1,278,316
National Vision Holdings, Inc. (a)	134,349	1,399,917
ODP Corp. (a)	55,113	1,253,270
OneWater Marine, Inc., Class A (a)(b)	20,628	358,515
Petco Health & Wellness Co., Inc. (a)	142,962	544,685
RealReal, Inc. (a)(b)	168,883	1,845,891
Sally Beauty Holdings, Inc. (a)	173,621	1,814,340
Shoe Carnival, Inc.	30,847	1,020,419
Sonic Automotive, Inc., Class A	25,129	1,591,922
Tilly’s, Inc., Class A (a)(b)	29,344	124,712
Urban Outfitters, Inc. (a)	106,831	5,862,885
Victoria’s Secret & Co. (a)	132,334	5,481,274

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Warby Parker, Inc., Class A (a)(b)	150,467	$ 3,642,806
Zumiez, Inc. (a)	26,120	500,720
		95,358,687
Steel — 0.7%
Carpenter Technology Corp.	80,249	13,619,058
Commercial Metals Co.	192,106	9,528,458
Ivanhoe Electric, Inc. (a)(b)	144,240	1,089,012
Metallus, Inc. (a)	73,875	1,043,854
Northwest Pipe Co. (a)	16,563	799,330
Olympic Steel, Inc.	16,884	553,964
Omega Flex, Inc.	6,068	254,674
Radius Recycling, Inc., Class A	45,442	691,627
Ryerson Holding Corp.	45,447	841,224
Universal Stainless & Alloy Products, Inc. (a)	14,939	657,764
Worthington Steel, Inc.	54,742	1,741,890
		30,820,855
Technology Hardware & Equipment — 0.4%
CompoSecure, Inc., Class A	34,234	524,807
CPI Card Group, Inc. (a)	8,386	250,658
IonQ, Inc. (a)(b)	339,016	14,160,698
Xerox Holdings Corp.	195,772	1,650,358
		16,586,521
Technology: Miscellaneous — 0.6%
Benchmark Electronics, Inc.	60,181	2,732,218
CTS Corp.	50,755	2,676,311
Fabrinet (a)	61,497	13,521,960
Kimball Electronics, Inc. (a)	42,278	791,867
Plexus Corp. (a)	45,210	7,074,461
		26,796,817
Telecommunications Equipment(a) — 0.2%
Applied Optoelectronics, Inc. (b)	63,840	2,353,142
Clearfield, Inc.	20,534	636,554
Knowles Corp.	146,677	2,923,273
Viavi Solutions, Inc.	371,274	3,749,867
		9,662,836
Textile Products — 0.1%
Interface, Inc., Class A	96,749	2,355,838
Textiles Apparel & Shoes — 0.6%
G-III Apparel Group Ltd. (a)	65,872	2,148,745
Hanesbrands, Inc. (a)(b)	595,769	4,849,560
Kontoor Brands, Inc.	92,832	7,928,781
Oxford Industries, Inc.	25,007	1,970,051
Rocky Brands, Inc.	11,794	268,903
Steven Madden Ltd.	122,237	5,197,517
Superior Group of Cos., Inc.	22,753	376,107
Torrid Holdings, Inc. (a)(b)	20,774	108,648
Vera Bradley, Inc. (a)	49,579	194,846
Weyco Group, Inc.	10,947	411,060
Wolverine World Wide, Inc.	133,859	2,971,670
		26,425,888
Toys(a) — 0.0%
Funko, Inc., Class A	52,685	705,452
JAKKS Pacific, Inc.	14,731	414,678
		1,120,130
Trading Companies & Distributors — 0.0%
Hudson Technologies, Inc. (a)	73,575	410,548
Transportation Miscellaneous — 0.4%
CryoPort, Inc. (a)(b)	73,186	569,387
Security	Shares	Value
Transportation Miscellaneous (continued)
Forward Air Corp.	43,208	$ 1,393,458
Hub Group, Inc., Class A	101,021	4,501,496
Matson, Inc.	55,224	7,446,404
Radiant Logistics, Inc. (a)	58,602	392,633
Sky Harbour Group Corp., Class A (a)(b)	18,268	217,937
Universal Logistics Holdings, Inc. (b)	11,874	545,492
World Kinect Corp.	96,261	2,648,140
		17,714,947
Truckers — 0.4%
ArcBest Corp.	39,701	3,704,897
Covenant Logistics Group, Inc., Class A	13,964	761,178
FRP Holdings, Inc. (a)	22,946	702,836
FTAI Infrastructure, Inc.	173,789	1,261,708
Heartland Express, Inc.	80,233	900,214
Marten Transport Ltd.	97,306	1,518,947
PAMT Corp. (a)	9,810	160,688
Proficient Auto Logistics, Inc. (a)	26,995	217,850
RXO, Inc. (a)	268,922	6,411,100
Werner Enterprises, Inc.	104,012	3,736,111
		19,375,529
Utilities: Electrical — 1.2%
ALLETE, Inc.	97,933	6,346,058
Avista Corp.	132,012	4,835,600
Black Hills Corp.	118,381	6,927,656
Genie Energy Ltd., Class B	21,917	341,686
Hawaiian Electric Industries, Inc. (a)	279,363	2,718,202
MGE Energy, Inc.	61,472	5,775,909
Northwestern Energy Group, Inc.	103,956	5,557,488
Otter Tail Corp.	69,749	5,150,266
Portland General Electric Co.	175,393	7,650,643
TXNM Energy, Inc.	151,827	7,465,334
Unitil Corp.	27,549	1,492,880
		54,261,722
Utilities: Gas Distributors — 0.8%
Brookfield Infrastructure Corp.	202,350	8,096,024
Chesapeake Utilities Corp.	37,280	4,523,928
New Jersey Resources Corp.	165,671	7,728,552
Northwest Natural Holding Co.	65,439	2,588,767
RGC Resources, Inc.	14,548	291,833
Southwest Gas Holdings, Inc.	102,710	7,262,624
Spire, Inc.	95,810	6,498,792
		36,990,520
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	97,316	6,590,239
Utilities: Telecommunications — 0.6%
8x8, Inc. (a)(b)	213,226	569,313
Applied Digital Corp. (a)(b)	323,291	2,469,943
ATN International, Inc.	17,660	296,865
Aviat Networks, Inc. (a)	20,549	372,142
Cogent Communications Holdings, Inc.	74,264	5,723,526
DigitalBridge Group, Inc., Class A	268,045	3,023,548
Gogo, Inc. (a)	111,778	904,284
IDT Corp., Class B	26,608	1,264,412
Ooma, Inc. (a)	41,292	580,566
Shenandoah Telecommunications Co.	84,048	1,059,845
Spok Holdings, Inc.	32,252	517,645
Telephone and Data Systems, Inc.	166,321	5,673,209
Ziff Davis, Inc. (a)(b)	74,408	4,043,331
		26,498,629
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Utilities: Water — 0.4%
374Water, Inc. (a)(b)	129,689	$ 88,526
American States Water Co.	62,859	4,885,401
California Water Service Group	99,882	4,527,651
Consolidated Water Co. Ltd.	25,850	669,257
Energy Recovery, Inc. (a)	97,981	1,440,321
Global Water Resources, Inc.	22,798	262,177
Middlesex Water Co.	29,621	1,558,953
Pure Cycle Corp. (a)	36,868	467,486
SJW Group	56,775	2,794,466
York Water Co.	24,296	794,965
		17,489,203
Total Common Stocks — 99.0% (Cost: $3,180,210,316)		4,513,124,990
Investment Companies
iShares Russell 2000 ETF(b)(e)	172,045	38,015,063
Total Investment Companies — 0.9% (Cost: $37,615,658)		38,015,063
Rights
Biotechnology — 0.0%
AstraZeneca, CVR	48,841	15,141
Chinook Therapeutics, CVR (c)	100,285	84,239
Contra Aduro Biotech I, CVR (a)(c)	21,953	10,318
GTX, Inc., CVR (b)(c)	944	968
Inhibrx, Inc., CVR (c)	64,018	71,700
Total Rights — 0.0% (Cost: $97,799)		182,366
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc., (Expires 06/26/29, Strike Price USD 11.00)(a)(b)	6,486	20,788
Total Warrants — 0.0% (Cost: $ — )		20,788
Total Long-Term Investments —99.9% (Cost: $3,217,923,773)		4,551,343,207
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(e)(f)(g)	357,013,978	$ 357,192,485
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(e)(f)	118,267,017	118,267,017
Total Short-Term Securities —10.4% (Cost: $475,230,461)		475,459,502
Total Investments — 110.3% (Cost: $3,693,154,234)		5,026,802,709
Liabilities in Excess of Other Assets — (10.3)%		(468,389,424)
Net Assets — 100.0%		$ 4,558,413,285

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Series held restricted securities with a current value of $41,966, representing less than 0.05% of its net assets as of period end, and an original cost of $1,040,392.

(e)	Affiliate of the Series.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Series for compliance purposes.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series

Affiliates
Investments in issuers considered to be affiliate(s) of the Series during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 388,629,427	$ —	$ (31,429,249)(a)	$ 8,175	$ (15,868)	$ 357,192,485	357,013,978	$ 5,199,574 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	55,898,214	62,368,803 (a)	—	—	—	118,267,017	118,267,017	2,419,632	—
iShares Russell 2000 ETF	29,308,678	375,260,329	(368,468,466)	5,887,309	(3,972,787)	38,015,063	172,045	301,786	—
				$ 5,895,484	$ (3,988,655)	$ 513,474,565		$ 7,920,992	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	195	03/21/25	$ 21,936	$ (881,478)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/17/26	$2,290,122	$(158,643)(c)	$2,125,007	0.1%
	Monthly	HSBC Bank PLC(d)	02/09/28	2,416,828	(155,239)(e)	2,265,680	0.1
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25	2,802,153	(150,525)(g)	2,645,719	0.1
					$(464,407)	$7,036,406

(a)
The Series receives the total return on a portfolio of long positions underlying the total return swap. The Series pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $6,472 of net dividends and financing fees.
(e)	Amount includes $(4,091) of net dividends and financing fees.
(g)	Amount includes $5,909 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	0 - 150 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks: Diversified
Atlantic Union Bankshares Corp.	930	$35,228	1.7%
Banner Corp.	191	12,753	0.6
Cadence Bank	5,534	190,646	9.0
Central Pacific Financial Corp.	1,196	34,744	1.6
Hanmi Financial Corp.	1,453	34,320	1.6
National Bank Holdings Corp., Class A	298	12,832	0.6
Preferred Bank/Los Angeles CA	2,226	192,282	9.1
United Community Banks, Inc.	1,211	39,128	1.8
WSFS Financial Corp.	371	19,711	0.9
		571,644
Insurance: Multi-Line
Horace Mann Educators Corp.	1,083	42,486	2.0
Insurance: Property-Casualty
Genworth Financial, Inc., Class A	1,053	7,360	0.4
Stewart Information Services Corp.	642	43,329	2.0
		50,689
IT Services
Bread Financial Holdings Inc.	4,109	250,895	11.8
Office Supplies & Equipment
Pitney Bowes, Inc.	18,250	132,130	6.2
Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc., REIT	24,846	344,117	16.2
Douglas Emmett, Inc., REIT	39,496	733,046	34.5
		1,077,163
Net Value of Reference Entity — Goldman Sachs Bank USA		$2,125,007
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/09/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks: Diversified
BankUnited Inc.	425	$16,222	0.7%
Banner Corp.	191	12,753	0.6
Berkshire Hills Bancorp Inc.	60	1,706	0.1
Cadence Bank	10,306	355,042	15.7
Cathay General Bancorp	278	13,236	0.6
Security	Shares	Value	% of Basket Value
Banks: Diversified (continued)
First BanCorp./Puerto Rico	1,437	$26,714	1.2%
Heritage Financial Corp.	1,501	36,774	1.6
National Bank Holdings Corp., Class A	65	2,799	0.1
Preferred Bank/Los Angeles CA	7,146	617,271	27.2
United Community Banks, Inc.	906	29,273	1.3
WSFS Financial Corp.	707	37,563	1.6
		1,149,353
Diversified Financial Services
Moelis & Co., Class A	5,446	402,350	17.8
Financial Data & Systems
Green Dot Corp., Class A	20,032	213,140	9.4
Insurance: Multi-Line
Horace Mann Educators Corp.	747	29,305	1.3
IT Services
Bread Financial Holdings Inc.	595	36,331	1.6
Office Supplies & Equipment
Pitney Bowes, Inc.	57,906	419,239	18.5
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc., REIT	860	15,962	0.7
Net Value of Reference Entity — HSBC Bank PLC		$2,265,680
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks: Diversified
BankUnited Inc.	701	$26,757	1.0%
Cadence Bank	1,358	46,783	1.8
Central Pacific Financial Corp.	4,187	121,632	4.6
Provident Financial Services, Inc.	1,569	29,607	1.1
United Community Banks, Inc.	305	9,855	0.4
		234,634
Diversified Financial Services
Jackson Financial, Inc., Class A	344	29,956	1.1
IT Services
Bread Financial Holdings Inc.	33,548	2,048,441	77.4
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc., REIT	17,925	332,688	12.6
Net Value of Reference Entity — JPMorgan Chase Bank N.A		$2,645,719
Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (464,407)

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 881,478	$ —	$ —	$ —	$ 881,478
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	464,407	—	—	—	464,407
	$ —	$ —	$ 1,345,885	$ —	$ —	$ —	$ 1,345,885

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Series Schedule of Investments. In the Statement of
Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,245,057	$ —	$ —	$ —	$ 2,245,057
Swaps	—	—	6,560,708	—	—	—	6,560,708
	$ —	$ —	$ 8,805,765	$ —	$ —	$ —	$ 8,805,765
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (747,274)	$ —	$ —	$ —	$ (747,274)
Swaps	—	—	(1,358,154)	—	—	—	(1,358,154)
	$ —	$ —	$ (2,105,428)	$ —	$ —	$ —	$ (2,105,428)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$31,805,169
Total return swaps:
Average notional value	24,007,252
For more information about the Series’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Series’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 25,262	$ —
Swaps — OTC(a)	—	464,407
Total derivative assets and liabilities in the Statement of Assets and Liabilities	25,262	464,407
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(25,262)	—
Total derivative assets and liabilities subject to an MNA	$ —	$ 464,407

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series

The following table presents the Series’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Series:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Goldman Sachs Bank USA	$ 158,643	$ —	$ —	$ —	$ 158,643
HSBC Bank PLC	155,239	—	—	—	155,239
JPMorgan Chase Bank N.A.	150,525	—	—	—	150,525
	$ 464,407	$ —	$ —	$ —	$ 464,407

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Series’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy. The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Advertising Agencies	$ 9,358,885	$ —	$ —	$ 9,358,885
Aerospace & Defense	65,326,417	—	—	65,326,417
Agriculture, Fishing & Ranching	17,870,218	—	—	17,870,218
Air Transport	22,862,325	—	—	22,862,325
Airlines	427,690	—	—	427,690
Alternative Energy	8,492,240	—	—	8,492,240
Aluminum	3,506,065	—	—	3,506,065
Asset Management & Custodian	40,403,136	—	—	40,403,136
Auto Components	13,733,851	—	—	13,733,851
Auto Parts	20,014,836	—	—	20,014,836
Auto Services	5,099,126	—	—	5,099,126
Back Office Support, HR & Consulting	68,777,702	—	—	68,777,702
Banks: Diversified	469,239,019	—	—	469,239,019
Beverage: Soft Drinks	9,876,542	—	—	9,876,542
Biotechnology	379,152,749	—	—	379,152,749
Building Materials	30,751,656	—	—	30,751,656
Building Products	5,924,913	—	—	5,924,913
Building: Roofing, Wallboard & Plumbing	10,619,884	—	—	10,619,884
Cable Television Services	6,128,470	—	—	6,128,470
Capital Markets	14,349,490	—	—	14,349,490
Casinos & Gambling	8,437,601	—	—	8,437,601
Cement	258,082	—	—	258,082
Chemicals	746,830	—	—	746,830
Chemicals: Diversified	32,188,092	—	—	32,188,092
Chemicals: Specialty	63,735,404	—	—	63,735,404
Coal	25,100,482	—	—	25,100,482
Commercial Banks	856,550	—	—	856,550
Commercial Finance & Mortgage Companies	13,844,927	—	—	13,844,927
Commercial Services & Supplies	20,119,794	—	—	20,119,794
Commercial Services: Rental & Leasing	63,215,146	—	—	63,215,146
Commercial Vehicles & Parts	24,488,019	—	—	24,488,019
Communications Equipment	1,897,696	—	—	1,897,696
Communications Technology	30,690,581	—	—	30,690,581
Computer Services Software & Systems	233,960,938	—	—	233,960,938
Computer Technology	20,716,889	—	—	20,716,889
Construction	68,073,111	—	—	68,073,111

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Consumer Electronics	$ 3,053,962	$ —	$ —	$ 3,053,962
Consumer Finance	9,352,141	—	—	9,352,141
Consumer Lending	17,934,474	—	—	17,934,474
Consumer Services: Miscellaneous	12,243,927	—	—	12,243,927
Containers & Packaging	12,128,191	—	—	12,128,191
Cosmetics	4,041,565	—	—	4,041,565
Diversified Consumer Services	186,988	—	—	186,988
Diversified Financial Services	34,573,543	—	—	34,573,543
Diversified Manufacturing Operations	28,718,464	—	—	28,718,464
Diversified Materials & Processing	13,515,558	—	—	13,515,558
Diversified Media	211,524	—	—	211,524
Diversified Retail	10,038,060	—	—	10,038,060
Diversified Telecommunication Services	21,335,260	—	—	21,335,260
Drug & Grocery Store Chains	25,483,151	—	—	25,483,151
Education Services	37,750,313	—	—	37,750,313
Electrical Equipment	12,005,463	—	—	12,005,463
Electronic Components	27,384,397	—	—	27,384,397
Electronic Entertainment	1,235,990	—	—	1,235,990
Electronic Equipment, Instruments & Components	11,557,799	—	—	11,557,799
Electronics	22,154,443	—	—	22,154,443
Energy Equipment	13,379,466	—	—	13,379,466
Energy Equipment & Services	19,188,699	—	—	19,188,699
Engineering & Contracting Services	36,951,723	—	—	36,951,723
Entertainment	20,518,675	—	—	20,518,675
Environmental, Maintenance, & Security Service	21,099,262	—	—	21,099,262
Financial Data & Systems	15,335,485	—	—	15,335,485
Financial Services	13,611,797	—	—	13,611,797
Food & Staples Retailing	626,345	—	—	626,345
Food Products	5,630,153	—	—	5,630,153
Foods	33,920,639	—	—	33,920,639
Forest Products	19,302,945	—	—	19,302,945
Forms & Bulk Printing Services	2,981,863	—	—	2,981,863
Fruit & Grain Processing	962,282	—	—	962,282
Funeral Parlors & Cemeteries	6,003,361	—	—	6,003,361
Gas Pipeline	5,196,623	—	—	5,196,623
Gold	5,495,216	—	—	5,495,216
Health Care Equipment & Services	3,406,307	—	—	3,406,307
Health Care Equipment & Supplies	18,673,635	—	—	18,673,635
Health Care Facilities	30,192,462	—	—	30,192,462
Health Care Management Services	15,346,188	—	—	15,346,188
Health Care Providers & Services	5,077,074	—	—	5,077,074
Health Care Services	67,628,704	—	—	67,628,704
Health Care: Miscellaneous	342,898	—	—	342,898
Home Building	60,940,962	—	—	60,940,962
Hotel/Motel	8,390,712	—	—	8,390,712
Hotels, Restaurants & Leisure	15,525,360	—	—	15,525,360
Household Appliances	774,367	—	—	774,367
Household Durables	611,582	—	—	611,582
Household Equipment & Products	24,687,009	—	—	24,687,009
Household Furnishings	11,061,781	—	—	11,061,781
Independent Power Producers & Energy Traders	948,137	—	—	948,137
Industrial Conglomerates	1,086,654	—	—	1,086,654
Insurance	21,384,305	—	—	21,384,305
Insurance: Life	10,138,500	—	—	10,138,500
Insurance: Multi-Line	24,900,745	—	—	24,900,745
Insurance: Property-Casualty	65,965,108	—	—	65,965,108
Internet & Catalog Retail	1,320,347	—	—	1,320,347
Internet Software & Services	14,398,163	—	—	14,398,163
IT Services	21,366,386	—	—	21,366,386
Leisure Time	33,381,079	—	—	33,381,079
Life Sciences Tools & Services	2,962,534	—	—	2,962,534
Luxury Items	6,278,807	—	—	6,278,807
Machinery	3,425,202	—	—	3,425,202
Series Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Machinery: Agricultural	$ 18,818,194	$ —	$ —	$ 18,818,194
Machinery: Construction & Handling	7,983,177	—	—	7,983,177
Machinery: Industrial	66,190,278	—	—	66,190,278
Machinery: Specialty	4,208,581	—	—	4,208,581
Manufactured Housing	14,200,764	—	—	14,200,764
Marine	20,596,288	—	—	20,596,288
Media	6,406,483	—	—	6,406,483
Medical & Dental Instruments & Supplies	58,966,062	—	—	58,966,062
Medical Equipment	48,827,283	—	—	48,827,283
Medical Services	1,049,616	—	—	1,049,616
Metal Fabricating	27,418,563	—	—	27,418,563
Metals & Minerals: Diversified	16,275,993	—	—	16,275,993
Metals & Mining	4,317,778	—	—	4,317,778
Mining	541,910	—	—	541,910
Office Supplies & Equipment	16,125,137	—	—	16,125,137
Oil & Gas Producers	7,075,800	—	—	7,075,800
Oil Well Equipment & Services	49,213,675	—	—	49,213,675
Oil, Gas & Consumable Fuels	30,552,339	—	—	30,552,339
Oil: Crude Producers	61,554,806	—	—	61,554,806
Oil: Refining & Marketing	8,710,126	—	—	8,710,126
Paints & Coatings	377,188	—	—	377,188
Paper	833,768	—	—	833,768
Paper & Forest Products	4,634,681	—	—	4,634,681
Personal Care	10,636,166	—	—	10,636,166
Personal Products	2,175,889	—	—	2,175,889
Pharmaceuticals	83,228,530	41,966	—	83,270,496
Photography	242,876	—	—	242,876
Power Transmission Equipment	12,646,537	—	—	12,646,537
Printing & Copying Services	13,206,339	—	—	13,206,339
Producer Durables: Miscellaneous	2,347,951	—	—	2,347,951
Production Technology Equipment	4,239,503	—	—	4,239,503
Professional Services	9,926,366	—	—	9,926,366
Publishing	6,396,752	—	—	6,396,752
Radio & TV Broadcasters	6,169,838	—	—	6,169,838
Railroad Equipment	4,837,201	—	—	4,837,201
Real Estate	16,993,261	—	—	16,993,261
Real Estate Investment Trusts (REITs)	301,662,333	—	—	301,662,333
Real Estate Management & Development	4,815,715	—	—	4,815,715
Recreational Vehicles & Boats	10,502,173	—	—	10,502,173
Rental & Leasing Services: Consumer	2,639,039	—	—	2,639,039
Restaurants	43,111,289	—	—	43,111,289
Scientific Instruments: Control & Filter	30,314,439	—	—	30,314,439
Scientific Instruments: Electrical	24,033,136	—	—	24,033,136
Scientific Instruments: Gauges & Meters	22,874,411	—	—	22,874,411
Scientific Instruments: Pollution Control	1,525,920	—	—	1,525,920
Securities Brokerage & Services	4,570,986	—	—	4,570,986
Semiconductors & Components	67,643,024	—	—	67,643,024
Semiconductors & Semiconductor Equipment	34,818,364	—	—	34,818,364
Shipping	12,389,760	—	—	12,389,760
Software	110,227,716	—	—	110,227,716
Specialty Retail	95,358,687	—	—	95,358,687
Steel	30,820,855	—	—	30,820,855
Technology Hardware & Equipment	16,586,521	—	—	16,586,521
Technology: Miscellaneous	26,796,817	—	—	26,796,817
Telecommunications Equipment	9,662,836	—	—	9,662,836
Textile Products	2,355,838	—	—	2,355,838
Textiles Apparel & Shoes	26,425,888	—	—	26,425,888
Toys	1,120,130	—	—	1,120,130
Trading Companies & Distributors	410,548	—	—	410,548
Transportation Miscellaneous	17,714,947	—	—	17,714,947
Truckers	19,375,529	—	—	19,375,529
Utilities: Electrical	54,261,722	—	—	54,261,722
Utilities: Gas Distributors	36,990,520	—	—	36,990,520

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Utilities: Miscellaneous	$ 6,590,239	$ —	$ —	$ 6,590,239
Utilities: Telecommunications	26,498,629	—	—	26,498,629
Utilities: Water	17,489,203	—	—	17,489,203
Investment Companies	38,015,063	—	—	38,015,063
Rights	—	15,141	167,225	182,366
Warrants	—	20,788	—	20,788
Short-Term Securities
Money Market Funds	475,459,502	—	—	475,459,502
	$ 5,026,557,589	$ 77,895	$ 167,225	$ 5,026,802,709
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (881,478)	$ (464,407)	$ —	$ (1,345,885)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Series Schedule of Investments

Statement of Assets and Liabilities
December 31, 2024

Master Small Cap Index Series
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 4,513,328,144
Investments, at value — affiliated(c)	513,474,565
Cash pledged for futures contracts	1,675,000
Receivables:
Investments sold	938,395
Securities lending income — affiliated	266,899
Dividends — unaffiliated	4,683,773
Dividends — affiliated	213,101
Variation margin on futures contracts	25,262
Prepaid expenses	11,331
Other assets	4,174
Total assets	5,034,620,644
LIABILITIES
Bank overdraft	95,517,568
Collateral on securities loaned	357,054,300
Payables:
Investments purchased	1,760,010
Swaps	46,473
Accounting services fees	3,760
Withdrawals to investors	21,168,299
Custodian fees	44,287
Investment advisory fees	37,755
Directors’ fees	13,005
Other accrued expenses	38,676
Professional fees	58,819
Unrealized depreciation on OTC swaps	464,407
Total liabilities	476,207,359
Commitments and contingent liabilities
NET ASSETS	$ 4,558,413,285
NET ASSETS CONSIST OF
Investors’ capital	$ 3,226,110,694
Net unrealized appreciation (depreciation)	1,332,302,591
NET ASSETS	$ 4,558,413,285
(a) Investments, at cost—unaffiliated	$3,180,308,114
(b) Securities loaned, at value	$340,064,070
(c) Investments, at cost—affiliated	$512,846,120
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

Master Small Cap Index Series
INVESTMENT INCOME
Dividends — unaffiliated	$60,653,092
Dividends — affiliated	2,721,418
Interest — unaffiliated	36,835
Securities lending income — affiliated — net	5,199,574
Foreign taxes withheld	(228,272)
Total investment income	68,382,647
EXPENSES
Investment advisory	491,501
Custodian	126,953
Professional	84,546
Directors	48,316
Printing and postage	27,175
Accounting services	9,025
Miscellaneous	58,894
Total expenses excluding interest expense	846,410
Interest expense — unaffiliated	1,293
Total expenses	847,703
Less:
Fees waived and/or reimbursed by the Manager	(35,630)
Total expenses after fees waived and/or reimbursed	812,073
Net investment income	67,570,574
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	96,778,722
Investments — affiliated	5,895,484
Futures contracts	2,245,057
Swaps	6,560,708
111,479,971
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	397,833,851
Investments — affiliated	(3,988,655)
Futures contracts	(747,274)
Swaps	(1,358,154)
391,739,768
Net realized and unrealized gain	503,219,739
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$570,790,313
See notes to financial statements.
Series Statement of Operations

Statements of Changes in Net Assets

	Master Small Cap Index Series
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$67,570,574	$66,174,721
Net realized gain	111,479,971	24,069,779
Net change in unrealized appreciation (depreciation)	391,739,768	588,910,014
Net increase in net assets resulting from operations	570,790,313	679,154,514
CAPITAL TRANSACTIONS
Proceeds from contributions	1,370,613,082	1,395,977,694
Value of withdrawals	(1,951,674,939)	(1,146,809,963)
Net increase (decrease) in net assets derived from capital transactions	(581,061,857)	249,167,731
NET ASSETS
Total increase (decrease) in net assets	(10,271,544)	928,322,245
Beginning of year	4,568,684,829	3,640,362,584
End of year	$4,558,413,285	$4,568,684,829
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights

Master Small Cap Index Series
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	11.51%	17.04%	(20.29)%	14.84%	20.08%
Ratios to Average Net Assets(a)
Total expenses	0.02%	0.02%	0.02%	0.02%	0.03%
Total expenses after fees waived and/or reimbursed	0.02%	0.02%	0.02%	0.01%	0.02%
Net investment income	1.37%	1.64%	1.36%	1.03%	1.29%
Supplemental Data
Net assets, end of year (000)	$4,558,413	$4,568,685	$3,640,363	$4,568,935	$3,895,218
Portfolio turnover rate	32%(b)	29%(b)	38%	31%	27%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Series Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
Quantitative Master Series LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is organized as a Delaware statutory trust. Master Small Cap Index Series (“the “Series”) is a series of the Master LLC. The Series is classified as diversified. The Series’ Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.
The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Series is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Series may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Series invests.  These foreign taxes, if any, are paid by the Series and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Series recognizes tax reclaims when the Fund determines that it is more likely than not that the Series will sustain its position that it is due the reclaim.
The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Series had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Series is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Series adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Series’ adoption of the new standard impacted financial statement disclosures only and did not affect the Series’s financial position or results of operations.
The Chief Financial Officer acts as the Series’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Series. The CODM has concluded that the Series operates as a single operating segment since the Series has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Series’ financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Series is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Series’ Manager as the valuation designee for the Series. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Series’ assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Series uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Series Notes to Financial Statements

Notes to Financial Statements  (continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Series. Certain information made available by a Private Company is as of a date that is earlier than the date the Series is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Series could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Series has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Series’ Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Series’ securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Capital, Inc.	$ 13,332,512	$ (13,332,512)	$ —	$ —
BMO Capital Markets Corp.	9,988	(9,988)	—	—
BNP Paribas SA	72,763,160	(72,763,160)	—	—
BofA Securities, Inc.	31,560,865	(31,560,865)	—	—
Citadel Clearing LLC	1,862,790	(1,862,790)	—	—
Citigroup Global Markets, Inc.	7,598,603	(7,598,603)	—	—
Credit Suisse Securities (USA) LLC	361	(361)	—	—
HSBC Bank PLC	18,100,392	(18,100,392)	—	—
J.P. Morgan Securities LLC	119,946,034	(119,946,034)	—	—
Jefferies LLC	7,575,065	(7,575,065)	—	—
Mizuho Securities USA LLC	80,107	(80,107)	—	—
Morgan Stanley	27,797,225	(27,797,225)	—	—
Nomura Securities International, Inc.	191,148	(191,148)	—	—
Scotia Capital (USA), Inc.	4,369,958	(4,369,958)	—	—
State Street Bank & Trust Co.	5,024,208	(5,024,208)	—	—
Toronto-Dominion Bank	481,850	(476,235)	—	5,615
UBS AG	6,482,567	(6,482,567)	—	—
UBS Securities LLC	1,164,854	(1,164,854)	—	—
Virtu Americas LLC	578,439	(578,439)	—	—
Wells Fargo Bank N.A.	7,365,651	(7,365,651)	—	—
Wells Fargo Securities LLC	13,778,293	(13,778,293)	—	—
	$ 340,064,070	$ (340,058,455)	$ —	$ 5,615

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Series is disclosed in the Series’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of December 31, 2024. Additional collateral is delivered to the Series on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Series.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Series and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement  of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in
Series Notes to Financial Statements

Notes to Financial Statements  (continued)

the Statement  of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Series’ counterparty on the swap. The Series is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Series receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Series has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Series and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Series and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Series and the counterparty.
Cash collateral that has been pledged to cover obligations of the Series and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Series, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Series.  Any additional required collateral is delivered to/pledged by the Series on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Series generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Series from the counterparties are not fully collateralized, the Series bears the risk of loss from counterparty non-performance. Likewise, to the extent the Series has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Series bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Series’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.
For such services, the Series pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the  Series’ net assets.
With respect to the Series, the Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of the Series for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Series to the Manager.
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Series, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Series. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $32,785.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Series’ assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Series. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the Manager waived $2,845 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business (“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.07%.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Series.  For the year ended December 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Series is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Series bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Series retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Series retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Series is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Series paid BTC $1,384,592 for securities lending agent services.
Series Notes to Financial Statements

Notes to Financial Statements  (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Series may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Series’ investment policies and restrictions. The Series is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Series did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of Master LLC are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Series Name	Purchases	Sales	Net Realized Gain (Loss)
Master Small Cap Index Series	$ 90,415,980	$ 214,876,326	$ 78,914,849
7.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $1,540,167,325 and $2,009,069,006, respectively.
8.
INCOME TAX INFORMATION
The Series is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no U.S. federal income tax provision is required.  It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Series’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Series as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Series’ NAV.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Series Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Master Small Cap Index Series	$ 3,895,091,898	$ 1,728,455,490	$ (596,744,679)	$ 1,131,710,811
9.
BANK BORROWINGS
The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Series did not borrow under the credit agreement.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Series invests in securities or other instruments and may enter into certain transactions, and such activities subject the Series to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Series and its investments.  The Series’ prospectus provides details of the risks to which the Series is subject.
The Series may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk:    The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Series may invest in illiquid investments.  An illiquid investment is any investment that the Series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Series’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Series may lose value, regardless of the individual results of the securities and other instruments in which the Series invests. The Series’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Series could receive upon the sale of any particular portfolio investment may differ from the Series’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Series’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Series, and the Series could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Series’ portfolio are disclosed in its Schedule of Investments.
The Series invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Series invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Series Notes to Financial Statements

Notes to Financial Statements  (continued)

11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Investors of Master Small Cap Index Series and the Board of Directors of Quantitative Master Series LLC:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Master Small Cap Index Series of Quantitative Master Series LLC (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.
Series Report of Independent Registered Public Accounting Firm

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly/quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by a Fund for any particular month/quarter may be more or less than the amount of net investment income earned by a Fund during such month/quarter. The portion of distributions that exceeds a Fund current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser and Administrator(a)
BlackRock Advisors, LLC
Wilmington, DE 19809
Investment Adviser(b)
BlackRock Fund Advisors
San Francisco, CA 94105
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) Administrator to iShares short term TIPS Bond Index Fund, iShares MSCI EAFE International Index Fund and iShares Russell 2000 Small-Cap Index Fund.
(b) For iShares Municipal Bond Index Fund.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds/Corporation/Master LLC
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CVA	Certificaten Van Aandelen (Dutch Certificate)
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times Stock Exchange
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
S/F	Single-Family
SAN	State Aid Notes
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
ST	Special Tax

2024 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: February 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: February 25, 2025